NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

To The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contact owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 13, 2018

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Class Shares (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIMCO FUNDS

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from April 27, 2016 (commencement of operations) to December 31, 2016.

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 3, 2016 (commencement of operations) to December 31, 2016.

BLACKROCK FUNDS

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 5, 2016 (commencement of operations) to December 31, 2016.

FIDELITY INVESTMENTS

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from May 10, 2016 (commencement of operations) to December 31, 2016.

FIDELITY INVESTMENTS

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from June 2, 2016 (commencement of operations) to December 31, 2016.

BLACKROCK FUNDS

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2017 and the period from June 7, 2016 (commencement of operations) to December 31, 2016.

NATIONWIDE FUNDS GROUP

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 3, 2017 (commencement of operations) to December 31, 2017.

PIMCO FUNDS

PIMCO Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2017 (commencement of operations) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 10, 2017 (commencement of operations) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund - Class 2 (CLVHY2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2017 (commencement of operations) to December 31, 2017.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Global Gold Fund - Service Class (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, and the related statements of operations and changes in contract owners’ equity for the period from June 9, 2017 (commencement of operations) to December 31, 2017.

PIMCO FUNDS

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)

Statement of operations for the period from January 1, 2017 to March 2, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to March 2, 2017 (closure) and the year ended December 31, 2016.

Guggenheim Variable Fund - CLS Global Diversified Equity Fund (RVAMR)

Guggenheim Variable Fund - CLS Global Growth Fund (RVBER)

Guggenheim Variable Fund - CLS Growth and Income Fund (RVCLR)

Statement of operations for the period from January 1, 2017 to April 27, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to April 27, 2017 (closure) and the year ended December 31, 2016.

Northern Lights Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Statement of operations for the period from January 1, 2017 to May 5, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to May 5, 2017 (closure) and the year ended December 31, 2016.

Nationwide Funds Group Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

Nationwide Funds Group NVIT Flexible Fixed Income Fund Class P (NVFIP)

Nationwide Funds Group NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

Statement of operations for the period from January 1, 2017 to November 7, 2017 (closure) and the statements of changes in contract owners’ equity for the period from January 1, 2017 to November 7, 2017 (closure) and the year ended December 31, 2016.

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Statement of changes in contract owners’ equity for the period from January 1, 2016 to April 28, 2016 (closure).

Nationwide Funds Group American Century NVIT Growth Fund - Class II (CAF2)

Statement of changes in contract owners’ equity for the period from January 1, 2016 to August 12, 2016 (closure).

Guggenheim Investments Series M (Macro Opportunities Series) (GSBLMO)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
84,509 shares (cost $926,764)	$991,291
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
344,136 shares (cost $3,165,302)	3,279,615
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
160,592 shares (cost $1,941,222)	2,167,996
VP Income & Growth Fund - Class I (ACVIG)
995,048 shares (cost $8,995,913)	10,656,965
VP Inflation Protection Fund - Class II (ACVIP2)
1,215,280 shares (cost $12,397,991)	12,408,007
VP Ultra(R) Fund - Class I (ACVU1)
61,085 shares (cost $968,967)	1,181,392
VP Value Fund - Class I (ACVV)
1,688,442 shares (cost $17,254,613)	18,927,430
Global Small Capitalization Fund - Class 4 (AMVGS4)
200,762 shares (cost $4,417,443)	5,000,972
Insurance Series(R) - International Fund: Class 4 (AMVI4)
196,442 shares (cost $3,714,134)	4,207,785
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
835,980 shares (cost $11,264,653)	12,347,417
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
163,200 shares (cost $3,582,918)	4,078,369
Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
1,114,885 shares (cost $10,816,861)	11,572,505
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
1,244,236 shares (cost $9,185,211)	9,182,463
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
180,078 shares (cost $2,122,456)	2,117,713
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
549,291 shares (cost $6,312,421)	6,657,407
Global Allocation V.I. Fund - Class III (MLVGA3)
2,070,150 shares (cost $29,790,232)	30,721,028
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
84,892 shares (cost $852,278)	941,452
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
78,029 shares (cost $534,932)	529,034
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
190,150 shares (cost $1,436,003)	1,471,761
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
192,863 shares (cost $801,597)	777,238
VIP Small Cap Value Series: Service Class (DWVSVS)
64,372 shares (cost $2,503,365)	2,737,096
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
336,528 shares (cost $6,474,217)	7,555,058
Floating-Rate Income Fund (ETVFR)
1,204,425 shares (cost $11,190,223)	11,165,016
Quality Bond Fund II - Primary Shares (FQB)
489 shares (cost $5,383)	5,404
Contrafund(R)Portfolio - Service Class 2 (FC2)
175,139 shares (cost $5,817,068)	6,488,886
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
34,852 shares (cost $531,999)	517,896
VIP Balanced Portfolio - Service Class 2 (FB2)
574,640 shares (cost $9,901,517)	10,533,148
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
482,952 shares (cost $10,670,005)	11,262,443
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
318,424 shares (cost $6,587,225)	7,075,375
VIP Growth Portfolio - Service Class 2 (FG2)

794,549 shares (cost $52,292,912)	$57,890,830
VIP High Income Portfolio - Service Class 2 (FHI2)
1,035,016 shares (cost $5,580,617)	5,454,535
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
371,332 shares (cost $4,701,848)	4,637,933
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
158,556 shares (cost $3,077,652)	3,034,754
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
1,013,998 shares (cost $11,807,388)	11,559,572
Franklin Income Securities Fund - Class 2 (FTVIS2)
1,155,051 shares (cost $17,527,549)	18,677,171
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
428,242 shares (cost $8,573,907)	8,479,193
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
861,975 shares (cost $14,037,357)	14,231,212
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
587,209 shares (cost $4,272,790)	4,339,473
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
406,946 shares (cost $4,467,507)	4,545,589
VI International Growth Fund - Series II Shares (AVIE2)
17,734 shares (cost $623,041)	697,480
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)
379,512 shares (cost $6,549,079)	7,343,559
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
63,375 shares (cost $973,386)	1,048,859
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
49,515 shares (cost $506,518)	525,852
Balanced Portfolio: Service Shares (JABS)
136,299 shares (cost $4,522,040)	5,055,322
Enterprise Portfolio: Service Shares (JAMGS)
78,085 shares (cost $4,603,164)	5,205,940
Flexible Bond Portfolio: Service Shares (JAFBS)
305,890 shares (cost $3,958,116)	3,893,979
Global Technology Portfolio: Service Shares (JAGTS)
385,217 shares (cost $3,690,052)	4,453,112
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
635,208 shares (cost $12,429,020)	14,984,559
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
648,050 shares (cost $4,908,565)	4,873,332
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)
114,476 shares (cost $3,029,032)	3,065,660
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
85,329 shares (cost $1,414,994)	1,828,592
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
56,259 shares (cost $1,172,866)	1,404,236
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
225,645 shares (cost $3,801,507)	3,759,253
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
363,072 shares (cost $5,366,156)	5,220,971
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
165,390 shares (cost $2,093,305)	2,179,030
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
270,871 shares (cost $2,220,637)	2,418,880
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
38,591 shares (cost $1,833,206)	2,075,826
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
167,143 shares (cost $2,581,047)	2,647,548
Utilities Series - Service Class (MVUSC)
50,236 shares (cost $1,404,154)	1,455,826
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
322,814 shares (cost $7,751,506)	8,974,217
The Merger Fund VL (MGRFV)
339,914 shares (cost $3,621,256)	3,671,066
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

856,750 shares (cost $6,642,521)	$6,725,490
Emerging Markets Debt Portfolio - Class II (MSEMB)
1,315,425 shares (cost $10,277,880)	10,549,710
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
159,274 shares (cost $1,600,038)	1,767,938
Global Real Estate Portfolio - Class II (VKVGR2)
1,264,437 shares (cost $13,279,544)	14,022,611
NVIT Bond Index Fund Class I (NVBX)
2,194,812 shares (cost $23,374,359)	22,847,988
NVIT International Index Fund Class I (NVIX)
2,726,335 shares (cost $25,785,144)	28,299,358
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
217,328 shares (cost $2,137,286)	2,416,682
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
168,029 shares (cost $1,799,497)	1,947,459
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
185,361 shares (cost $2,971,186)	3,093,682
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,438,807 shares (cost $59,565,262)	64,677,169
American Funds NVIT Bond Fund - Class II (GVABD2)
337,280 shares (cost $3,897,028)	3,878,717
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
310,051 shares (cost $9,250,019)	9,828,607
American Funds NVIT Growth Fund - Class II (GVAGR2)
165,382 shares (cost $13,534,600)	14,517,209
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
210,484 shares (cost $11,399,406)	11,780,810
Federated NVIT High Income Bond Fund - Class I (HIBF)
537,980 shares (cost $3,712,971)	3,545,290
NVIT Emerging Markets Fund - Class I (GEM)
559,079 shares (cost $6,994,699)	7,648,206
NVIT Emerging Markets Fund - Class II (GEM2)
124,056 shares (cost $1,479,945)	1,676,000
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
111,272 shares (cost $1,168,117)	1,303,001
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
258,269 shares (cost $2,760,510)	3,014,004
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
57,685 shares (cost $795,593)	812,209
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
933,498 shares (cost $8,934,012)	9,540,347
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,192,698 shares (cost $13,637,366)	13,513,273
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,426,482 shares (cost $16,381,202)	15,705,568
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,356,240 shares (cost $13,925,471)	13,779,397
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,364,378 shares (cost $25,591,557)	26,126,377
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,178,128 shares (cost $11,109,713)	11,557,432
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
860,026 shares (cost $9,374,467)	9,357,078
NVIT Core Bond Fund - Class II (NVCBD2)
251,752 shares (cost $2,725,033)	2,708,855
NVIT Core Plus Bond Fund - Class II (NVLCP2)
507,119 shares (cost $5,775,116)	5,705,086
NVIT Nationwide Fund - Class I (TRF)
204,532 shares (cost $3,634,877)	3,908,608
NVIT Nationwide Fund - Class II (TRF2)
19,305 shares (cost $322,654)	367,576
NVIT Government Bond Fund - Class I (GBF)
630,380 shares (cost $6,928,112)	6,751,370
NVIT Government Bond Fund - Class II (GBF2)

112,636 shares (cost $1,231,629)	$1,202,954
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
516,827 shares (cost $6,754,726)	7,028,849
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
433,500 shares (cost $6,645,738)	6,983,683
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
516,370 shares (cost $9,214,500)	9,588,983
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,509,690 shares (cost $15,235,974)	15,217,678
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,759,247 shares (cost $60,928,084)	61,965,401
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,455,236 shares (cost $19,825,209)	20,533,383
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2,010,088 shares (cost $22,746,680)	22,854,698
NVIT Mid Cap Index Fund - Class I (MCIF)
1,152,449 shares (cost $28,519,582)	29,986,733
NVIT Money Market Fund - Class I (SAM)
59,198 shares (cost $59,198)	59,198
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
542,325 shares (cost $5,683,086)	6,507,899
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
623,356 shares (cost $5,975,259)	7,149,889
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
607,998 shares (cost $6,988,693)	8,201,898
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
1,050,909 shares (cost $10,495,113)	11,339,303
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,331 shares (cost $96,189)	102,467
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
673,723 shares (cost $7,387,706)	7,963,410
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
889,147 shares (cost $9,565,209)	10,091,819
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
279,110 shares (cost $5,035,924)	5,389,606
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
59,736 shares (cost $979,597)	1,079,427
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
300,018 shares (cost $4,272,400)	4,602,282
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
90,784 shares (cost $1,299,023)	1,358,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
215,970 shares (cost $4,516,800)	4,889,553
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
64,013 shares (cost $1,290,759)	1,374,357
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,226,658 shares (cost $11,522,027)	11,358,850
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,307,786 shares (cost $13,574,547)	13,378,646
NVIT Large Cap Growth Fund - Class II (NVOLG2)
329,545 shares (cost $5,947,987)	6,445,905
Templeton NVIT International Value Fund - Class III (NVTIV3)
69,053 shares (cost $780,081)	882,495
Invesco NVIT Comstock Value Fund - Class II (EIF2)
64,476 shares (cost $1,158,280)	1,287,577
NVIT Real Estate Fund - Class II (NVRE2)
413,426 shares (cost $2,673,395)	2,637,660
NVIT Money Market Fund - Class II (NVMM2)
157,673,268 shares (cost $157,673,268)	157,673,268
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
514,583 shares (cost $6,085,798)	6,648,410
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
230,007 shares (cost $2,834,180)	3,079,798
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

198,147 shares (cost $2,052,113)	$2,239,062
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
127,263 shares (cost $1,334,719)	1,407,531
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
150,710 shares (cost $1,608,147)	1,811,533
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
143,879 shares (cost $1,520,235)	1,673,312
NVIT Small Cap Index Fund - Class II (NVSIX2)
1,910,027 shares (cost $24,402,064)	25,842,659
NVIT S&P 500 Index Fund - Class I (GVEX1)
7,964,795 shares (cost $123,450,206)	139,702,503
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
115,075 shares (cost $1,136,086)	1,278,482
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
97,221 shares (cost $912,599)	962,489
7Twelve Balanced Portfolio (NO7TB)
151,455 shares (cost $1,706,743)	1,888,650
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
597,455 shares (cost $6,041,381)	5,920,780
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2,537,283 shares (cost $26,629,341)	26,210,134
International Growth Fund/VA- Service Shares (OVIGS)
742,649 shares (cost $1,716,576)	2,005,151
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
205,334 shares (cost $8,452,706)	9,626,079
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
154,011 shares (cost $3,601,769)	3,914,958
PIMCO Income Portfolio: Advisor Class (PMVIV)
298,351 shares (cost $3,194,694)	3,204,287
All Asset Portfolio - Advisor Class (PMVAAD)
930,895 shares (cost $9,442,971)	10,211,919
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
217,111 shares (cost $2,279,882)	2,316,575
Low Duration Portfolio - Advisor Class (PMVLAD)
1,505,696 shares (cost $15,432,524)	15,418,323
Total Return Portfolio - Advisor Class (PMVTRD)
2,199,084 shares (cost $23,852,522)	24,057,982
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
390,620 shares (cost $2,954,769)	2,828,087
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
322,724 shares (cost $4,176,709)	4,240,592
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
437,468 shares (cost $5,305,787)	5,376,477
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2,955,911 shares (cost $23,409,321)	23,263,019
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)
311,930 shares (cost $3,275,276)	3,287,739
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
293,710 shares (cost $3,036,051)	3,045,769
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)
180,972 shares (cost $2,036,795)	1,952,683
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
66,769 shares (cost $772,637)	831,276
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
436,733 shares (cost $4,551,266)	4,546,394
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
176,089 shares (cost $1,622,993)	1,556,631
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
38,042 shares (cost $383,089)	359,497
VP UltraShort NASDAQ-100 (PROUSN)
5,024 shares (cost $217,586)	220,215
VP Access High Yield Fund (PROAHY)
312,613 shares (cost $9,132,768)	8,831,323
VP Asia 30 (PROA30)

31,936 shares (cost $1,898,641)	$1,944,286
VP Banks (PROBNK)
135,605 shares (cost $3,352,684)	3,531,152
VP Basic Materials (PROBM)
200,304 shares (cost $13,450,535)	13,903,101
VP Bear (PROBR)
12,886 shares (cost $431,994)	425,999
VP Biotechnology (PROBIO)
81,158 shares (cost $5,606,472)	5,713,531
VP Bull (PROBL)
217,428 shares (cost $10,905,374)	11,012,752
VP Consumer Goods (PROCG)
36,329 shares (cost $2,369,899)	2,406,045
VP Consumer Services (PROCS)
142,995 shares (cost $10,119,351)	10,422,938
VP Emerging Markets (PROEM)
323,077 shares (cost $8,869,479)	8,997,698
VP Europe 30 (PROE30)
172,513 shares (cost $4,154,112)	4,231,733
VP Financials (PROFIN)
184,615 shares (cost $7,425,561)	7,735,385
VP Health Care (PROHC)
125,881 shares (cost $9,483,056)	9,224,573
VP Industrials (PROIND)
181,167 shares (cost $14,442,930)	15,114,762
VP International (PROINT)
249,587 shares (cost $5,656,994)	5,857,801
VP Internet (PRONET)
54,793 shares (cost $5,109,665)	6,102,244
VP Japan (PROJP)
38,960 shares (cost $1,852,789)	2,025,899
VP NASDAQ-100 (PRON)
258,255 shares (cost $10,802,107)	11,037,812
VP Oil & Gas (PROOG)
307,374 shares (cost $11,260,874)	11,351,340
VP Pharmaceuticals (PROPHR)
48,522 shares (cost $1,870,206)	1,870,056
VP Precious Metals (PROPM)
182,103 shares (cost $3,559,428)	3,596,535
VP Real Estate (PRORE)
42,219 shares (cost $2,896,029)	2,814,333
VP Rising Rates Opportunity (PRORRO)
5,347 shares (cost $254,056)	249,288
VP Semiconductor (PROSCN)
109,795 shares (cost $5,541,734)	5,799,376
VP Short Emerging Markets (PROSEM)
3,233 shares (cost $140,236)	137,179
VP Short International (PROSIN)
9,146 shares (cost $88,547)	86,884
VP Short NASDAQ-100 (PROSN)
9,866 shares (cost $112,765)	112,765
VP Technology (PROTEC)
314,131 shares (cost $12,553,057)	13,212,338
VP Telecommunications (PROTEL)
25,858 shares (cost $883,227)	918,482
VP U.S. Government Plus (PROGVP)
49,096 shares (cost $1,199,779)	1,213,653
VP UltraNASDAQ-100 (PROUN)
47,053 shares (cost $5,274,499)	5,342,370
VP Utilities (PROUTL)
95,196 shares (cost $4,610,047)	4,345,695
VT Equity Income Fund: Class IB (PVEIB)
137,810 shares (cost $3,169,822)	3,678,149
Global Managed Futures Strategy (RVMFU)

333,509 shares (cost $5,885,422)	$5,689,657
Variable Fund - Long Short Equity Fund (RSRF)
445,569 shares (cost $6,857,559)	7,837,565
Variable Trust - Banking Fund (RBKF)
35,189 shares (cost $3,146,769)	3,349,620
Variable Trust - Basic Materials Fund (RBMF)
69,783 shares (cost $5,289,729)	5,671,230
Variable Trust - Biotechnology Fund (RBF)
115,428 shares (cost $9,514,880)	9,987,952
Variable Trust - Commodities Strategy Fund (RVCMD)
16,447 shares (cost $1,345,900)	1,438,143
Variable Trust - Consumer Products Fund (RCPF)
106,019 shares (cost $6,856,543)	7,029,083
Variable Trust - Dow 2x Strategy Fund (RVLDD)
51,272 shares (cost $8,153,023)	8,789,115
Variable Trust - Electronics Fund (RELF)
78,907 shares (cost $6,472,612)	6,303,129
Variable Trust - Energy Fund (RENF)
145,881 shares (cost $10,064,076)	10,878,366
Variable Trust - Energy Services Fund (RESF)
98,343 shares (cost $5,111,196)	5,664,571
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
23,831 shares (cost $2,442,637)	2,494,143
Variable Trust - Financial Services Fund (RFSF)
84,061 shares (cost $6,547,384)	7,099,776
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
160,914 shares (cost $5,068,536)	5,115,468
Variable Trust - Health Care Fund (RHCF)
201,429 shares (cost $12,338,494)	12,573,172
Variable Trust - Internet Fund (RINF)
59,936 shares (cost $5,038,265)	5,204,228
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
83,608 shares (cost $3,450,891)	3,379,423
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
12,841 shares (cost $1,225,133)	1,216,575
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
1,890 shares (cost $130,361)	128,978
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2,855 shares (cost $171,150)	169,246
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
9,275 shares (cost $577,897)	569,932
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
15,200 shares (cost $1,084,559)	1,057,935
Variable Trust - Japan 2x Strategy Fund (RLCJ)
12,983 shares (cost $1,256,574)	1,308,901
Variable Trust - Leisure Fund (RLF)
36,498 shares (cost $3,447,010)	3,588,516
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
152,966 shares (cost $3,280,150)	3,574,811
Variable Fund - Multi-Hedge Strategies (RVARS)
237,324 shares (cost $5,704,118)	5,892,748
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
427,262 shares (cost $23,611,145)	27,750,681
Variable Trust - NASDAQ-100(R) Fund (ROF)
521,188 shares (cost $18,976,203)	20,169,958
Variable Trust - Nova Fund (RNF)
120,425 shares (cost $13,265,631)	13,606,876
Variable Trust - Precious Metals Fund (RPMF)
327,762 shares (cost $9,829,072)	9,931,191
Variable Trust - Real Estate Fund (RREF)
124,057 shares (cost $4,797,761)	4,865,529
Variable Trust - Retailing Fund (RRF)
33,774 shares (cost $2,441,967)	2,511,447
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

54,671 shares (cost $3,964,883)	$4,077,351
Variable Trust - S&P 500 2x Strategy Fund (RTF)
95,535 shares (cost $20,678,212)	23,344,959
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
695,153 shares (cost $33,361,614)	34,945,356
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
469,638 shares (cost $26,512,001)	29,033,034
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
266,425 shares (cost $9,704,397)	10,473,169
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
192,509 shares (cost $9,903,963)	9,583,089
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
234,976 shares (cost $12,541,761)	12,909,557
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
152,679 shares (cost $9,821,114)	10,150,107
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
29,011 shares (cost $1,051,621)	1,030,748
Variable Trust - Technology Fund (RTEC)
115,902 shares (cost $10,618,909)	11,207,752
Variable Trust - Telecommunications Fund (RTEL)
9,958 shares (cost $553,491)	582,339
Variable Trust - Transportation Fund (RTRF)
70,322 shares (cost $5,658,980)	6,057,557
Variable Trust - Utilities Fund (RUTL)
133,749 shares (cost $3,820,177)	3,740,957
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
4,994 shares (cost $330,129)	336,591
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
444,222 shares (cost $11,672,608)	11,665,273
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
19,964 shares (cost $1,645,803)	1,667,996
Health Sciences Portfolio - II (TRHS2)
184,818 shares (cost $6,858,985)	7,527,651
VanEck VIP Global Gold Fund: Service Class (VVGGS)
63,412 shares (cost $486,039)	481,929
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
235,358 shares (cost $4,886,318)	5,382,633
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
176,077 shares (cost $3,983,953)	4,178,318
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,733,958 shares (cost $16,412,114)	16,243,370
Variable Insurance Portfolios - Energy (WRENG)
187,081 shares (cost $1,128,142)	1,097,939

Total Investments	$2,123,442,737

Accounts Receivable - BlackRock High Yield V.I. Fund -Class III (BRVHY3)	32,255
Accounts Receivable - BlackRock Total Return V.I. Fund -Class III (BRVTR3)	3,185
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	9
Accounts Receivable - VanEck VIP Global Gold Fund: Service Class (VVGGS)	1,310
Accounts Payable - VP UltraShort NASDAQ-100 (PROUSN)	(1,234)
Accounts Payable - VP Short Emerging Markets (PROSEM)	(3,642)
Accounts Payable - Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	(129)
Other Accounts Payable	(7,848)

$2,123,466,643

Contract Owners’ Equity:
Accumulation units	2,123,399,864
Contracts in payout (annuitization) period (note 1f)	66,779

Total Contract Owners’ Equity (note 5)	$2,123,466,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ALVBWB	AAEIP3	ARLPE3	ACVIG	ACVIP2	ACVU1	ACVV
Reinvested dividends	$27,793,691	12,651	61,948	46,969	231,523	325,723	4,282	320,880
Mortality and expense risk charges (note 2)	(27,693,328)	(13,596)	(49,192)	(22,623)	(152,903)	(183,690)	(13,794)	(305,690)

Net investment income (loss)	100,363	(945)	12,756	24,346	78,620	142,033	(9,512)	15,190

Realized gain (loss) on investments	70,606,288	1,654	192,121	82,538	482,139	(74,044)	36,722	1,904,711
Change in unrealized gain (loss) on investments	97,010,352	126,000	(282,311)	196,974	949,667	179,305	217,259	(614,415)

Net gain (loss) on investments	167,616,640	127,654	(90,190)	279,512	1,431,806	105,261	253,981	1,290,296

Reinvested capital gains	47,494,344	5,758	-	-	226,912	-	54,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$215,211,347	132,467	(77,434)	303,858	1,737,338	247,294	298,901	1,305,486

Investment Activity:	AMVGS4	AMVI4	AMVBC4	AMVNW4	AMVCB4	BRVHY3	BRVTR3	BRVED3
Reinvested dividends	$16,605	44,591	207,004	27,140	257,567	309,745	27,602	88,500
Mortality and expense risk charges (note 2)	(58,654)	(28,944)	(101,538)	(28,205)	(134,991)	(70,037)	(16,461)	(68,906)

Net investment income (loss)	(42,049)	15,647	105,466	(1,065)	122,576	239,708	11,141	19,594

Realized gain (loss) on investments	(209,113)	26,556	92,404	75,079	48,352	159,978	(7,738)	169,561
Change in unrealized gain (loss) on investments	1,124,180	523,858	895,309	476,193	825,955	(114,617)	7,427	255,807

Net gain (loss) on investments	915,067	550,414	987,713	551,272	874,307	45,361	(311)	425,368

Reinvested capital gains	-	26,702	315,526	-	-	-	-	334,952

Net increase (decrease) in contract owners’ equity resulting from operations	$873,018	592,763	1,408,705	550,207	996,883	285,069	10,830	779,914

Investment Activity:	MLVGA3	BRVDA3	CLVHY2	CLVQF2	CSCRS	DWVSVS	DVMCSS	ETVFR
Reinvested dividends	$380,263	15,624	9,723	422	47,700	12,373	46,943	324,221
Mortality and expense risk charges (note 2)	(427,169)	(9,342)	(2,006)	(3,467)	(7,413)	(23,968)	(87,974)	(133,905)

Net investment income (loss)	(46,906)	6,282	7,717	(3,045)	40,287	(11,595)	(41,031)	190,316

Realized gain (loss) on investments	(513,716)	7,027	(379)	(79)	886	76,309	77,573	118,703
Change in unrealized gain (loss) on investments	3,544,519	85,082	(5,898)	35,758	(36,864)	98,551	764,936	(124,378)

Net gain (loss) on investments	3,030,803	92,109	(6,277)	35,679	(35,978)	174,860	842,509	(5,675)

Reinvested capital gains	352,811	-	-	-	-	65,924	86,106	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,336,708	98,391	1,440	32,634	4,309	229,189	887,584	184,641

Investment Activity:	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2
Reinvested dividends	$174	49,170	8,404	119,248	168,079	74,068	33,168	310,040
Mortality and expense risk charges (note 2)	(69)	(86,555)	(7,248)	(89,899)	(194,460)	(80,483)	(569,601)	(86,345)

Net investment income (loss)	105	(37,385)	1,156	29,349	(26,381)	(6,415)	(536,433)	223,695

Realized gain (loss) on investments	-	17,484	(14,107)	234,677	1,023,066	319,041	1,453,374	333,013
Change in unrealized gain (loss) on investments	39	840,701	11,068	509,383	9,187	382,242	6,393,894	(78,371)

Net gain (loss) on investments	39	858,185	(3,039)	744,060	1,032,253	701,283	7,847,268	254,642

Reinvested capital gains	-	349,447	63,394	191,759	282,898	133,864	3,031,312	-

Net increase (decrease) in contract owners’ equity resulting from operations	$144	1,170,247	61,511	965,168	1,288,770	828,732	10,342,147	478,337

Investment Activity:	FIGBP2	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2
Reinvested dividends	$85,385	42,107	423,929	772,374	146,228	-	114,017	174,233
Mortality and expense risk charges (note 2)	(40,615)	(27,875)	(165,640)	(270,880)	(119,437)	(149,549)	(52,470)	(65,764)

Net investment income (loss)	44,770	14,232	258,289	501,494	26,791	(149,549)	61,547	108,469

Realized gain (loss) on investments	(2,956)	(668)	409,236	(64,625)	(202,422)	239,073	(35,637)	20,938
Change in unrealized gain (loss) on investments	15,471	(52,765)	(89,690)	907,483	218,520	(153,292)	206,053	(7,899)

Net gain (loss) on investments	12,515	(53,433)	319,546	842,858	16,098	85,781	170,416	13,039

Reinvested capital gains	10,749	102,775	73,302	-	465,597	39,419	175,759	249,929

Net increase (decrease) in contract owners’ equity resulting from operations	$68,034	63,574	651,137	1,344,352	508,486	(24,349)	407,722	371,437

Investment Activity:	AVIE2	IVEW52	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS
Reinvested dividends	$7,444	45,167	11,576	17,680	52,606	19,924	89,614	12,457
Mortality and expense risk charges (note 2)	(4,990)	(64,615)	(10,184)	(5,388)	(40,003)	(41,070)	(39,610)	(33,452)

Net investment income (loss)	2,454	(19,448)	1,392	12,292	12,603	(21,146)	50,004	(20,995)

Realized gain (loss) on investments	3,110	66,739	4,646	1,435	21,344	33,338	2,175	73,878
Change in unrealized gain (loss) on investments	77,415	713,078	80,570	23,338	485,770	544,114	12,048	705,227

Net gain (loss) on investments	80,525	779,817	85,216	24,773	507,114	577,452	14,223	779,105

Reinvested capital gains	-	126,115	38,361	4,303	6,254	231,730	-	159,466

Net increase (decrease) in contract owners’ equity resulting from operations	$82,979	886,484	124,969	41,368	525,971	788,036	64,227	917,576

Investment Activity:	LZREMS	LPWHY2	LPVCA2	SBVI	SBVSG2	LOVTRC	LOVSDC	MNCPS2
Reinvested dividends	$231,368	221,834	7,805	24,247	-	90,242	175,772	19,253
Mortality and expense risk charges (note 2)	(162,864)	(87,748)	(22,460)	(23,011)	(12,568)	(36,617)	(53,357)	(15,318)

Net investment income (loss)	68,504	134,086	(14,655)	1,236	(12,568)	53,625	122,415	3,935

Realized gain (loss) on investments	289,840	281,585	(2,894)	16,534	8,152	(35,547)	2,465	19,848
Change in unrealized gain (loss) on investments	2,299,364	(46,476)	51,639	150,076	185,568	48,633	(79,612)	72,192

Net gain (loss) on investments	2,589,204	235,109	48,745	166,610	193,720	13,086	(77,147)	92,040

Reinvested capital gains	-	-	193,003	52,091	28,758	-	-	28,355

Net increase (decrease) in contract owners’ equity resulting from operations	$2,657,708	369,195	227,093	219,937	209,910	66,711	45,268	124,330

Investment Activity:	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB
Reinvested dividends	$20,548	25,495	75,691	50,020	96,840	-	109,518	463,625
Mortality and expense risk charges (note 2)	(20,627)	(20,817)	(39,629)	(13,875)	(77,191)	(44,325)	(70,339)	(118,911)

Net investment income (loss)	(79)	4,678	36,062	36,145	19,649	(44,325)	39,179	344,714

Realized gain (loss) on investments	13,481	19,304	(31,808)	27,246	152,981	(16,814)	(31,447)	(1,030)
Change in unrealized gain (loss) on investments	143,021	264,869	224,664	68,055	1,310,390	99,888	271,051	299,629

Net gain (loss) on investments	156,502	284,173	192,856	95,301	1,463,371	83,074	239,604	298,599

Reinvested capital gains	60,377	42,064	6,256	-	7,061	-	238,292	-

Net increase (decrease) in contract owners’ equity resulting from operations	$216,800	330,915	235,174	131,446	1,490,081	38,749	517,075	643,313

Investment Activity:	MSVGT2	VKVGR2	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2
Reinvested dividends	$17,174	290,623	489,858	686,117	21,343	33,566	44,961	620,146
Mortality and expense risk charges (note 2)	(24,140)	(165,032)	(228,507)	(244,352)	(19,111)	(18,390)	(29,436)	(752,523)

Net investment income (loss)	(6,966)	125,591	261,351	441,765	2,232	15,176	15,525	(132,377)

Realized gain (loss) on investments	14,490	48,391	(76,068)	338,680	2,956	122,408	18,331	161,379
Change in unrealized gain (loss) on investments	189,977	807,375	45,298	2,697,326	317,597	81,441	64,103	5,497,508

Net gain (loss) on investments	204,467	855,766	(30,770)	3,036,006	320,553	203,849	82,434	5,658,887

Reinvested capital gains	24,435	-	25,858	-	2,509	19,200	99,496	1,249,321

Net increase (decrease) in contract owners’ equity resulting from operations	$221,936	981,357	256,439	3,477,771	325,294	238,225	197,455	6,775,831

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6
Reinvested dividends	$44,178	53,967	36,550	116,673	213,756	85,060	11,420	14,658
Mortality and expense risk charges (note 2)	(38,633)	(71,810)	(114,722)	(85,430)	(53,058)	(69,859)	(9,060)	(8,687)

Net investment income (loss)	5,545	(17,843)	(78,172)	31,243	160,698	15,201	2,360	5,971

Realized gain (loss) on investments	(21,133)	37,456	(3,147)	16,922	134,860	695,637	11,247	4,297
Change in unrealized gain (loss) on investments	63,903	848,920	1,316,635	458,631	(132,666)	670,289	189,371	136,046

Net gain (loss) on investments	42,770	886,376	1,313,488	475,553	2,194	1,365,926	200,618	140,343

Reinvested capital gains	9,989	602,162	892,727	825,726	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$58,304	1,470,695	2,128,043	1,332,522	162,892	1,381,127	202,978	146,314

Investment Activity:	NVNMO2	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$12,821	4,131	112,547	242,296	246,677	275,211	451,385	165,906
Mortality and expense risk charges (note 2)	(24,292)	(5,259)	(135,374)	(193,227)	(235,598)	(223,805)	(432,937)	(174,848)

Net investment income (loss)	(11,471)	(1,128)	(22,827)	49,069	11,079	51,406	18,448	(8,942)

Realized gain (loss) on investments	74,141	(162)	6,492	(250,448)	(240,750)	(217,762)	(1,199,816)	(57,419)
Change in unrealized gain (loss) on investments	239,476	16,052	888,065	929,926	1,192,128	515,183	2,874,279	994,565

Net gain (loss) on investments	313,617	15,890	894,557	679,478	951,378	297,421	1,674,463	937,146

Reinvested capital gains	48,386	60,512	636,437	606,050	958,006	273,845	1,594,718	901,113

Net increase (decrease) in contract owners’ equity resulting from operations	$350,532	75,274	1,508,167	1,334,597	1,920,463	622,672	3,287,629	1,829,317

Investment Activity:	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA
Reinvested dividends	$174,611	74,765	135,042	37,854	2,667	153,666	21,250	102,005
Mortality and expense risk charges (note 2)	(138,530)	(27,611)	(105,821)	(46,665)	(3,946)	(120,995)	(12,681)	(83,894)

Net investment income (loss)	36,081	47,154	29,221	(8,811)	(1,279)	32,671	8,569	18,111

Realized gain (loss) on investments	(62,914)	2,188	(32,571)	503,067	46,893	(214,560)	(7,084)	51,738
Change in unrealized gain (loss) on investments	343,100	17,022	167,372	38,977	26,139	200,494	2,159	392,031

Net gain (loss) on investments	280,186	19,210	134,801	542,044	73,032	(14,066)	(4,925)	443,769

Reinvested capital gains	362,695	-	-	-	-	-	-	445,011

Net increase (decrease) in contract owners’ equity resulting from operations	$678,962	66,364	164,022	533,233	71,753	18,605	3,644	906,891

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$124,083	153,796	283,500	977,662	315,758	417,099	287,802	250
Mortality and expense risk charges (note 2)	(82,512)	(97,760)	(209,143)	(670,952)	(227,189)	(274,012)	(293,551)	(772)

Net investment income (loss)	41,571	56,036	74,357	306,710	88,569	143,087	(5,749)	(522)

Realized gain (loss) on investments	(1,217)	6,293	80,150	(233,278)	65,511	(231,336)	284,237	-
Change in unrealized gain (loss) on investments	359,851	463,398	121,199	2,173,592	1,120,779	718,463	1,306,073	-

Net gain (loss) on investments	358,634	469,691	201,349	1,940,314	1,186,290	487,127	1,590,310	-

Reinvested capital gains	157,012	330,806	302,933	3,230,877	1,169,970	853,948	1,375,406	-

Net increase (decrease) in contract owners’ equity resulting from operations	$557,217	856,533	578,639	5,477,901	2,444,829	1,484,162	2,959,967	(522)

Investment Activity:	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Reinvested dividends	$56,293	162,884	7,616	131,387	-	-	109,911	-
Mortality and expense risk charges (note 2)	(80,247)	(95,675)	(118,262)	(161,621)	(1,345)	(93,697)	(156,170)	(64,412)

Net investment income (loss)	(23,954)	67,209	(110,646)	(30,234)	(1,345)	(93,697)	(46,259)	(64,412)

Realized gain (loss) on investments	(45,324)	15,620	(283,490)	118,357	(413)	463,828	584,375	247,183
Change in unrealized gain (loss) on investments	1,211,371	1,135,824	1,940,583	772,728	19,463	691,105	187,051	665,026

Net gain (loss) on investments	1,166,047	1,151,444	1,657,093	891,085	19,050	1,154,933	771,426	912,209

Reinvested capital gains	-	-	319,763	542,001	5,038	320,676	516,558	31,943

Net increase (decrease) in contract owners’ equity resulting from operations	$1,142,093	1,218,653	1,866,210	1,402,852	22,743	1,381,912	1,241,725	879,740

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2
Reinvested dividends	$-	21,705	3,714	-	-	497,101	226,000	13,622
Mortality and expense risk charges (note 2)	(7,229)	(77,630)	(11,133)	(63,215)	(10,108)	(129,832)	(206,419)	(63,483)

Net investment income (loss)	(7,229)	(55,925)	(7,419)	(63,215)	(10,108)	367,269	19,581	(49,861)

Realized gain (loss) on investments	(10,034)	427,778	30,672	(56,280)	1,334	94,212	30,004	(111,786)
Change in unrealized gain (loss) on investments	147,154	(290,804)	18,055	334,575	62,808	(73,115)	(22,841)	1,070,872

Net gain (loss) on investments	137,120	136,974	48,727	278,295	64,142	21,097	7,163	959,086

Reinvested capital gains	5,619	208,382	48,468	330,035	92,243	-	-	109,903

Net increase (decrease) in contract owners’ equity resulting from operations	$135,510	289,431	89,776	545,115	146,277	388,366	26,744	1,019,128

Investment Activity:	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2
Reinvested dividends	$16,100	28,026	52,072	361,950	84,127	45,672	34,495	22,447
Mortality and expense risk charges (note 2)	(7,438)	(8,849)	(36,565)	(2,411,337)	(90,570)	(29,390)	(30,551)	(18,012)

Net investment income (loss)	8,662	19,177	15,507	(2,049,387)	(6,443)	16,282	3,944	4,435

Realized gain (loss) on investments	2,808	5,413	(126,933)	-	108,749	(10,163)	3,192	6,650
Change in unrealized gain (loss) on investments	105,977	97,011	143,873	-	526,019	268,920	217,750	95,881

Net gain (loss) on investments	108,785	102,424	16,940	-	634,768	258,757	220,942	102,531

Reinvested capital gains	-	-	50,300	-	108,166	28,065	84,295	37,316

Net increase (decrease) in contract owners’ equity resulting from operations	$117,447	121,601	82,747	(2,049,387)	736,491	303,104	309,181	144,282

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVPI2
Reinvested dividends	$28,166	28,058	201,243	2,262,130	13,801	-	6,588	53,218
Mortality and expense risk charges (note 2)	(25,007)	(18,881)	(207,249)	(1,480,377)	(10,802)	(9,535)	(29,286)	(109,148)

Net investment income (loss)	3,159	9,177	(6,006)	781,753	2,999	(9,535)	(22,698)	(55,930)

Realized gain (loss) on investments	82,915	7,752	368,776	3,479,360	15,465	(680)	8,740	(156,340)
Change in unrealized gain (loss) on investments	156,614	137,957	911,822	12,629,692	136,564	53,583	167,558	251,130

Net gain (loss) on investments	239,529	145,709	1,280,598	16,109,052	152,029	52,903	176,298	94,790

Reinvested capital gains	17,406	15,186	600,233	2,766,937	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$260,094	170,072	1,874,825	19,657,742	155,028	43,368	153,600	38,860

Investment Activity:	NOTBBA	OVIGS	OVGSS	OVSCS	PMVIV	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$593,802	17,801	46,962	20,994	27,465	465,897	31,713	220,895
Mortality and expense risk charges (note 2)	(388,694)	(17,546)	(98,956)	(36,116)	(13,946)	(161,848)	(25,496)	(274,566)

Net investment income (loss)	205,108	255	(51,994)	(15,122)	13,519	304,049	6,217	(53,671)

Realized gain (loss) on investments	1,327,748	4,212	572,480	109,230	6,208	262,142	14,556	(24,406)
Change in unrealized gain (loss) on investments	(2,223,229)	313,365	1,405,022	76,147	9,593	563,824	130,484	31,673

Net gain (loss) on investments	(895,481)	317,577	1,977,502	185,377	15,801	825,966	145,040	7,267

Reinvested capital gains	1,107,437	-	-	175,082	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$417,064	317,832	1,925,508	345,337	29,320	1,130,015	151,257	(46,404)

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PMUBA	PMVSTA	PMVFHV
Reinvested dividends	$465,928	317,496	201,139	105,577	1,577,772	50,846	33,729	79,404
Mortality and expense risk charges (note 2)	(330,171)	(45,582)	(56,257)	(89,591)	(463,336)	(49,097)	(23,855)	(1,458)

Net investment income (loss)	135,757	271,914	144,882	15,986	1,114,436	1,749	9,874	77,946

Realized gain (loss) on investments	368,978	(162,609)	95,593	181,873	582,549	71,489	5,268	132
Change in unrealized gain (loss) on investments	317,619	(113,071)	60,722	184,177	(386,182)	23,367	7,925	(84,113)

Net gain (loss) on investments	686,597	(275,680)	156,315	366,050	196,367	94,856	13,193	(83,981)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$822,354	(3,766)	301,197	382,036	1,310,803	96,605	23,067	(6,035)

Investment Activity:	GVGMNS	GVHQFA	GVSIA	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK
Reinvested dividends	$2,372	41,308	11,742	15,609	-	1,024,104	-	8,255
Mortality and expense risk charges (note 2)	(11,331)	(46,146)	(22,252)	(5,144)	(5,179)	(429,322)	(29,831)	(53,178)

Net investment income (loss)	(8,959)	(4,838)	(10,510)	10,465	(5,179)	594,782	(29,831)	(44,923)

Realized gain (loss) on investments	1,826	8,057	(9,221)	(2,341)	(232,788)	(231,236)	243,431	429,631
Change in unrealized gain (loss) on investments	68,505	(8,123)	(40,250)	11,355	6,860	(124,695)	154,741	(36,071)

Net gain (loss) on investments	70,331	(66)	(49,471)	9,014	(225,928)	(355,931)	398,172	393,560

Reinvested capital gains	20,147	-	-	-	-	915,602	82,147	-

Net increase (decrease) in contract owners’ equity resulting from operations	$81,519	(4,904)	(59,981)	19,479	(231,107)	1,154,453	450,488	348,637

Investment Activity:	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30
Reinvested dividends	$32,040	-	-	-	31,660	-	4,949	80,051
Mortality and expense risk charges (note 2)	(104,774)	(8,257)	(106,623)	(166,577)	(66,010)	(67,326)	(109,714)	(57,741)

Net investment income (loss)	(72,734)	(8,257)	(106,623)	(166,577)	(34,350)	(67,326)	(104,765)	22,310

Realized gain (loss) on investments	691,530	(130,671)	722,573	1,644,785	153,044	380,981	1,426,698	503,592
Change in unrealized gain (loss) on investments	362,829	19,104	413,809	47,789	96,935	170,512	279,577	(1,256)

Net gain (loss) on investments	1,054,359	(111,567)	1,136,382	1,692,574	249,979	551,493	1,706,275	502,336

Reinvested capital gains	-	-	-	292,662	36,918	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$981,625	(119,824)	1,029,759	1,818,659	252,547	484,167	1,601,510	524,646

Investment Activity:	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG
Reinvested dividends	$29,368	-	17,750	-	-	-	-	139,878
Mortality and expense risk charges (note 2)	(113,384)	(171,643)	(139,205)	(55,092)	(81,589)	(24,052)	(174,604)	(198,895)

Net investment income (loss)	(84,016)	(171,643)	(121,455)	(55,092)	(81,589)	(24,052)	(174,604)	(59,017)

Realized gain (loss) on investments	1,415,849	494,407	1,325,357	434,814	667,348	301,369	2,825,399	436,082
Change in unrealized gain (loss) on investments	(415,069)	147,782	541,921	220,562	947,129	(21,563)	84,887	(1,324,993)

Net gain (loss) on investments	1,000,780	642,189	1,867,278	655,376	1,614,477	279,806	2,910,286	(888,911)

Reinvested capital gains	-	934,232	-	-	-	-	46,217	-

Net increase (decrease) in contract owners’ equity resulting from operations	$916,764	1,404,778	1,745,823	600,284	1,532,888	255,754	2,781,899	(947,928)

Investment Activity:	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN
Reinvested dividends	$19,961	-	29,358	-	8,910	-	-	-
Mortality and expense risk charges (note 2)	(40,343)	(52,803)	(59,560)	(16,537)	(67,985)	(1,725)	(1,621)	(4,416)

Net investment income (loss)	(20,382)	(52,803)	(30,202)	(16,537)	(59,075)	(1,725)	(1,621)	(4,416)

Realized gain (loss) on investments	152,003	90,943	(71,923)	(184,838)	1,084,612	(45,713)	(39,813)	(130,234)
Change in unrealized gain (loss) on investments	56,419	178,034	(65,461)	4,202	107,362	(4,035)	12,556	15,039

Net gain (loss) on investments	208,422	268,977	(137,384)	(180,636)	1,191,974	(49,748)	(27,257)	(115,195)

Reinvested capital gains	8,896	-	311,258	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$196,936	216,174	143,672	(197,173)	1,132,899	(51,473)	(28,878)	(119,611)

Investment Activity:	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	PVEIB	RVMFU	RSRF
Reinvested dividends	$5,347	37,087	6,595	-	143,599	33,638	94,333	25,354
Mortality and expense risk charges (note 2)	(159,523)	(19,111)	(24,276)	(134,274)	(99,923)	(30,993)	(86,046)	(104,299)

Net investment income (loss)	(154,176)	17,976	(17,681)	(134,274)	43,676	2,645	8,287	(78,945)

Realized gain (loss) on investments	2,079,785	(351,303)	158,130	2,978,132	296,332	14,735	(369,452)	144,734
Change in unrealized gain (loss) on investments	540,560	(15,168)	(8,114)	34,230	(245,185)	369,349	782,557	844,542

Net gain (loss) on investments	2,620,345	(366,471)	150,016	3,012,362	51,147	384,084	413,105	989,276

Reinvested capital gains	-	45,548	-	259,845	235,256	59,580	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,466,169	(302,947)	132,335	3,137,933	330,079	446,309	421,392	910,331

Investment Activity:	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD	RELF	RENF
Reinvested dividends	$9,553	27,628	-	-	81,027	5,127	-	71,670
Mortality and expense risk charges (note 2)	(59,123)	(74,091)	(143,726)	(19,362)	(116,373)	(147,639)	(77,593)	(189,093)

Net investment income (loss)	(49,570)	(46,463)	(143,726)	(19,362)	(35,346)	(142,512)	(77,593)	(117,423)

Realized gain (loss) on investments	496,846	577,386	1,228,257	46,179	(119,162)	3,670,394	1,744,210	(673,566)
Change in unrealized gain (loss) on investments	(235,229)	293,961	1,014,831	1,851	680,845	305,055	(430,124)	(825,053)

Net gain (loss) on investments	261,617	871,347	2,243,088	48,030	561,683	3,975,449	1,314,086	(1,498,619)

Reinvested capital gains	-	13,408	-	-	228,156	178,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$212,047	838,292	2,099,362	28,668	754,493	4,011,794	1,236,493	(1,616,042)

Investment Activity:	RESF	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF
Reinvested dividends	$-	16,874	34,842	60,108	-	-	-	-
Mortality and expense risk charges (note 2)	(113,048)	(22,678)	(114,306)	(64,215)	(197,927)	(85,802)	(47,312)	(16,133)

Net investment income (loss)	(113,048)	(5,804)	(79,464)	(4,107)	(197,927)	(85,802)	(47,312)	(16,133)

Realized gain (loss) on investments	(1,014,544)	310,334	1,064,008	40,735	1,048,836	1,289,631	(1,485,319)	(122,319)
Change in unrealized gain (loss) on investments	(888,576)	35,973	(17,806)	331,644	874,176	290,849	(81,762)	(5,012)

Net gain (loss) on investments	(1,903,120)	346,307	1,046,202	372,379	1,923,012	1,580,480	(1,567,081)	(127,331)

Reinvested capital gains	-	-	-	-	538,362	33,799	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,016,168)	340,503	966,738	368,272	2,263,447	1,528,477	(1,614,393)	(143,464)

Investment Activity:	RVIMC	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS
Reinvested dividends	$-	-	-	-	-	9,626	-	-
Mortality and expense risk charges (note 2)	(2,764)	(4,147)	(49,148)	(25,704)	(15,764)	(59,559)	(66,740)	(91,518)

Net investment income (loss)	(2,764)	(4,147)	(49,148)	(25,704)	(15,764)	(49,933)	(66,740)	(91,518)

Realized gain (loss) on investments	(34,701)	(85,957)	(665,736)	(294,945)	437,174	687,916	794,962	(5,999)
Change in unrealized gain (loss) on investments	4,342	(356)	(17,365)	(28,910)	74,060	71,694	(764,115)	220,416

Net gain (loss) on investments	(30,359)	(86,313)	(683,101)	(323,855)	511,234	759,610	30,847	214,417

Reinvested capital gains	-	-	-	-	-	7,692	1,372,968	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,123)	(90,460)	(732,249)	(349,559)	495,470	717,369	1,337,075	122,899

Investment Activity:	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF
Reinvested dividends	$-	-	5,021	506,528	135,742	-	-	-
Mortality and expense risk charges (note 2)	(282,701)	(296,732)	(168,265)	(167,007)	(76,514)	(30,112)	(63,077)	(308,686)

Net investment income (loss)	(282,701)	(296,732)	(163,244)	339,521	59,228	(30,112)	(63,077)	(308,686)

Realized gain (loss) on investments	5,529,112	2,571,875	3,122,983	(879,576)	107,121	72,394	19,320	5,234,872
Change in unrealized gain (loss) on investments	4,122,597	928,466	121,160	789,484	75,760	161,299	74,741	1,939,688

Net gain (loss) on investments	9,651,709	3,500,341	3,244,143	(90,092)	182,881	233,693	94,061	7,174,560

Reinvested capital gains	279,028	1,583,322	442,419	-	-	-	102,786	896,119

Net increase (decrease) in contract owners’ equity resulting from operations	$9,648,036	4,786,931	3,523,318	249,429	242,109	203,581	133,770	7,761,993

Investment Activity:	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC
Reinvested dividends	$-	222,955	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(422,724)	(435,980)	(173,977)	(180,257)	(164,369)	(146,076)	(17,859)	(175,003)

Net investment income (loss)	(422,724)	(213,025)	(173,977)	(180,257)	(164,369)	(146,076)	(17,859)	(175,003)

Realized gain (loss) on investments	3,040,333	2,065,999	1,439,945	1,302,683	1,282,680	216,185	(131,029)	2,375,640
Change in unrealized gain (loss) on investments	1,825,177	363,863	593,939	(1,993,140)	(485,551)	(1,281,336)	(140,596)	351,727

Net gain (loss) on investments	4,865,510	2,429,862	2,033,884	(690,457)	797,129	(1,065,151)	(271,625)	2,727,367

Reinvested capital gains	1,248,165	1,362,040	-	1,794,496	471,344	225,250	17,657	331,242

Net increase (decrease) in contract owners’ equity resulting from operations	$5,690,951	3,578,877	1,859,907	923,782	1,104,104	(985,977)	(271,827)	2,883,606

Investment Activity:	RTEL	RTRF	RUTL	RVWDL	GVFRB	RHYS	TRHS2	VVGGS
Reinvested dividends	$9,885	15,432	77,966	-	439,726	72,179	-	-
Mortality and expense risk charges (note 2)	(13,007)	(81,464)	(71,896)	(7,165)	(225,599)	(30,175)	(66,913)	(3,413)

Net investment income (loss)	(3,122)	(66,032)	6,070	(7,165)	214,127	42,004	(66,913)	(3,413)

Realized gain (loss) on investments	(17,374)	914,195	459,700	(39,164)	154,573	49,596	682	(18,559)
Change in unrealized gain (loss) on investments	34,431	97,412	(198,676)	16,664	(111,066)	(981)	946,587	(4,110)

Net gain (loss) on investments	17,057	1,011,607	261,024	(22,500)	43,507	48,615	947,269	(22,669)

Reinvested capital gains	13,009	-	79,457	-	-	-	307,154	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,944	945,575	346,551	(29,665)	257,634	90,619	1,187,510	(26,082)

Investment Activity:	VWHAS	VWHA	WRASP	WRENG	NOVMH2	NLFOSP	NVFIP	NVFMGP
Reinvested dividends	$-	-	249,051	8,024	367,853	2,384	2,816	-
Mortality and expense risk charges (note 2)	(42,617)	(66,501)	(235,916)	(11,552)	(14,388)	(12,916)	(4,893)	(18,745)

Net investment income (loss)	(42,617)	(66,501)	13,135	(3,528)	353,465	(10,532)	(2,077)	(18,745)

Realized gain (loss) on investments	114,280	221,571	(1,759,538)	41,045	(1,672,804)	29,907	3,790	91,305
Change in unrealized gain (loss) on investments	(15,293)	(399,240)	4,235,827	(180,531)	1,561,859	(44,326)	12,550	(17,502)

Net gain (loss) on investments	98,987	(177,669)	2,476,289	(139,486)	(110,945)	(14,419)	16,340	73,803

Reinvested capital gains	-	-	-	-	-	133,805	-	102,245

Net increase (decrease) in contract owners’ equity resulting from operations	$56,370	(244,170)	2,489,424	(143,014)	242,520	108,854	14,263	157,303

Investment Activity:	PIVEM2	RVAMR	RVBER	RVCLR
Reinvested dividends	$-	-	-	30,477
Mortality and expense risk charges (note 2)	(7,226)	(4,004)	(3,370)	(2,719)

Net investment income (loss)	(7,226)	(4,004)	(3,370)	27,758

Realized gain (loss) on investments	150,463	152,381	133,146	(5,284)
Change in unrealized gain (loss) on investments	(3,519)	(65,971)	(79,174)	(20,858)

Net gain (loss) on investments	146,944	86,410	53,972	(26,142)

Reinvested capital gains	-	-	-	41,243

Net increase (decrease) in contract owners’ equity resulting from operations	$139,718	82,406	50,602	42,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ALVBWB		AAEIP3		ARLPE3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$100,363	(1,269,449)	(945)	3,839	12,756	26,922	24,346	(7,241)
Realized gain (loss) on investments	70,606,288	(53,816,292)	1,654	(97,549)	192,121	(601,047)	82,538	(10,828)
Change in unrealized gain (loss) on investments	97,010,352	89,042,525	126,000	50,836	(282,311)	1,472,428	196,974	89,145
Reinvested capital gains	47,494,344	44,053,390	5,758	85,819	-	-	-	354

Net increase (decrease) in contract owners’ equity resulting from operations	215,211,347	78,010,174	132,467	42,945	(77,434)	898,303	303,858	71,430

Equity transactions:
Purchase payments received from contract owners (note 3)	381,271,968	350,348,703	9,313	9,102	396,861	275,451	217,034	77,234
Transfers between funds	-	-	262,096	(242,438)	(99,340)	541,312	476,110	131,776
Redemptions (note 3)	(263,169,863)	(248,314,429)	(409,489)	(391,849)	(414,749)	(154,113)	(77,218)	(69,325)
Annuity benefits	(5,142)	(4,828)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,044)	(5,511)	-	-	(48)	(3)	(18)	-
Contingent deferred sales charges (note 2)	(1,299,015)	(2,252,313)	-	(1,630)	(2,760)	(1,158)	(421)	(1,015)
Adjustments to maintain reserves	(35,745)	(16,108)	(49)	(21)	(165)	(165)	(136)	(85)

Net equity transactions	116,744,159	99,755,514	(138,129)	(626,836)	(120,201)	661,324	615,351	138,585

Net change in contract owners’ equity	331,955,506	177,765,688	(5,662)	(583,891)	(197,635)	1,559,627	919,209	210,015
Contract owners’ equity beginning of period	1,791,511,137	1,613,745,449	996,951	1,580,842	3,477,234	1,917,607	1,248,775	1,038,760

Contract owners’ equity end of period	$2,123,466,643	1,791,511,137	991,289	996,951	3,279,599	3,477,234	2,167,984	1,248,775

CHANGES IN UNITS:
Beginning units	160,372,405	143,811,010	78,745	128,797	358,668	274,435	117,739	104,224
Units purchased	510,269,353	727,620,650	24,897	20,434	197,535	285,070	104,577	36,672
Units redeemed	(496,854,667)	(711,059,255)	(34,710)	(70,486)	(210,771)	(200,837)	(56,699)	(23,157)

Ending units	173,787,091	160,372,405	68,932	78,745	345,432	358,668	165,617	117,739

	ACVIG		ACVIP2		ACVU1		ACVV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$78,620	88,519	142,033	36,127	(9,512)	(8,868)	15,190	48,065
Realized gain (loss) on investments	482,139	(80,246)	(74,044)	(273,337)	36,722	(23,609)	1,904,711	(605,216)
Change in unrealized gain (loss) on investments	949,667	959,051	179,305	429,331	217,259	16,598	(614,415)	2,582,418
Reinvested capital gains	226,912	191,430	-	78,510	54,432	36,830	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,737,338	1,158,754	247,294	270,631	298,901	20,951	1,305,486	2,025,267

Equity transactions:
Purchase payments received from contract owners (note 3)	228,172	419,536	2,048,208	2,612,604	-	1,973	493,058	1,235,082
Transfers between funds	(856,752)	1,954,453	578,581	(124,942)	(3,917)	(23,662)	(4,381,214)	6,109,820
Redemptions (note 3)	(1,557,833)	(1,862,596)	(1,369,398)	(1,820,827)	(89,445)	(140,690)	(2,339,601)	(998,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(32)	(5)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,138)	(2,943)	(8,325)	(8,842)	-	-	(9,376)	(4,580)
Adjustments to maintain reserves	(249)	(108)	(269)	(165)	(24)	(21)	(153)	(223)

Net equity transactions	(2,192,800)	508,342	1,248,765	657,823	(93,386)	(162,400)	(6,237,286)	6,341,889

Net change in contract owners’ equity	(455,462)	1,667,096	1,496,059	928,454	205,515	(141,449)	(4,931,800)	8,367,156
Contract owners’ equity beginning of period	11,112,424	9,445,328	10,911,902	9,983,448	975,870	1,117,319	23,859,220	15,492,064

Contract owners’ equity end of period	$10,656,962	11,112,424	12,407,961	10,911,902	1,181,385	975,870	18,927,420	23,859,220

CHANGES IN UNITS:
Beginning units	1,076,663	1,022,727	1,071,068	1,010,449	94,836	112,066	2,147,337	1,652,567
Units purchased	259,895	627,905	964,441	785,835	28,018	32,700	631,126	1,679,314
Units redeemed	(466,502)	(573,969)	(849,484)	(725,216)	(34,939)	(49,930)	(1,189,039)	(1,184,544)

Ending units	870,056	1,076,663	1,186,025	1,071,068	87,915	94,836	1,589,424	2,147,337

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(42,049)	(40,060)	15,647	6,249	105,466	66,610	(1,065)	(190)
Realized gain (loss) on investments	(209,113)	(278,413)	26,556	(14,143)	92,404	8,826	75,079	(1,022)
Change in unrealized gain (loss) on investments	1,124,180	(214,917)	523,858	(21,350)	895,309	207,600	476,193	19,960
Reinvested capital gains	-	563,756	26,702	47,039	315,526	250,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	873,018	30,366	592,763	17,795	1,408,705	533,484	550,207	18,748

Equity transactions:
Purchase payments received from contract owners (note 3)	1,137,391	735,311	2,429,770	985,720	4,919,717	4,288,910	2,319,087	1,097,271
Transfers between funds	22,103	(273,722)	76,019	(69,086)	(128,368)	510,046	45,541	(50,476)
Redemptions (note 3)	(171,193)	(246,228)	(48,266)	(7,051)	(137,114)	(54,019)	(75,088)	(6,111)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(27)	-	(117)	(7)	(259)	(142)	(59)	(1)
Contingent deferred sales charges (note 2)	(697)	(2,502)	(95)	(22)	(705)	(321)	(100)	-
Adjustments to maintain reserves	(198)	(116)	(51)	(18)	(66)	(35)	(33)	(17)

Net equity transactions	987,379	212,743	2,457,260	909,536	4,653,205	4,744,439	2,289,348	1,040,666

Net change in contract owners’ equity	1,860,397	243,109	3,050,023	927,331	6,061,910	5,277,923	2,839,555	1,059,414
Contract owners’ equity beginning of period	3,140,585	2,897,476	1,157,757	230,426	6,285,503	1,007,580	1,238,822	179,408

Contract owners’ equity end of period	$5,000,982	3,140,585	4,207,780	1,157,757	12,347,413	6,285,503	4,078,377	1,238,822

CHANGES IN UNITS:
Beginning units	275,505	255,289	127,026	25,800	559,287	105,055	128,536	19,342
Units purchased	232,619	109,549	304,331	139,651	608,237	655,314	295,275	136,823
Units redeemed	(154,988)	(89,333)	(76,977)	(38,425)	(215,737)	(201,082)	(92,227)	(27,629)

Ending units	353,136	275,505	354,380	127,026	951,787	559,287	331,584	128,536

	AMVCB4		BRVHY3		BRVTR3		BRVED3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$122,576	111,291	239,708	94,650	11,141	915	19,594	6,774
Realized gain (loss) on investments	48,352	(86,404)	159,978	94,220	(7,738)	738	169,561	8,678
Change in unrealized gain (loss) on investments	825,955	66,991	(114,617)	131,690	7,427	(12,170)	255,807	89,179
Reinvested capital gains	-	-	-	-	-	-	334,952	68,034

Net increase (decrease) in contract owners’ equity resulting from operations	996,883	91,878	285,069	320,560	10,830	(10,517)	779,914	172,665

Equity transactions:
Purchase payments received from contract owners (note 3)	2,676,302	2,430,936	2,435,573	1,378,692	287,226	167,861	697,325	1,374,234
Transfers between funds	1,017,526	1,888,118	1,213,005	4,267,821	1,329,241	410,843	2,825,470	1,098,396
Redemptions (note 3)	(665,157)	(490,011)	(1,056,402)	(26,746)	(67,463)	(4,828)	(262,759)	(23,513)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(423)	(31)	(125)	(44)	(46)	-	(10)	-
Contingent deferred sales charges (note 2)	(1,124)	(1,505)	(21)	-	(2,215)	-	(4,088)	(105)
Adjustments to maintain reserves	(173)	(114)	148	(26)	(33)	(1)	(77)	(24)

Net equity transactions	3,026,951	3,827,393	2,592,178	5,619,697	1,546,710	573,875	3,255,861	2,448,988

Net change in contract owners’ equity	4,023,834	3,919,271	2,877,247	5,940,257	1,557,540	563,358	4,035,775	2,621,653
Contract owners’ equity beginning of period	7,548,638	3,629,367	6,337,471	397,214	563,358	-	2,621,653	-

Contract owners’ equity end of period	$11,572,472	7,548,638	9,214,718	6,337,471	2,120,898	563,358	6,657,428	2,621,653

CHANGES IN UNITS:
Beginning units	774,341	381,441	608,034	42,539	57,049	-	235,495	-
Units purchased	528,935	640,120	1,203,824	950,372	189,077	65,621	477,791	322,973
Units redeemed	(237,170)	(247,220)	(976,456)	(384,877)	(35,324)	(8,572)	(193,273)	(87,478)

Ending units	1,066,106	774,341	835,402	608,034	210,802	57,049	520,013	235,495

	MLVGA3		BRVDA3		CLVHY2		CLVQF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(46,906)	(84,829)	6,282	4,272	7,717	-	(3,045)	-
Realized gain (loss) on investments	(513,716)	(1,166,385)	7,027	(8,871)	(379)	-	(79)	-
Change in unrealized gain (loss) on investments	3,544,519	1,931,350	85,082	32,104	(5,898)	-	35,758	-
Reinvested capital gains	352,811	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,336,708	680,136	98,391	27,505	1,440	-	32,634	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,293,023	2,886,595	162,909	102,883	412,848	-	1,337,475	-
Transfers between funds	96,677	(2,535,539)	177,149	(4,239)	125,599	-	127,064	-
Redemptions (note 3)	(3,510,446)	(3,157,748)	(109,341)	(21,846)	(10,844)	-	(25,393)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73)	(14)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,463)	(42,747)	(15)	(1)	-	-	-	-
Adjustments to maintain reserves	(259)	(228)	(55)	(32)	(10)	-	(21)	-

Net equity transactions	(1,129,541)	(2,849,681)	230,647	76,765	527,593	-	1,439,125	-

Net change in contract owners’ equity	2,207,167	(2,169,545)	329,038	104,270	529,033	-	1,471,759	-
Contract owners’ equity beginning of period	28,513,844	30,683,389	612,405	508,135	-	-	-	-

Contract owners’ equity end of period	$30,721,011	28,513,844	941,443	612,405	529,033	-	1,471,759	-

CHANGES IN UNITS:
Beginning units	2,311,445	2,548,870	62,139	53,940	-	-	-	-
Units purchased	444,028	495,049	40,021	30,479	58,034	-	211,177	-
Units redeemed	(537,125)	(732,474)	(18,030)	(22,280)	(6,244)	-	(65,773)	-

Ending units	2,218,348	2,311,445	84,130	62,139	51,790	-	145,404	-

	CSCRS		DWVSVS		DVMCSS		ETVFR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$40,287	(7,602)	(11,595)	(3,418)	(41,031)	(32,213)	190,316	89,562
Realized gain (loss) on investments	886	(205,439)	76,309	3,513	77,573	(130,539)	118,703	48,025
Change in unrealized gain (loss) on investments	(36,864)	262,350	98,551	140,004	764,936	500,212	(124,378)	157,667
Reinvested capital gains	-	-	65,924	27,728	86,106	211,616	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,309	49,309	229,189	167,827	887,584	549,076	184,641	295,254

Equity transactions:
Purchase payments received from contract owners (note 3)	11,940	22,351	1,515,858	629,325	1,294,811	1,546,240	3,421,743	1,945,577
Transfers between funds	103,984	226,642	(73,572)	89,614	181,754	1,248,569	912,942	4,485,656
Redemptions (note 3)	(74,211)	(20,791)	(30,988)	(18,739)	(458,763)	(287,762)	(1,755,170)	(368,762)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(72)	(6)	(58)	(18)	(110)	(19)
Contingent deferred sales charges (note 2)	(1,712)	(3)	(4)	(43)	(3,924)	(988)	(6,763)	(2,842)
Adjustments to maintain reserves	(62)	(70)	(64)	(45)	(113)	(231)	1,724	(212)

Net equity transactions	39,939	228,129	1,411,158	700,106	1,013,707	2,505,810	2,574,366	6,059,398

Net change in contract owners’ equity	44,248	277,438	1,640,347	867,933	1,901,291	3,054,886	2,759,007	6,354,652
Contract owners’ equity beginning of period	732,990	455,552	1,096,723	228,790	5,653,750	2,598,864	8,406,005	2,051,353

Contract owners’ equity end of period	$777,238	732,990	2,737,070	1,096,723	7,555,041	5,653,750	11,165,012	8,406,005

CHANGES IN UNITS:
Beginning units	125,124	86,189	92,656	25,034	476,403	249,038	816,617	214,276
Units purchased	65,458	164,810	167,602	86,493	259,487	331,814	1,414,763	1,153,216
Units redeemed	(58,081)	(125,875)	(50,968)	(18,871)	(177,854)	(104,449)	(1,167,379)	(550,875)

Ending units	132,501	125,124	209,290	92,656	558,036	476,403	1,064,001	816,617

	FQB		FC2		FAM2		FB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$105	119	(37,385)	(47,297)	1,156	(7,455)	29,349	26,148
Realized gain (loss) on investments	-	-	17,484	(213,721)	(14,107)	(153,923)	234,677	32,909
Change in unrealized gain (loss) on investments	39	10	840,701	98,012	11,068	104,211	509,383	125,063
Reinvested capital gains	-	-	349,447	511,964	63,394	56,037	191,759	9,745

Net increase (decrease) in contract owners’ equity resulting from operations	144	129	1,170,247	348,958	61,511	(1,130)	965,168	193,865

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	81,664	104,825	1,950	37,327	4,510,578	3,967,052
Transfers between funds	-	-	215,040	(490,710)	(31,414)	(539,801)	1,428,636	(195,424)
Redemptions (note 3)	-	-	(1,107,967)	(652,894)	(68,182)	(444,824)	(527,848)	(36,398)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	(258)	(75)
Contingent deferred sales charges (note 2)	-	-	(2,578)	(84)	(1,107)	(9,052)	(1,527)	(38)
Adjustments to maintain reserves	6	6	(61)	(20)	(25)	(29)	(96)	(54)

Net equity transactions	(2)	(2)	(813,902)	(1,038,883)	(98,778)	(956,379)	5,409,485	3,735,063

Net change in contract owners’ equity	142	127	356,345	(689,925)	(37,267)	(957,509)	6,374,653	3,928,928
Contract owners’ equity beginning of period	5,271	5,144	6,132,562	6,822,487	555,189	1,512,698	4,158,481	229,553

Contract owners’ equity end of period	$5,413	5,271	6,488,907	6,132,562	517,922	555,189	10,533,134	4,158,481

CHANGES IN UNITS:
Beginning units	300	300	595,707	704,451	46,733	129,762	405,804	23,700
Units purchased	-	-	71,222	69,860	2,955	10,028	660,407	595,592
Units redeemed	-	-	(141,529)	(178,604)	(11,062)	(93,057)	(170,256)	(213,488)

Ending units	300	300	525,400	595,707	38,626	46,733	895,955	405,804

	FEI2		FGI2		FG2		FHI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(26,381)	96,234	(6,415)	37,855	(536,433)	(365,354)	223,695	389,301
Realized gain (loss) on investments	1,023,066	(743,427)	319,041	8,356	1,453,374	(2,279,676)	333,013	(86,570)
Change in unrealized gain (loss) on investments	9,187	1,788,190	382,242	105,908	6,393,894	(1,994,455)	(78,371)	486,451
Reinvested capital gains	282,898	759,458	133,864	-	3,031,312	2,011,604	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,288,770	1,900,455	828,732	152,119	10,342,147	(2,627,881)	478,337	789,182

Equity transactions:
Purchase payments received from contract owners (note 3)	275,517	1,160,348	2,614,065	1,073,897	6,188,542	3,181,045	141,351	129,039
Transfers between funds	(1,981,821)	1,205,281	882,153	2,174,197	9,689,129	(5,034,176)	(3,446,163)	4,446,609
Redemptions (note 3)	(2,401,356)	(2,009,318)	(617,300)	(18,015)	(5,513,372)	(4,648,228)	(771,049)	(291,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(130)	(2)	(176)	(55)	-	-
Contingent deferred sales charges (note 2)	(31,930)	(32,644)	(14,211)	-	(64,449)	(14,556)	(3,150)	(2,017)
Adjustments to maintain reserves	(193)	(197)	(142)	(10)	(423)	(166)	(100)	(153)

Net equity transactions	(4,139,783)	323,470	2,864,435	3,230,067	10,299,251	(6,516,136)	(4,079,111)	4,281,955

Net change in contract owners’ equity	(2,851,013)	2,223,925	3,693,167	3,382,186	20,641,398	(9,144,017)	(3,600,774)	5,071,137
Contract owners’ equity beginning of period	14,113,445	11,889,520	3,382,186	-	37,249,353	46,393,370	9,055,287	3,984,150

Contract owners’ equity end of period	$11,262,432	14,113,445	7,075,353	3,382,186	57,890,751	37,249,353	5,454,513	9,055,287

CHANGES IN UNITS:
Beginning units	1,313,407	1,281,852	300,528	-	3,666,543	4,519,108	877,393	437,803
Units purchased	798,418	700,441	597,358	343,609	3,838,319	2,553,157	194,841	1,251,177
Units redeemed	(1,168,190)	(668,886)	(351,944)	(43,081)	(3,217,209)	(3,405,722)	(569,380)	(811,587)

Ending units	943,635	1,313,407	545,942	300,528	4,287,653	3,666,543	502,854	877,393

	FIGBP2		FRESS2		FVSIS2		FTVIS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$44,770	(18,697)	14,232	8,873	258,289	237,603	501,494	413,052
Realized gain (loss) on investments	(2,956)	(104,252)	(668)	3,931	409,236	90,060	(64,625)	(543,959)
Change in unrealized gain (loss) on investments	15,471	(79,387)	(52,765)	5,727	(89,690)	(70,266)	907,483	1,583,693
Reinvested capital gains	10,749	-	102,775	10,227	73,302	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,034	(202,336)	63,574	28,758	651,137	257,397	1,344,352	1,452,786

Equity transactions:
Purchase payments received from contract owners (note 3)	2,623,867	549,223	1,338,204	925,124	2,313,925	2,088,041	2,751,087	1,823,768
Transfers between funds	571,770	2,721,834	73,418	370,021	1,732,613	4,897,578	1,745,749	1,568,345
Redemptions (note 3)	(775,805)	(913,294)	(57,453)	(15,254)	(2,168,520)	(351,406)	(1,730,080)	(1,961,683)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(75)	-	(177)	(54)	(208)	(45)	(97)	(19)
Contingent deferred sales charges (note 2)	(3,952)	(1,230)	(575)	(126)	(9,132)	(2,821)	(3,830)	(27,532)
Adjustments to maintain reserves	(63)	(32)	(49)	(21)	(181)	(114)	(246)	(192)

Net equity transactions	2,415,742	2,356,501	1,353,368	1,279,690	1,868,497	6,631,233	2,762,583	1,402,687

Net change in contract owners’ equity	2,483,776	2,154,165	1,416,942	1,308,448	2,519,634	6,888,630	4,106,935	2,855,473
Contract owners’ equity beginning of period	2,154,165	-	1,617,819	309,371	9,039,903	2,151,273	14,570,222	11,714,749

Contract owners’ equity end of period	$4,637,941	2,154,165	3,034,761	1,617,819	11,559,537	9,039,903	18,677,157	14,570,222

CHANGES IN UNITS:
Beginning units	215,943	-	148,880	29,685	887,744	225,260	1,307,754	1,181,994
Units purchased	667,445	1,311,495	204,817	128,397	1,735,718	1,264,862	598,590	650,722
Units redeemed	(431,239)	(1,095,552)	(81,084)	(9,202)	(1,551,836)	(602,378)	(358,665)	(524,962)

Ending units	452,149	215,943	272,613	148,880	1,071,626	887,744	1,547,679	1,307,754

	FTVMD2		FTVGI2		FTVFA2		IVBRA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$26,791	10,914	(149,549)	(86,386)	61,547	89,821	108,469	(46,433)
Realized gain (loss) on investments	(202,422)	(287,666)	239,073	(67,230)	(35,637)	(53,723)	20,938	(185,058)
Change in unrealized gain (loss) on investments	218,520	409,418	(153,292)	388,991	206,053	222,358	(7,899)	521,461
Reinvested capital gains	465,597	423,288	39,419	5,645	175,759	114,990	249,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	508,486	555,954	(24,349)	241,020	407,722	373,446	371,437	289,970

Equity transactions:
Purchase payments received from contract owners (note 3)	993,641	1,438,573	6,161,856	5,101,253	826,447	350,002	593,725	800,938
Transfers between funds	1,507,621	(702,102)	360,394	478,785	12,861	(427,609)	(577,596)	1,349,049
Redemptions (note 3)	(719,838)	(429,671)	(882,626)	(415,529)	(645,058)	(447,493)	(754,541)	(192,848)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(47)	(26)	(365)	(69)	(90)	-	(20)	(4)
Contingent deferred sales charges (note 2)	(10,830)	(1,481)	(5,087)	(2,213)	(130)	(1,413)	(4,038)	(188)
Adjustments to maintain reserves	(214)	(156)	(183)	(122)	(66)	(53)	(109)	(129)

Net equity transactions	1,770,333	305,137	5,633,989	5,162,105	193,964	(526,566)	(742,579)	1,956,818

Net change in contract owners’ equity	2,278,819	861,091	5,609,640	5,403,125	601,686	(153,120)	(371,142)	2,246,788
Contract owners’ equity beginning of period	6,200,340	5,339,249	8,621,570	3,218,445	3,737,817	3,890,937	4,916,721	2,669,933

Contract owners’ equity end of period	$8,479,159	6,200,340	14,231,210	8,621,570	4,339,503	3,737,817	4,545,579	4,916,721

CHANGES IN UNITS:
Beginning units	496,721	473,617	901,438	342,398	252,098	294,082	455,236	272,309
Units purchased	350,909	207,389	1,350,661	999,474	76,925	33,036	118,988	317,125
Units redeemed	(213,267)	(184,285)	(775,213)	(440,434)	(64,654)	(75,020)	(186,164)	(134,198)

Ending units	634,363	496,721	1,476,886	901,438	264,369	252,098	388,060	455,236

	AVIE2		IVEW52		JPIGA2		JPIIB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,454	200	(19,448)	(11,740)	1,392	16,138	12,292	9,549
Realized gain (loss) on investments	3,110	(35)	66,739	11,897	4,646	(17)	1,435	61
Change in unrealized gain (loss) on investments	77,415	(4,084)	713,078	104,826	80,570	(3,466)	23,338	(4,014)
Reinvested capital gains	-	-	126,115	95,896	38,361	8	4,303	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,979	(3,919)	886,484	200,879	124,969	12,663	41,368	5,596

Equity transactions:
Purchase payments received from contract owners (note 3)	164,686	187,718	2,336,267	3,130,630	194,819	656,101	137,617	345,375
Transfers between funds	187,864	13,850	215,429	65,308	(4,960)	(1,544)	(13,659)	(38)
Redemptions (note 3)	(16,075)	(612)	(85,254)	(28,176)	(7,829)	(2,134)	(589)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(13)	-	(158)	(3)	(15)	-	-	-
Contingent deferred sales charges (note 2)	(4)	-	(350)	(32)	-	-	-	-
Adjustments to maintain reserves	(28)	(11)	(61)	(24)	(13)	(8)	(8)	(14)

Net equity transactions	336,430	200,945	2,465,873	3,167,703	182,002	652,415	123,361	345,323

Net change in contract owners’ equity	419,409	197,026	3,352,357	3,368,582	306,971	665,078	164,729	350,919
Contract owners’ equity beginning of period	278,068	81,042	3,991,196	622,614	741,880	76,802	361,120	10,201

Contract owners’ equity end of period	$697,477	278,068	7,343,553	3,991,196	1,048,851	741,880	525,849	361,120

CHANGES IN UNITS:
Beginning units	30,497	8,736	373,806	65,660	74,694	8,101	35,656	1,055
Units purchased	37,685	24,953	315,964	425,567	19,962	124,835	13,145	34,606
Units redeemed	(5,250)	(3,192)	(102,124)	(117,421)	(3,148)	(58,242)	(1,728)	(5)

Ending units	62,932	30,497	587,646	373,806	91,508	74,694	47,073	35,656

	JABS		JAMGS		JAFBS		JAGTS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,603	11,787	(21,146)	(6,562)	50,004	33,371	(20,995)	(6,935)
Realized gain (loss) on investments	21,344	(1,006)	33,338	12,306	2,175	(1,516)	73,878	7,972
Change in unrealized gain (loss) on investments	485,770	47,779	544,114	54,370	12,048	(70,071)	705,227	56,596
Reinvested capital gains	6,254	9,124	231,730	121,574	-	-	159,466	20,727

Net increase (decrease) in contract owners’ equity resulting from operations	525,971	67,684	788,036	181,688	64,227	(38,216)	917,576	78,360

Equity transactions:
Purchase payments received from contract owners (note 3)	2,143,113	1,938,731	1,619,342	1,321,855	831,723	2,403,378	1,967,745	878,463
Transfers between funds	499,551	(28,258)	531,987	131,083	21,043	130,275	119,711	272,542
Redemptions (note 3)	(145,284)	(37,379)	(73,895)	(67,957)	(117,008)	(77,759)	(36,316)	(5,791)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(95)	(24)	(306)	(81)	(109)	(24)	(258)	(44)
Contingent deferred sales charges (note 2)	(269)	-	(236)	(1,013)	(307)	(22)	(120)	-
Adjustments to maintain reserves	(57)	(27)	(43)	(37)	(39)	(28)	(63)	(34)

Net equity transactions	2,496,959	1,873,043	2,076,849	1,383,850	735,303	2,455,820	2,050,699	1,145,136

Net change in contract owners’ equity	3,022,930	1,940,727	2,864,885	1,565,538	799,530	2,417,604	2,968,275	1,223,496
Contract owners’ equity beginning of period	2,032,372	91,645	2,341,082	775,544	3,094,461	676,857	1,484,828	261,332

Contract owners’ equity end of period	$5,055,302	2,032,372	5,205,967	2,341,082	3,893,991	3,094,461	4,453,103	1,484,828

CHANGES IN UNITS:
Beginning units	200,293	9,305	218,334	80,168	308,197	68,097	131,313	26,006
Units purchased	262,067	198,035	202,736	208,464	141,446	353,068	183,725	142,906
Units redeemed	(35,904)	(7,047)	(34,628)	(70,298)	(69,978)	(112,968)	(40,064)	(37,599)

Ending units	426,456	200,293	386,442	218,334	379,665	308,197	274,974	131,313

	LZREMS		LPWHY2		LPVCA2		SBVI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$68,504	(4,405)	134,086	162,855	(14,655)	(3,770)	1,236	909
Realized gain (loss) on investments	289,840	(411,327)	281,585	(146,779)	(2,894)	(8,087)	16,534	28,132
Change in unrealized gain (loss) on investments	2,299,364	1,206,071	(46,476)	371,772	51,639	2,890	150,076	127,441
Reinvested capital gains	-	-	-	-	193,003	32,917	52,091	33,610

Net increase (decrease) in contract owners’ equity resulting from operations	2,657,708	790,339	369,195	387,848	227,093	23,950	219,937	190,092

Equity transactions:
Purchase payments received from contract owners (note 3)	3,139,010	2,511,633	1,227,776	1,387,771	163,377	418,414	-	-
Transfers between funds	1,224,215	2,415,016	885,776	(54,797)	2,053,355	(25,010)	-	-
Redemptions (note 3)	(907,803)	(548,982)	(1,328,798)	(286,439)	(13,165)	(5,120)	(80,298)	(411,671)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(240)	(66)	(87)	(20)	(27)	(10)	(909)	(1,024)
Contingent deferred sales charges (note 2)	(11,172)	(4,915)	(2,559)	(1,978)	(148)	-	-	-
Adjustments to maintain reserves	(343)	(247)	(237)	(143)	(31)	(28)	(18)	2

Net equity transactions	3,443,667	4,372,439	781,871	1,044,394	2,203,361	388,246	(81,225)	(412,693)

Net change in contract owners’ equity	6,101,375	5,162,778	1,151,066	1,432,242	2,430,454	412,196	138,712	(222,601)
Contract owners’ equity beginning of period	8,883,121	3,720,343	3,722,218	2,289,976	635,195	222,999	1,689,874	1,912,475

Contract owners’ equity end of period	$14,984,496	8,883,121	4,873,284	3,722,218	3,065,649	635,195	1,828,586	1,689,874

CHANGES IN UNITS:
Beginning units	1,022,688	511,206	363,716	255,323	68,796	24,088	111,959	141,325
Units purchased	771,376	924,334	860,074	336,394	221,999	50,046	-	-
Units redeemed	(428,326)	(412,852)	(779,317)	(228,001)	(2,765)	(5,338)	(5,075)	(29,366)

Ending units	1,365,738	1,022,688	444,473	363,716	288,030	68,796	106,884	111,959

	SBVSG2		LOVTRC		LOVSDC		MNCPS2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(12,568)	(4,311)	53,625	36,654	122,415	72,155	3,935	1,661
Realized gain (loss) on investments	8,152	1,489	(35,547)	17,643	2,465	(1,548)	19,848	532
Change in unrealized gain (loss) on investments	185,568	45,729	48,633	(76,277)	(79,612)	(48,316)	72,192	13,533
Reinvested capital gains	28,758	19,005	-	7,765	-	-	28,355	20,492

Net increase (decrease) in contract owners’ equity resulting from operations	209,910	61,912	66,711	(14,215)	45,268	22,291	124,330	36,218

Equity transactions:
Purchase payments received from contract owners (note 3)	299,658	630,779	1,155,729	1,367,217	2,054,779	3,280,929	1,042,146	708,848
Transfers between funds	163,788	(54,131)	384,957	667,297	512,845	(259,494)	314,137	27,180
Redemptions (note 3)	(34,931)	(2,996)	(243,329)	(71,212)	(1,047,056)	(11,892)	(70,885)	(2,838)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14)	(6)	(60)	(17)	(145)	(26)	(35)	-
Contingent deferred sales charges (note 2)	-	(19)	(1,511)	(1,349)	-	-	-	-
Adjustments to maintain reserves	(36)	(13)	(118)	(10)	(60)	(32)	(27)	(19)

Net equity transactions	428,465	573,614	1,295,668	1,961,926	1,520,363	3,009,485	1,285,336	733,171

Net change in contract owners’ equity	638,375	635,526	1,362,379	1,947,711	1,565,631	3,031,776	1,409,666	769,389
Contract owners’ equity beginning of period	765,853	130,327	2,396,849	449,138	3,655,324	623,548	769,389	-

Contract owners’ equity end of period	$1,404,228	765,853	3,759,228	2,396,849	5,220,955	3,655,324	2,179,055	769,389

CHANGES IN UNITS:
Beginning units	78,330	13,902	236,073	45,344	361,756	63,112	70,314	-
Units purchased	46,800	85,296	313,700	291,692	409,185	412,443	154,809	90,769
Units redeemed	(7,863)	(20,868)	(190,253)	(100,963)	(259,640)	(113,799)	(44,393)	(20,455)

Ending units	117,267	78,330	359,520	236,073	511,301	361,756	180,730	70,314

	MV3MVS		MVBRES		MVGTAS		MVUSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(79)	(2,241)	4,678	3,480	36,062	(41,081)	36,145	19,589
Realized gain (loss) on investments	13,481	1,904	19,304	(1,563)	(31,808)	(62,750)	27,246	(5,165)
Change in unrealized gain (loss) on investments	143,021	60,526	264,869	(21,533)	224,664	45,208	68,055	(7,317)
Reinvested capital gains	60,377	54,454	42,064	129,117	6,256	150,692	-	16,307

Net increase (decrease) in contract owners’ equity resulting from operations	216,800	114,643	330,915	109,501	235,174	92,069	131,446	23,414

Equity transactions:
Purchase payments received from contract owners (note 3)	921,555	793,670	399,639	1,093,338	115,223	457,506	569,904	464,095
Transfers between funds	243,694	604	(130,208)	14,512	(152,294)	60,656	(64,261)	234,003
Redemptions (note 3)	(112,312)	(1,142)	(108,281)	(16,148)	(366,378)	(220,865)	(25,194)	(29,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(45)	(8)	(59)	(23)	-	-	(73)	(49)
Contingent deferred sales charges (note 2)	(184)	-	(412)	(51)	(1,347)	(91)	(217)	(317)
Adjustments to maintain reserves	(34)	(33)	(24)	(27)	(87)	(95)	(53)	(13)

Net equity transactions	1,052,674	793,091	160,655	1,091,601	(404,883)	297,111	480,106	668,460

Net change in contract owners’ equity	1,269,474	907,734	491,570	1,201,102	(169,709)	389,180	611,552	691,874
Contract owners’ equity beginning of period	1,149,406	241,672	1,584,262	383,160	2,817,254	2,428,074	844,273	152,399

Contract owners’ equity end of period	$2,418,880	1,149,406	2,075,832	1,584,262	2,647,545	2,817,254	1,455,825	844,273

CHANGES IN UNITS:
Beginning units	107,689	25,909	154,555	40,006	251,334	226,821	91,233	18,111
Units purchased	118,086	119,248	45,402	133,269	24,384	125,038	72,452	93,821
Units redeemed	(23,572)	(37,468)	(29,959)	(18,720)	(59,584)	(100,525)	(24,609)	(20,699)

Ending units	202,203	107,689	169,998	154,555	216,134	251,334	139,076	91,233

	MVIVSC		MGRFV		MSGI2		MSEMB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,649	6,381	(44,325)	(13,864)	39,179	30,352	344,714	262,654
Realized gain (loss) on investments	152,981	(1,360)	(16,814)	(37,875)	(31,447)	(299,252)	(1,030)	(150,791)
Change in unrealized gain (loss) on investments	1,310,390	(96,016)	99,888	49,643	271,051	355,280	299,629	377,082
Reinvested capital gains	7,061	73,723	-	35,550	238,292	237,169	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,490,081	(17,272)	38,749	33,454	517,075	323,549	643,313	488,945

Equity transactions:
Purchase payments received from contract owners (note 3)	2,600,414	3,943,739	980,009	978,948	1,703,050	1,224,495	3,415,089	3,237,556
Transfers between funds	709,804	29,038	(267,899)	(141,098)	402,651	930,656	(77,069)	(579,774)
Redemptions (note 3)	(501,738)	(22,904)	(279,740)	(109,882)	(453,309)	(232,508)	(883,578)	(939,133)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(206)	(28)	(35)	(7)	(140)	(41)	(225)	(68)
Contingent deferred sales charges (note 2)	(285)	(41)	(1,051)	(714)	(5,929)	(3,457)	(5,166)	(6,940)
Adjustments to maintain reserves	(83)	(51)	(114)	(141)	(212)	(122)	(298)	(201)

Net equity transactions	2,807,906	3,949,753	431,170	727,106	1,646,111	1,919,023	2,448,753	1,711,440

Net change in contract owners’ equity	4,297,987	3,932,481	469,919	760,560	2,163,186	2,242,572	3,092,066	2,200,385
Contract owners’ equity beginning of period	4,676,219	743,738	3,201,135	2,440,575	4,562,295	2,319,723	7,457,620	5,257,235

Contract owners’ equity end of period	$8,974,206	4,676,219	3,671,054	3,201,135	6,725,481	4,562,295	10,549,686	7,457,620

CHANGES IN UNITS:
Beginning units	466,163	76,130	322,387	248,518	446,629	257,517	642,260	496,196
Units purchased	364,070	554,507	156,544	189,910	357,640	374,761	468,825	449,894
Units redeemed	(116,779)	(164,474)	(114,188)	(116,041)	(212,247)	(185,649)	(274,516)	(303,830)

Ending units	713,454	466,163	364,743	322,387	592,022	446,629	836,569	642,260

	MSVGT2		VKVGR2		NVBX		NVIX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,966)	(22,279)	125,591	(7,440)	261,351	122,126	441,765	155,110
Realized gain (loss) on investments	14,490	(89,340)	48,391	10,946	(76,068)	209,954	338,680	(226,133)
Change in unrealized gain (loss) on investments	189,977	160,086	807,375	82,126	45,298	(255,528)	2,697,326	70,431
Reinvested capital gains	24,435	6,541	-	-	25,858	31,448	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	221,936	55,008	981,357	85,632	256,439	108,000	3,477,771	(592)

Equity transactions:
Purchase payments received from contract owners (note 3)	82,071	154,652	4,198,853	5,014,339	7,438,038	7,459,812	10,213,856	3,245,668
Transfers between funds	116,586	(185,146)	(1,219,343)	(257,576)	889,655	(960,961)	7,136,055	3,474,574
Redemptions (note 3)	(169,383)	(29,823)	(1,175,774)	(1,340,234)	(1,301,165)	(2,602,405)	(1,531,335)	(1,142,496)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	(303)	(101)	(274)	(36)	(137)	(31)
Contingent deferred sales charges (note 2)	(161)	(91)	(10,292)	(27,211)	(3,570)	(3,282)	(8,708)	(766)
Adjustments to maintain reserves	(116)	(31)	(314)	(195)	(188)	(103)	(363)	(96)

Net equity transactions	28,992	(60,439)	1,792,827	3,389,022	7,022,496	3,893,025	15,809,368	5,576,853

Net change in contract owners’ equity	250,928	(5,431)	2,774,184	3,474,654	7,278,935	4,001,025	19,287,139	5,576,261
Contract owners’ equity beginning of period	1,517,012	1,522,443	11,248,409	7,773,755	15,569,058	11,568,033	9,012,149	3,435,888

Contract owners’ equity end of period	$1,767,940	1,517,012	14,022,593	11,248,409	22,847,993	15,569,058	28,299,288	9,012,149

CHANGES IN UNITS:
Beginning units	139,046	145,377	942,836	666,394	1,551,608	1,162,145	950,900	361,849
Units purchased	36,680	52,616	510,001	585,458	1,728,703	3,813,652	2,326,394	899,448
Units redeemed	(33,936)	(58,947)	(371,425)	(309,016)	(1,046,123)	(3,424,189)	(854,457)	(310,397)

Ending units	141,790	139,046	1,081,412	942,836	2,234,188	1,551,608	2,422,837	950,900

	NAMGI2		NAMAA2		NVAMV2		GVAAA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,232	3,801	15,176	(8,695)	15,525	17,730	(132,377)	178,674
Realized gain (loss) on investments	2,956	(26,736)	122,408	197	18,331	585	161,379	(114,453)
Change in unrealized gain (loss) on investments	317,597	49,219	81,441	74,621	64,103	65,494	5,497,508	297,803
Reinvested capital gains	2,509	60,407	19,200	-	99,496	87,713	1,249,321	2,163,941

Net increase (decrease) in contract owners’ equity resulting from operations	325,294	86,691	238,225	66,123	197,455	171,522	6,775,831	2,525,965

Equity transactions:
Purchase payments received from contract owners (note 3)	1,003,706	362,048	1,317,324	269,239	1,129,762	1,243,458	11,975,556	7,261,542
Transfers between funds	(117)	(151,347)	(678,794)	222,315	117,682	44,883	9,854,482	5,219,172
Redemptions (note 3)	(9,662)	(137,822)	(4,232)	(593)	(63,855)	(28,328)	(4,930,952)	(3,736,968)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(99)	(128)	(15)	-	(121)	(11)	(668)	(80)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(27,267)	(35,565)
Adjustments to maintain reserves	(12)	(7)	(6)	(17)	(51)	(31)	(489)	(189)

Net equity transactions	993,816	72,744	634,277	490,944	1,183,417	1,259,971	16,870,662	8,707,912

Net change in contract owners’ equity	1,319,110	159,435	872,502	557,067	1,380,872	1,431,493	23,646,493	11,233,877
Contract owners’ equity beginning of period	1,097,580	938,145	1,074,953	517,886	1,712,798	281,305	41,030,662	29,796,785

Contract owners’ equity end of period	$2,416,690	1,097,580	1,947,455	1,074,953	3,093,670	1,712,798	64,677,155	41,030,662

CHANGES IN UNITS:
Beginning units	105,135	97,786	103,920	53,778	150,830	29,431	2,870,103	2,248,551
Units purchased	135,615	41,530	129,867	50,783	142,278	148,231	1,784,973	1,544,419
Units redeemed	(48,509)	(34,181)	(71,606)	(641)	(38,960)	(26,832)	(701,716)	(922,867)

Ending units	192,241	105,135	162,181	103,920	254,148	150,830	3,953,360	2,870,103

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,545	27,823	(17,843)	16,773	(78,172)	(21,623)	31,243	2,684
Realized gain (loss) on investments	(21,133)	766	37,456	(10,550)	(3,147)	(59,409)	16,922	(22,599)
Change in unrealized gain (loss) on investments	63,903	(81,199)	848,920	(258,037)	1,316,635	(332,504)	458,631	(59,750)
Reinvested capital gains	9,989	5,814	602,162	254,199	892,727	667,869	825,726	353,073

Net increase (decrease) in contract owners’ equity resulting from operations	58,304	(46,796)	1,470,695	2,385	2,128,043	254,333	1,332,522	273,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,127,620	2,230,563	4,686,874	1,940,077	8,175,274	3,128,812	6,622,218	2,834,345
Transfers between funds	71,123	98,950	823,348	495,993	57,735	112,224	406,255	(221,328)
Redemptions (note 3)	(791,807)	(6,966)	(512,993)	(71,841)	(580,403)	(70,679)	(495,514)	(32,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(102)	(16)	(210)	(17)	(425)	(59)	(400)	(43)
Contingent deferred sales charges (note 2)	(48)	-	(393)	(153)	(131)	(41)	(3,311)	(102)
Adjustments to maintain reserves	(38)	(13)	(89)	(26)	(59)	(14)	(62)	(41)

Net equity transactions	1,406,748	2,322,518	4,996,537	2,364,033	7,651,991	3,170,243	6,529,186	2,580,697

Net change in contract owners’ equity	1,465,052	2,275,722	6,467,232	2,366,418	9,780,034	3,424,576	7,861,708	2,854,105
Contract owners’ equity beginning of period	2,413,672	137,950	3,361,364	994,946	4,737,199	1,312,623	3,919,105	1,065,000

Contract owners’ equity end of period	$3,878,724	2,413,672	9,828,596	3,361,364	14,517,233	4,737,199	11,780,813	3,919,105

CHANGES IN UNITS:
Beginning units	237,886	13,798	349,659	102,474	444,358	132,725	368,792	110,075
Units purchased	376,959	297,510	684,015	348,688	925,449	459,145	777,717	372,523
Units redeemed	(240,167)	(73,422)	(244,541)	(101,503)	(291,464)	(147,512)	(226,392)	(113,806)

Ending units	374,678	237,886	789,133	349,659	1,078,343	444,358	920,117	368,792

	HIBF		GEM		GEM2		NVIE6
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$160,698	143,285	15,201	(22,690)	2,360	(30)	5,971	3,129
Realized gain (loss) on investments	134,860	(6,065)	695,637	(346,273)	11,247	(388)	4,297	(8)
Change in unrealized gain (loss) on investments	(132,666)	290,879	670,289	594,374	189,371	11,680	136,046	(1,013)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,892	428,099	1,381,127	225,411	202,978	11,262	146,314	2,108

Equity transactions:
Purchase payments received from contract owners (note 3)	1,007,902	615,362	100,287	163,590	1,095,888	39,443	832,184	297,768
Transfers between funds	(228,963)	(20,435)	3,601,416	420,503	210,243	21,175	1,469	41,668
Redemptions (note 3)	(373,447)	(461,601)	(454,179)	(816,296)	(8,018)	(5,035)	(12,732)	(12,007)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(76)	(10)	-	-	(15)	-	(31)	(7)
Contingent deferred sales charges (note 2)	(26)	-	(928)	(5,525)	(3)	-	(3)	-
Adjustments to maintain reserves	(56)	(85)	(240)	(101)	(19)	2	(21)	(16)

Net equity transactions	405,334	133,231	3,246,356	(237,829)	1,298,076	55,585	820,866	327,406

Net change in contract owners’ equity	568,226	561,330	4,627,483	(12,418)	1,501,054	66,847	967,180	329,514
Contract owners’ equity beginning of period	2,977,063	2,415,733	3,020,697	3,033,115	174,949	108,102	335,814	6,300

Contract owners’ equity end of period	$3,545,289	2,977,063	7,648,180	3,020,697	1,676,003	174,949	1,302,994	335,814

CHANGES IN UNITS:
Beginning units	279,127	255,096	356,757	380,459	19,341	12,717	36,909	688
Units purchased	502,351	489,057	657,418	252,324	129,695	24,220	96,179	37,542
Units redeemed	(466,477)	(465,026)	(364,496)	(276,026)	(15,809)	(17,596)	(18,985)	(1,321)

Ending units	315,001	279,127	649,679	356,757	133,227	19,341	114,103	36,909

	NVNMO2		NVNSR2		NVCRA2		NVCRB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(11,471)	116	(1,128)	35	(22,827)	66,574	49,069	159,201
Realized gain (loss) on investments	74,141	(2,884)	(162)	(4,227)	6,492	(218,978)	(250,448)	(439,202)
Change in unrealized gain (loss) on investments	239,476	14,019	16,052	6,167	888,065	(16,599)	929,926	171,707
Reinvested capital gains	48,386	7,349	60,512	13,935	636,437	691,501	606,050	690,500

Net increase (decrease) in contract owners’ equity resulting from operations	350,532	18,600	75,274	15,910	1,508,167	522,498	1,334,597	582,206

Equity transactions:
Purchase payments received from contract owners (note 3)	1,460,372	203,914	480,775	142,856	1,111,684	828,572	372,229	1,934,803
Transfers between funds	1,209,282	(18,438)	19,732	(723)	42,112	(201,986)	(97,389)	(600,463)
Redemptions (note 3)	(209,591)	(610)	(8,035)	-	(1,345,285)	(1,855,389)	(1,892,605)	(1,153,211)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	-	(26)	(10)	-	(148)	(57)
Contingent deferred sales charges (note 2)	-	-	-	-	(1,166)	(16,953)	(15,949)	(29,806)
Adjustments to maintain reserves	(20)	2	(7)	2	(103)	(39)	(214)	(171)

Net equity transactions	2,460,040	184,868	492,465	142,109	(192,768)	(1,245,795)	(1,634,076)	151,095

Net change in contract owners’ equity	2,810,572	203,468	567,739	158,019	1,315,399	(723,297)	(299,479)	733,301
Contract owners’ equity beginning of period	203,468	-	244,488	86,469	8,224,948	8,948,245	13,812,717	13,079,416

Contract owners’ equity end of period	$3,014,040	203,468	812,227	244,488	9,540,347	8,224,948	13,513,238	13,812,717

CHANGES IN UNITS:
Beginning units	18,479	-	23,129	8,905	535,941	622,297	1,046,807	1,035,762
Units purchased	300,187	33,568	43,890	15,427	115,379	162,033	133,037	326,055
Units redeemed	(96,270)	(15,089)	(1,486)	(1,203)	(127,288)	(248,389)	(253,581)	(315,010)

Ending units	222,396	18,479	65,533	23,129	524,032	535,941	926,263	1,046,807

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,079	158,416	51,406	121,426	18,448	367,276	(8,942)	128,448
Realized gain (loss) on investments	(240,750)	(274,285)	(217,762)	(225,784)	(1,199,816)	(2,346,862)	(57,419)	(1,137,235)
Change in unrealized gain (loss) on investments	1,192,128	(248,834)	515,183	183,740	2,874,279	1,224,603	994,565	513,214
Reinvested capital gains	958,006	1,118,782	273,845	340,721	1,594,718	2,298,145	901,113	1,166,928

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,463	754,079	622,672	420,103	3,287,629	1,543,162	1,829,317	671,355

Equity transactions:
Purchase payments received from contract owners (note 3)	880,795	886,294	1,504,739	2,937,521	3,039,321	6,069,763	402,549	380,428
Transfers between funds	(491,488)	(440,585)	(942,085)	544,762	(5,332,915)	(1,206,858)	3,202,611	(760,887)
Redemptions (note 3)	(939,075)	(935,906)	(1,786,630)	(2,721,152)	(7,256,075)	(9,566,843)	(5,677,512)	(5,433,979)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	-	(64)	(10)	(102)	(15)	(120)	-
Contingent deferred sales charges (note 2)	(31,971)	(33,741)	(2,429)	(8,132)	(27,623)	(20,978)	(8,555)	(20,128)
Adjustments to maintain reserves	(193)	(127)	(144)	(136)	(306)	(181)	(173)	(49)

Net equity transactions	(581,952)	(524,065)	(1,226,613)	752,853	(9,577,700)	(4,725,112)	(2,081,200)	(5,834,615)

Net change in contract owners’ equity	1,338,511	230,014	(603,941)	1,172,956	(6,290,071)	(3,181,950)	(251,883)	(5,163,260)
Contract owners’ equity beginning of period	14,367,053	14,137,039	14,383,344	13,210,388	32,416,486	35,598,436	11,809,323	16,972,583

Contract owners’ equity end of period	$15,705,564	14,367,053	13,779,403	14,383,344	26,126,415	32,416,486	11,557,440	11,809,323

CHANGES IN UNITS:
Beginning units	1,016,035	1,056,215	1,259,124	1,195,585	2,370,957	2,737,046	806,643	1,230,141
Units purchased	101,370	124,242	247,989	546,437	268,321	1,021,975	358,821	337,628
Units redeemed	(144,868)	(164,422)	(356,981)	(482,898)	(938,283)	(1,388,064)	(489,265)	(761,126)

Ending units	972,537	1,016,035	1,150,132	1,259,124	1,700,995	2,370,957	676,199	806,643

	NVCMC2		NVCBD2		NVLCP2		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,081	83,670	47,154	27,244	29,221	86,664	(8,811)	(9,830)
Realized gain (loss) on investments	(62,914)	(339,179)	2,188	168	(32,571)	99,046	503,067	(127,049)
Change in unrealized gain (loss) on investments	343,100	293,857	17,022	(24,693)	167,372	(15,056)	38,977	279,201
Reinvested capital gains	362,695	325,515	-	2,193	-	34,730	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	678,962	363,863	66,364	4,912	164,022	205,384	533,233	142,322

Equity transactions:
Purchase payments received from contract owners (note 3)	137,147	942,839	514,966	1,743,042	170,757	607,495	12,893	166,011
Transfers between funds	1,009,891	1,142,567	98,328	62,124	(2,308,891)	2,564,972	1,634,784	(1,052,213)
Redemptions (note 3)	(601,572)	(2,068,623)	(8,004)	(12,982)	(1,651,383)	(3,045,633)	(319,088)	(1,387,808)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(126)	(23)	(44)	(12)	(25)	-	-	-
Contingent deferred sales charges (note 2)	(1,063)	(5,362)	-	-	(4,123)	(5,994)	(20)	(94)
Adjustments to maintain reserves	(84)	(103)	(26)	(9)	(150)	(133)	(79)	(106)

Net equity transactions	544,193	11,295	605,220	1,792,163	(3,793,815)	120,707	1,328,490	(2,274,210)

Net change in contract owners’ equity	1,223,155	375,158	671,584	1,797,075	(3,629,793)	326,091	1,861,723	(2,131,888)
Contract owners’ equity beginning of period	8,133,921	7,758,763	2,037,269	240,194	9,334,860	9,008,769	2,046,898	4,178,786

Contract owners’ equity end of period	$9,357,076	8,133,921	2,708,853	2,037,269	5,705,067	9,334,860	3,908,621	2,046,898

CHANGES IN UNITS:
Beginning units	646,126	644,930	199,123	24,355	870,990	855,161	172,307	384,754
Units purchased	98,787	315,049	88,348	278,932	402,646	1,735,285	722,449	284,932
Units redeemed	(57,443)	(313,853)	(30,491)	(104,164)	(755,009)	(1,719,456)	(617,094)	(497,379)

Ending units	687,470	646,126	256,980	199,123	518,627	870,990	277,662	172,307

	TRF2		GBF		GBF2		GVIDA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,279)	2,093	32,671	(15,845)	8,569	7,290	18,111	2,116
Realized gain (loss) on investments	46,893	177	(214,560)	200,200	(7,084)	(2,918)	51,738	29,709
Change in unrealized gain (loss) on investments	26,139	17,355	200,494	(108,670)	2,159	(28,545)	392,031	2,931
Reinvested capital gains	-	-	-	-	-	-	445,011	378,444

Net increase (decrease) in contract owners’ equity resulting from operations	71,753	19,625	18,605	75,685	3,644	(24,173)	906,891	413,200

Equity transactions:
Purchase payments received from contract owners (note 3)	161,117	353,773	47,149	2,656,852	730,128	291,043	1,179,394	147,353
Transfers between funds	(324,348)	33,688	(1,866,568)	1,247,103	(285,725)	327,984	344,233	(323,312)
Redemptions (note 3)	(4,939)	(750)	(1,788,460)	(3,984,171)	(10,331)	(13,329)	(480,431)	(485,373)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63)	(5)	-	-	(74)	(17)	(150)	-
Contingent deferred sales charges (note 2)	-	-	(2,928)	(26,443)	-	-	(3,645)	(1,629)
Adjustments to maintain reserves	-	(6)	(147)	(122)	(43)	(19)	(155)	(113)

Net equity transactions	(168,233)	386,700	(3,610,954)	(106,781)	433,955	605,662	1,039,246	(663,074)

Net change in contract owners’ equity	(96,480)	406,325	(3,592,349)	(31,096)	437,599	581,489	1,946,137	(249,874)
Contract owners’ equity beginning of period	464,063	57,738	10,343,716	10,374,812	765,343	183,854	5,082,699	5,332,573

Contract owners’ equity end of period	$367,583	464,063	6,751,367	10,343,716	1,202,942	765,343	7,028,836	5,082,699

CHANGES IN UNITS:
Beginning units	44,266	6,055	1,042,731	1,038,287	77,350	18,436	466,597	528,278
Units purchased	20,226	38,286	916,101	2,948,366	81,616	69,408	165,801	122,914
Units redeemed	(35,069)	(75)	(1,283,424)	(2,943,922)	(38,002)	(10,494)	(79,168)	(184,595)

Ending units	29,423	44,266	675,408	1,042,731	120,964	77,350	553,230	466,597

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$41,571	37,694	56,036	15,222	74,357	81,986	306,710	268,988
Realized gain (loss) on investments	(1,217)	(46,197)	6,293	(77,427)	80,150	(449,668)	(233,278)	(914,027)
Change in unrealized gain (loss) on investments	359,851	123,045	463,398	144,622	121,199	380,080	2,173,592	503,183
Reinvested capital gains	157,012	120,689	330,806	166,450	302,933	267,053	3,230,877	2,111,569

Net increase (decrease) in contract owners’ equity resulting from operations	557,217	235,231	856,533	248,867	578,639	279,451	5,477,901	1,969,713

Equity transactions:
Purchase payments received from contract owners (note 3)	963,361	1,842,920	1,861,060	871,622	3,330,856	5,954,781	12,520,632	15,781,154
Transfers between funds	591,426	180,060	2,823,557	(70,496)	(402,768)	(1,259,881)	6,020,594	(8,832,200)
Redemptions (note 3)	(411,858)	(464,359)	(350,011)	(256,597)	(2,208,576)	(2,029,143)	(4,560,675)	(4,186,057)
Annuity benefits	-	-	-	-	-	-	(5,142)	(4,828)
Contract maintenance charges (note 2)	(153)	(76)	(55)	-	(179)	-	(1,192)	(371)
Contingent deferred sales charges (note 2)	(1,534)	(1,504)	(2,068)	(9,715)	(2,920)	(11,489)	(6,789)	(4,102)
Adjustments to maintain reserves	(110)	(70)	(138)	(47)	(164)	(89)	(251)	(227)

Net equity transactions	1,141,132	1,556,971	4,332,345	534,767	716,249	2,654,179	13,967,177	2,753,369

Net change in contract owners’ equity	1,698,349	1,792,202	5,188,878	783,634	1,294,888	2,933,630	19,445,078	4,723,082
Contract owners’ equity beginning of period	5,285,310	3,493,108	4,400,063	3,616,429	13,922,775	10,989,145	42,520,345	37,797,263

Contract owners’ equity end of period	$6,983,659	5,285,310	9,588,941	4,400,063	15,217,663	13,922,775	61,965,423	42,520,345

CHANGES IN UNITS:
Beginning units	498,988	346,219	410,422	357,957	1,352,080	1,096,796	3,963,445	3,723,008
Units purchased	157,710	249,774	508,040	236,189	480,838	1,229,403	2,237,583	2,116,807
Units redeemed	(55,353)	(97,005)	(129,171)	(183,724)	(417,617)	(974,119)	(1,024,228)	(1,876,370)

Ending units	601,345	498,988	789,291	410,422	1,415,301	1,352,080	5,176,800	3,963,445

	GVDMA		GVDMC		MCIF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$88,569	77,632	143,087	133,965	(5,749)	37,582	(522)	(781)
Realized gain (loss) on investments	65,511	(17,261)	(231,336)	(203,179)	284,237	(229,489)	-	-
Change in unrealized gain (loss) on investments	1,120,779	(78,926)	718,463	74,700	1,306,073	498,710	-	-
Reinvested capital gains	1,169,970	942,292	853,948	560,583	1,375,406	1,112,273	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	2,444,829	923,737	1,484,162	566,069	2,959,967	1,419,076	(522)	(780)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,228,272	4,035,271	4,902,642	6,686,933	11,331,546	5,586,667	-	-
Transfers between funds	176,382	280,749	2,053,266	(366,433)	2,010,668	5,173,968	-	-
Redemptions (note 3)	(1,935,351)	(882,463)	(3,567,504)	(1,176,119)	(1,551,907)	(743,119)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(500)	(194)	(373)	(50)	(283)	(70)	(25)	(28)
Contingent deferred sales charges (note 2)	(3,889)	(22,666)	(2,283)	(3,203)	(9,633)	(6,597)	-	-
Adjustments to maintain reserves	(266)	(146)	(281)	(86)	(418)	(168)	(6)	-

Net equity transactions	3,464,648	3,410,551	3,385,467	5,141,042	11,779,973	10,010,681	(31)	(28)

Net change in contract owners’ equity	5,909,477	4,334,288	4,869,629	5,707,111	14,739,940	11,429,757	(553)	(808)
Contract owners’ equity beginning of period	14,623,881	10,289,593	17,985,057	12,277,946	15,246,746	3,816,989	59,747	60,555

Contract owners’ equity end of period	$20,533,358	14,623,881	22,854,686	17,985,057	29,986,686	15,246,746	59,194	59,747

CHANGES IN UNITS:
Beginning units	1,352,219	1,018,739	1,708,962	1,217,405	1,319,288	392,371	6,519	6,522
Units purchased	605,203	482,789	811,182	849,017	2,088,310	1,901,773	-	-
Units redeemed	(312,434)	(149,309)	(508,067)	(357,460)	(1,142,105)	(974,856)	(3)	(3)

Ending units	1,644,988	1,352,219	2,012,077	1,708,962	2,265,493	1,319,288	6,516	6,519

	NVMIG6		GVDIV2		NVMLG2		NVMLV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(23,954)	(13,158)	67,209	45,053	(110,646)	(35,742)	(30,234)	75,470
Realized gain (loss) on investments	(45,324)	(188,029)	15,620	(327,007)	(283,490)	(146,505)	118,357	(537,725)
Change in unrealized gain (loss) on investments	1,211,371	(84,204)	1,135,824	518,695	1,940,583	(477,080)	772,728	924,082
Reinvested capital gains	-	59,026	-	-	319,763	658,135	542,001	565,120

Net increase (decrease) in contract owners’ equity resulting from operations	1,142,093	(226,365)	1,218,653	236,741	1,866,210	(1,192)	1,402,852	1,026,947

Equity transactions:
Purchase payments received from contract owners (note 3)	248,803	186,382	187,970	197,449	334,994	470,063	719,135	352,593
Transfers between funds	845,347	1,983,304	442,969	2,430,026	(624,673)	2,699,561	(3,040,960)	7,141,534
Redemptions (note 3)	(618,898)	(441,904)	(857,919)	(229,217)	(1,218,669)	(328,646)	(1,119,912)	(368,179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	-	(45)	(2)	(14)	(18)
Contingent deferred sales charges (note 2)	(3,860)	(780)	(4,122)	(1,345)	(6,077)	(3,719)	(8,407)	(3,262)
Adjustments to maintain reserves	(163)	(67)	(276)	(134)	(329)	(140)	(228)	(129)

Net equity transactions	471,229	1,726,935	(231,386)	2,396,779	(1,514,799)	2,837,117	(3,450,386)	7,122,539

Net change in contract owners’ equity	1,613,322	1,500,570	987,267	2,633,520	351,411	2,835,925	(2,047,534)	8,149,486
Contract owners’ equity beginning of period	4,894,604	3,394,034	6,162,574	3,529,054	7,850,446	5,014,521	13,386,869	5,237,383

Contract owners’ equity end of period	$6,507,926	4,894,604	7,149,841	6,162,574	8,201,857	7,850,446	11,339,335	13,386,869

CHANGES IN UNITS:
Beginning units	397,851	266,004	710,285	421,105	456,845	294,364	774,134	348,734
Units purchased	178,669	263,913	190,883	497,742	196,766	269,119	193,891	598,328
Units redeemed	(149,806)	(132,066)	(219,050)	(208,562)	(279,694)	(106,638)	(385,414)	(172,928)

Ending units	426,714	397,851	682,118	710,285	373,917	456,845	582,611	774,134

	NVMMG1		NVMMG2		NVMMV2		SCGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,345)	(1,489)	(93,697)	(84,108)	(46,259)	13,169	(64,412)	(40,016)
Realized gain (loss) on investments	(413)	38,322	463,828	(1,074,907)	584,375	(699,150)	247,183	(319,423)
Change in unrealized gain (loss) on investments	19,463	(49,939)	691,105	575,672	187,051	1,108,273	665,026	(163,017)
Reinvested capital gains	5,038	10,571	320,676	654,820	516,558	842,367	31,943	554,371

Net increase (decrease) in contract owners’ equity resulting from operations	22,743	(2,535)	1,381,912	71,477	1,241,725	1,264,659	879,740	31,915

Equity transactions:
Purchase payments received from contract owners (note 3)	-	165	716,422	489,199	1,261,084	1,388,992	109,079	194,886
Transfers between funds	(3,442)	(82,241)	2,297,594	(2,111,511)	(1,611,173)	3,751,969	2,413,197	(671,395)
Redemptions (note 3)	(5,020)	(62,648)	(853,270)	(1,154,067)	(1,731,235)	(1,699,093)	(571,428)	(188,777)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(56)	(13)	(146)	(67)	-	-
Contingent deferred sales charges (note 2)	-	-	(1,712)	(4,345)	(8,750)	(8,394)	(2,749)	(718)
Adjustments to maintain reserves	(45)	-	(230)	(101)	(452)	(175)	(172)	(111)

Net equity transactions	(8,507)	(144,724)	2,158,748	(2,780,838)	(2,090,672)	3,433,232	1,947,927	(666,115)

Net change in contract owners’ equity	14,236	(147,259)	3,540,660	(2,709,361)	(848,947)	4,697,891	2,827,667	(634,200)
Contract owners’ equity beginning of period	88,222	235,481	4,422,763	7,132,124	10,940,679	6,242,788	2,561,937	3,196,137

Contract owners’ equity end of period	$102,458	88,222	7,963,423	4,422,763	10,091,732	10,940,679	5,389,604	2,561,937

CHANGES IN UNITS:
Beginning units	3,684	10,326	260,056	439,773	537,974	354,372	220,195	292,448
Units purchased	-	7	441,629	186,138	326,795	607,629	725,054	68,870
Units redeemed	(289)	(6,649)	(327,689)	(365,855)	(423,308)	(424,027)	(567,138)	(141,123)

Ending units	3,395	3,684	373,996	260,056	441,461	537,974	378,111	220,195

	SCGF2		SCVF		SCVF2		SCF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,229)	(3,899)	(55,925)	(34,089)	(7,419)	(1,420)	(63,215)	(30,381)
Realized gain (loss) on investments	(10,034)	(12,166)	427,778	(597,859)	30,672	(7,112)	(56,280)	(151,879)
Change in unrealized gain (loss) on investments	147,154	(43,630)	(290,804)	1,223,398	18,055	41,117	334,575	351,542
Reinvested capital gains	5,619	91,558	208,382	477,747	48,468	34,120	330,035	467,330

Net increase (decrease) in contract owners’ equity resulting from operations	135,510	31,863	289,431	1,069,197	89,776	66,705	545,115	636,612

Equity transactions:
Purchase payments received from contract owners (note 3)	525,940	115,537	95,356	432,973	732,237	200,528	150,688	98,012
Transfers between funds	69,077	(15,580)	(852,765)	1,779,044	(65,872)	149,380	744,711	839,221
Redemptions (note 3)	(88,102)	(8,685)	(1,117,507)	(853,074)	(37,213)	(5,632)	(738,107)	(178,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(15)	-	-	(39)	(10)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,259)	(7,517)	-	(23)	(3,650)	(229)
Adjustments to maintain reserves	(53)	(23)	(263)	(146)	(10)	(25)	(121)	(113)

Net equity transactions	506,806	91,234	(1,878,438)	1,351,280	629,103	344,218	153,521	758,700

Net change in contract owners’ equity	642,316	123,097	(1,589,007)	2,420,477	718,879	410,923	698,636	1,395,312
Contract owners’ equity beginning of period	437,082	313,985	6,191,231	3,770,754	639,253	228,330	4,190,932	2,795,620

Contract owners’ equity end of period	$1,079,398	437,082	4,602,224	6,191,231	1,358,132	639,253	4,889,568	4,190,932

CHANGES IN UNITS:
Beginning units	45,722	35,096	502,461	379,349	55,859	24,757	342,415	274,289
Units purchased	59,052	25,496	159,108	658,141	85,568	46,090	173,735	143,541
Units redeemed	(13,196)	(14,870)	(314,342)	(535,029)	(30,832)	(14,988)	(159,424)	(75,415)

Ending units	91,578	45,722	347,227	502,461	110,595	55,859	356,726	342,415

	SCF2		MSBF		NVSTB2		NVOLG2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(10,108)	(2,501)	367,269	94,663	19,581	92,672	(49,861)	(15,265)
Realized gain (loss) on investments	1,334	319	94,212	100,190	30,004	(49,580)	(111,786)	(83,422)
Change in unrealized gain (loss) on investments	62,808	22,792	(73,115)	42,865	(22,841)	23,319	1,070,872	(573,574)
Reinvested capital gains	92,243	41,689	-	-	-	-	109,903	767,356

Net increase (decrease) in contract owners’ equity resulting from operations	146,277	62,299	388,366	237,718	26,744	66,411	1,019,128	95,095

Equity transactions:
Purchase payments received from contract owners (note 3)	177,180	168,969	2,434,885	1,241,844	3,993,274	1,642,650	1,481,261	1,492,332
Transfers between funds	761,200	(36,264)	2,595,321	1,868,333	(4,063,914)	4,624,030	1,210,096	1,571,149
Redemptions (note 3)	(5,295)	(13,978)	(1,124,623)	(543,140)	(1,262,845)	(692,846)	(676,489)	(120,775)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	-	(131)	(29)	(52)	(18)	(111)	(24)
Contingent deferred sales charges (note 2)	(3)	(845)	(10,394)	(2,103)	(5,494)	(2,466)	(4,353)	(88)
Adjustments to maintain reserves	(45)	(16)	(226)	(131)	(324)	(78)	(143)	(96)

Net equity transactions	933,017	117,866	3,894,832	2,564,774	(1,339,355)	5,571,272	2,010,261	2,942,498

Net change in contract owners’ equity	1,079,294	180,165	4,283,198	2,802,492	(1,312,611)	5,637,683	3,029,389	3,037,593
Contract owners’ equity beginning of period	295,052	114,887	7,075,604	4,273,112	14,691,214	9,053,531	3,416,507	378,914

Contract owners’ equity end of period	$1,374,346	295,052	11,358,802	7,075,604	13,378,603	14,691,214	6,445,896	3,416,507

CHANGES IN UNITS:
Beginning units	26,607	12,554	706,336	456,734	1,490,755	928,715	339,792	38,542
Units purchased	86,643	28,667	1,141,275	827,019	1,072,962	1,294,509	305,551	410,988
Units redeemed	(2,902)	(14,614)	(770,236)	(577,417)	(1,213,812)	(732,469)	(133,789)	(109,738)

Ending units	110,348	26,607	1,077,375	706,336	1,349,905	1,490,755	511,554	339,792

	NVTIV3		EIF2		NVRE2		NVMM2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,662	5,009	19,177	2,892	15,507	4,302	(2,049,387)	(2,921,594)
Realized gain (loss) on investments	2,808	(7,204)	5,413	(209)	(126,933)	(367,023)	-	-
Change in unrealized gain (loss) on investments	105,977	3,442	97,011	36,966	143,873	182,777	-	-
Reinvested capital gains	-	5,426	-	-	50,300	250,135	-	3,497

Net increase (decrease) in contract owners’ equity resulting from operations	117,447	6,673	121,601	39,649	82,747	70,191	(2,049,387)	(2,918,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	271,007	175,188	699,764	172,370	814,922	727,215	68,723,009	65,905,459
Transfers between funds	82,069	(23,579)	133,664	(81,853)	(189,109)	(512,733)	(11,750,263)	(68,316,236)
Redemptions (note 3)	(14,334)	(474)	(14,905)	(2,221)	(435,627)	(236,431)	(44,983,285)	(63,320,221)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(25)	(4)	(5)	-	(76)	(15)	(671)	(385)
Contingent deferred sales charges (note 2)	(79)	(7)	-	-	(616)	(1,155)	(159,123)	(1,102,340)
Adjustments to maintain reserves	(20)	(19)	(29)	3	(203)	(80)	(1,590)	(187)

Net equity transactions	338,618	151,105	818,489	88,299	189,291	(23,199)	11,828,077	(66,833,910)

Net change in contract owners’ equity	456,065	157,778	940,090	127,948	272,038	46,992	9,778,690	(69,752,007)
Contract owners’ equity beginning of period	426,427	268,649	347,488	219,540	2,365,581	2,318,589	147,894,571	217,646,578

Contract owners’ equity end of period	$882,492	426,427	1,287,578	347,488	2,637,619	2,365,581	157,673,261	147,894,571

CHANGES IN UNITS:
Beginning units	47,947	30,202	32,618	23,928	203,791	211,340	16,351,457	23,705,499
Units purchased	39,476	27,836	84,998	27,925	231,564	240,175	101,431,783	168,496,011
Units redeemed	(5,634)	(10,091)	(13,761)	(19,235)	(219,151)	(247,724)	(100,204,921)	(175,850,053)

Ending units	81,789	47,947	103,855	32,618	216,204	203,791	17,578,319	16,351,457

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,443)	(6,617)	16,282	(1,258)	3,944	13,736	4,435	10,167
Realized gain (loss) on investments	108,749	39,724	(10,163)	(33,988)	3,192	(46,481)	6,650	(19,989)
Change in unrealized gain (loss) on investments	526,019	291,599	268,920	178,207	217,750	109,793	95,881	56,049
Reinvested capital gains	108,166	71,884	28,065	18,113	84,295	-	37,316	2,907

Net increase (decrease) in contract owners’ equity resulting from operations	736,491	396,590	303,104	161,074	309,181	77,048	144,282	49,134

Equity transactions:
Purchase payments received from contract owners (note 3)	463,152	317,034	364,392	156,364	139,684	281,002	478,627	133,802
Transfers between funds	(478,062)	46,054	992,882	49,179	13,560	(174,401)	(39,993)	(307,781)
Redemptions (note 3)	(238,067)	(685,899)	(433,660)	(96,110)	(35,376)	(58,376)	(231,709)	(62,734)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	-	(66)	(16)	(16)	-
Contingent deferred sales charges (note 2)	(824)	-	(83)	(393)	(6)	-	(355)	(1)
Adjustments to maintain reserves	(43)	(23)	(72)	(17)	(64)	(45)	(60)	(33)

Net equity transactions	(253,844)	(322,834)	923,451	109,023	117,732	48,164	206,494	(236,747)

Net change in contract owners’ equity	482,647	73,756	1,226,555	270,097	426,913	125,212	350,776	(187,613)
Contract owners’ equity beginning of period	6,165,789	6,092,033	1,853,247	1,583,150	1,812,133	1,686,921	1,056,757	1,244,370

Contract owners’ equity end of period	$6,648,436	6,165,789	3,079,802	1,853,247	2,239,046	1,812,133	1,407,533	1,056,757

CHANGES IN UNITS:
Beginning units	512,774	542,886	148,001	138,664	179,311	175,329	104,486	127,924
Units purchased	90,633	71,025	125,921	27,876	23,293	44,640	75,606	16,054
Units redeemed	(111,103)	(101,137)	(63,159)	(18,539)	(11,759)	(40,658)	(58,077)	(39,492)

Ending units	492,304	512,774	210,763	148,001	190,845	179,311	122,015	104,486

	IDPG2		IDPGI2		NVSIX2		GVEX1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,159	12,925	9,177	6,427	(6,006)	27,259	781,753	778,950
Realized gain (loss) on investments	82,915	(4,880)	7,752	(7,307)	368,776	(173,506)	3,479,360	(678,587)
Change in unrealized gain (loss) on investments	156,614	116,196	137,957	50,849	911,822	669,951	12,629,692	3,891,842
Reinvested capital gains	17,406	-	15,186	-	600,233	898,171	2,766,937	800,590

Net increase (decrease) in contract owners’ equity resulting from operations	260,094	124,241	170,072	49,969	1,874,825	1,421,875	19,657,742	4,792,795

Equity transactions:
Purchase payments received from contract owners (note 3)	269,467	1,168,735	118,449	326,063	8,774,244	3,630,702	40,816,674	23,997,081
Transfers between funds	(65,230)	133,302	263,296	(78,695)	4,322,313	4,512,922	6,448,426	23,967,562
Redemptions (note 3)	(1,165,906)	(88,189)	(118,191)	(50,796)	(917,637)	(432,132)	(6,732,894)	(2,374,932)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(33)	-	(157)	(51)	(1,296)	(342)
Contingent deferred sales charges (note 2)	(134)	(992)	(434)	(804)	(9,232)	(2,814)	(41,988)	(11,247)
Adjustments to maintain reserves	(45)	(25)	(45)	(48)	(293)	(170)	(1,283)	(194)

Net equity transactions	(961,863)	1,212,831	263,042	195,720	12,169,238	7,708,457	40,487,639	45,577,928

Net change in contract owners’ equity	(701,769)	1,337,072	433,114	245,689	14,044,063	9,130,332	60,145,381	50,370,723
Contract owners’ equity beginning of period	2,513,301	1,176,229	1,240,196	994,507	11,798,545	2,668,213	79,557,041	29,186,318

Contract owners’ equity end of period	$1,811,532	2,513,301	1,673,310	1,240,196	25,842,608	11,798,545	139,702,422	79,557,041

CHANGES IN UNITS:
Beginning units	242,882	120,041	119,999	100,455	1,032,165	278,770	7,162,296	2,891,001
Units purchased	41,245	145,532	34,874	33,682	1,949,013	1,202,656	6,804,425	10,204,309
Units redeemed	(132,395)	(22,691)	(10,809)	(14,138)	(977,649)	(449,261)	(3,495,169)	(5,933,014)

Ending units	151,732	242,882	144,064	119,999	2,003,529	1,032,165	10,471,552	7,162,296

	NVMGA2		NBARMS		NO7TB		NOVPI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,999	558	(9,535)	(6,480)	(22,698)	(23,898)	(55,930)	(127,409)
Realized gain (loss) on investments	15,465	(50)	(680)	(2,875)	8,740	(26,368)	(156,340)	(169,414)
Change in unrealized gain (loss) on investments	136,564	7,420	53,583	1,180	167,558	166,386	251,130	506,056
Reinvested capital gains	-	8,311	-	2,883	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	155,028	16,239	43,368	(5,292)	153,600	116,120	38,860	209,233

Equity transactions:
Purchase payments received from contract owners (note 3)	284,302	401,064	404,091	206,605	15,150	22,149	198,811	510,432
Transfers between funds	88,697	35,571	88,198	7,832	(5,966)	106,814	(830,878)	(513,076)
Redemptions (note 3)	(4,988)	-	(123,566)	(20,990)	(65,081)	(72,735)	(1,098,938)	(1,079,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(114)	(100)	(28)	(2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(135)	(14)	(413)	(7)	(2,895)	(6,149)
Adjustments to maintain reserves	(42)	(15)	(4)	(47)	(54)	(42)	(184)	(158)

Net equity transactions	367,855	436,520	368,556	193,384	(56,364)	56,179	(1,734,084)	(1,088,057)

Net change in contract owners’ equity	522,883	452,759	411,924	188,092	97,236	172,299	(1,695,224)	(878,824)
Contract owners’ equity beginning of period	755,578	302,819	550,574	362,482	1,791,410	1,619,111	7,615,979	8,494,803

Contract owners’ equity end of period	$1,278,461	755,578	962,498	550,574	1,888,646	1,791,410	5,920,755	7,615,979

CHANGES IN UNITS:
Beginning units	79,852	32,607	59,659	38,573	183,811	178,546	756,697	866,827
Units purchased	73,810	47,430	66,453	27,879	10,541	33,445	38,293	80,139
Units redeemed	(38,994)	(185)	(27,286)	(6,793)	(15,866)	(28,180)	(208,810)	(190,269)

Ending units	114,668	79,852	98,826	59,659	178,486	183,811	586,180	756,697

	NOTBBA		OVIGS		OVGSS		OVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$205,108	(407,182)	255	(2,469)	(51,994)	(26,497)	(15,122)	(12,120)
Realized gain (loss) on investments	1,327,748	517,485	4,212	(1,186)	572,480	(381,548)	109,230	3,843
Change in unrealized gain (loss) on investments	(2,223,229)	2,563,165	313,365	(27,531)	1,405,022	(56,881)	76,147	243,717
Reinvested capital gains	1,107,437	-	-	17,278	-	284,269	175,082	52,922

Net increase (decrease) in contract owners’ equity resulting from operations	417,064	2,673,468	317,832	(13,908)	1,925,508	(180,657)	345,337	288,362

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,669	3,162,812	656,898	680,543	1,200,847	873,358	1,431,210	1,498,998
Transfers between funds	337,177	7,404,439	(3,653)	50,134	3,486,459	(2,079,143)	181,150	97,787
Redemptions (note 3)	(3,529,717)	(4,030,518)	(31,522)	(10,753)	(934,374)	(291,706)	(385,250)	(29,821)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(33)	(15)	(28)	(5)	(136)	(24)
Contingent deferred sales charges (note 2)	(3,797)	(5,063)	-	-	(7,370)	(1,760)	(282)	(78)
Adjustments to maintain reserves	(108)	(131)	(55)	(30)	(182)	(150)	(60)	(54)

Net equity transactions	(2,173,776)	6,531,539	621,635	719,879	3,745,352	(1,499,406)	1,226,632	1,566,808

Net change in contract owners’ equity	(1,756,712)	9,205,007	939,467	705,971	5,670,860	(1,680,063)	1,571,969	1,855,170
Contract owners’ equity beginning of period	27,966,818	18,761,811	1,065,683	359,712	3,955,247	5,635,310	2,342,985	487,815

Contract owners’ equity end of period	$26,210,106	27,966,818	2,005,150	1,065,683	9,626,107	3,955,247	3,914,954	2,342,985

CHANGES IN UNITS:
Beginning units	2,727,517	2,042,921	116,297	37,758	341,754	480,902	225,010	54,493
Units purchased	967,024	2,334,814	72,441	106,893	685,375	168,530	205,995	240,884
Units redeemed	(1,168,333)	(1,650,218)	(13,726)	(28,354)	(406,120)	(307,678)	(96,952)	(70,367)

Ending units	2,526,208	2,727,517	175,012	116,297	621,009	341,754	334,053	225,010

	PMVIV		PMVAAD		PMVFAD		PMVLAD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,519	-	304,049	94,525	6,217	(7,680)	(53,671)	(38,701)
Realized gain (loss) on investments	6,208	-	262,142	(810,850)	14,556	(28,430)	(24,406)	(662,822)
Change in unrealized gain (loss) on investments	9,593	-	563,824	1,517,065	130,484	66,538	31,673	625,525
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,320	-	1,130,015	800,740	151,257	30,428	(46,404)	(75,998)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,058,390	-	182,416	796,652	137,338	399,513	388,395	996,150
Transfers between funds	2,233,891	-	727,167	3,735,036	729,721	(562,373)	(2,443,327)	(4,958,913)
Redemptions (note 3)	(117,284)	-	(1,464,723)	(2,317,355)	(108,792)	(243,146)	(2,149,793)	(1,920,633)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	-	(11)	(3)	(17)	(9)	-	-
Contingent deferred sales charges (note 2)	(2)	-	(1,305)	(2,069)	(250)	(2,839)	(9,027)	(8,511)
Adjustments to maintain reserves	(297)	-	(130)	(141)	32	(45)	965	558

Net equity transactions	3,174,694	-	(556,586)	2,212,120	758,032	(408,899)	(4,212,787)	(5,891,349)

Net change in contract owners’ equity	3,204,014	-	573,429	3,012,860	909,289	(378,471)	(4,259,191)	(5,967,347)
Contract owners’ equity beginning of period	-	-	9,638,474	6,625,614	1,407,239	1,785,710	19,677,093	25,644,440

Contract owners’ equity end of period	$3,204,014	-	10,211,903	9,638,474	2,316,528	1,407,239	15,417,902	19,677,093

CHANGES IN UNITS:
Beginning units	-	-	926,387	706,689	138,822	178,917	2,009,748	2,606,396
Units purchased	372,790	-	324,562	890,509	172,723	424,848	478,611	2,054,641
Units redeemed	(64,016)	-	(373,246)	(670,811)	(103,663)	(464,943)	(909,621)	(2,651,289)

Ending units	308,774	-	877,703	926,387	207,882	138,822	1,578,738	2,009,748

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$135,757	111,981	271,914	(10,084)	144,882	139,602	15,986	(8,246)
Realized gain (loss) on investments	368,978	(704,992)	(162,609)	(655,972)	95,593	(32,652)	181,873	(232,295)
Change in unrealized gain (loss) on investments	317,619	827,246	(113,071)	896,101	60,722	273,427	184,177	417,375
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	822,354	234,235	(3,766)	230,045	301,197	380,377	382,036	176,834

Equity transactions:
Purchase payments received from contract owners (note 3)	3,726,759	6,505,616	217,214	139,440	338,729	348,120	209,007	779,507
Transfers between funds	2,473,964	(302,270)	(33,160)	1,082,852	708,035	1,147,214	(231,809)	(714,779)
Redemptions (note 3)	(4,082,316)	(4,323,533)	(143,378)	(84,923)	(587,686)	(893,517)	(587,295)	(1,105,950)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(288)	(75)	(43)	-	(23)	(13)	-	-
Contingent deferred sales charges (note 2)	(9,667)	(9,706)	(156)	(258)	(1,638)	(1,439)	(5,616)	(6,436)
Adjustments to maintain reserves	908	1,206	(146)	(114)	372	(57)	20	221

Net equity transactions	2,109,360	1,871,238	40,331	1,136,997	457,789	600,308	(615,693)	(1,047,437)

Net change in contract owners’ equity	2,931,714	2,105,473	36,565	1,367,042	758,986	980,685	(233,657)	(870,603)
Contract owners’ equity beginning of period	21,125,209	19,019,736	2,791,510	1,424,468	3,481,123	2,500,438	5,609,974	6,480,577

Contract owners’ equity end of period	$24,056,923	21,125,209	2,828,075	2,791,510	4,240,109	3,481,123	5,376,317	5,609,974

CHANGES IN UNITS:
Beginning units	1,973,591	1,805,992	436,023	250,185	274,015	221,269	529,621	626,063
Units purchased	2,096,608	3,026,289	158,710	334,382	228,109	495,595	449,955	234,814
Units redeemed	(1,908,583)	(2,858,690)	(153,605)	(148,544)	(194,467)	(442,849)	(504,681)	(331,256)

Ending units	2,161,616	1,973,591	441,128	436,023	307,657	274,015	474,895	529,621

	PMVHYD		PMUBA		PMVSTA		PMVFHV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,114,436	1,144,662	1,749	2,788	9,874	2,744	77,946	-
Realized gain (loss) on investments	582,549	554,927	71,489	(124,556)	5,268	2,370	132	-
Change in unrealized gain (loss) on investments	(386,182)	1,173,263	23,367	195,848	7,925	2,054	(84,113)	-
Reinvested capital gains	-	-	-	-	-	5,158	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,310,803	2,872,852	96,605	74,080	23,067	12,326	(6,035)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	948,413	628,974	473,096	313,127	2,159,653	1,354,068	65,400	-
Transfers between funds	(6,143,915)	15,969,592	(774)	(741,772)	(272,367)	(302,247)	1,893,982	-
Redemptions (note 3)	(6,325,038)	(3,097,235)	(262,724)	(563,813)	(51,333)	(24,669)	(665)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2)	-	(85)	(20)	-	-
Contingent deferred sales charges (note 2)	(13,288)	(12,223)	(858)	(658)	-	(1,062)	-	-
Adjustments to maintain reserves	5,843	(1,882)	(36)	68	(34)	(85)	(51)	-

Net equity transactions	(11,527,985)	13,487,226	208,702	(993,048)	1,835,834	1,025,985	1,958,666	-

Net change in contract owners’ equity	(10,217,182)	16,360,078	305,307	(918,968)	1,858,901	1,038,311	1,952,631	-
Contract owners’ equity beginning of period	33,477,356	17,117,278	2,982,256	3,901,224	1,186,767	148,456	-	-

Contract owners’ equity end of period	$23,260,174	33,477,356	3,287,563	2,982,256	3,045,668	1,186,767	1,952,631	-

CHANGES IN UNITS:
Beginning units	2,423,168	1,375,441	297,378	401,420	118,194	14,959	-	-
Units purchased	2,466,129	6,152,721	384,378	117,848	258,665	155,303	201,045	-
Units redeemed	(3,286,918)	(5,104,994)	(364,577)	(221,890)	(76,542)	(52,068)	(7,877)	-

Ending units	1,602,379	2,423,168	317,179	297,378	300,317	118,194	193,168	-

	GVGMNS		GVHQFA		GVSIA		PIHYB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(8,959)	(7,236)	(4,838)	(11,653)	(10,510)	7,525	10,465	12,072
Realized gain (loss) on investments	1,826	(2,172)	8,057	(10,040)	(9,221)	(8,026)	(2,341)	(10,597)
Change in unrealized gain (loss) on investments	68,505	29,442	(8,123)	10,591	(40,250)	(5,153)	11,355	40,555
Reinvested capital gains	20,147	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,519	20,034	(4,904)	(11,102)	(59,981)	(5,654)	19,479	42,030

Equity transactions:
Purchase payments received from contract owners (note 3)	47,414	167,089	505,425	344,060	231,658	521,338	1,370	23,201
Transfers between funds	17,188	(6,638)	2,525,057	(9,137)	(12,988)	(22,004)	(21,694)	(53,381)
Redemptions (note 3)	(12,993)	(1,711)	(55,783)	(51,144)	(44,242)	(150,997)	(2,059)	(45,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(19)	(2)	(4)	(8)	(16)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(35)	(555)	-	-	-	(8)
Adjustments to maintain reserves	(36)	(36)	(82)	(66)	(58)	(31)	28	(16)

Net equity transactions	51,554	158,702	2,974,578	283,150	174,354	348,306	(22,355)	(76,098)

Net change in contract owners’ equity	133,073	178,736	2,969,674	272,048	114,373	342,652	(2,876)	(34,068)
Contract owners’ equity beginning of period	698,198	519,462	1,576,716	1,304,668	1,442,252	1,099,600	362,441	396,509

Contract owners’ equity end of period	$831,271	698,198	4,546,390	1,576,716	1,556,625	1,442,252	359,565	362,441

CHANGES IN UNITS:
Beginning units	69,705	53,424	162,528	133,762	152,168	115,180	26,272	32,265
Units purchased	9,966	19,095	732,988	319,077	43,459	65,987	98	2,100
Units redeemed	(5,225)	(2,814)	(429,204)	(290,311)	(25,312)	(28,999)	(1,701)	(8,093)

Ending units	74,446	69,705	466,312	162,528	170,315	152,168	24,669	26,272

	PROUSN		PROAHY		PROA30		PROBNK
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(5,179)	(13,286)	594,782	931,945	(29,831)	(6,910)	(44,923)	(17,439)
Realized gain (loss) on investments	(232,788)	(381,164)	(231,236)	2,234,286	243,431	30,272	429,631	(32,868)
Change in unrealized gain (loss) on investments	6,860	(14,600)	(124,695)	109,843	154,741	(102,812)	(36,071)	252,261
Reinvested capital gains	-	-	915,602	-	82,147	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(231,107)	(409,050)	1,154,453	3,276,074	450,488	(79,450)	348,637	201,954

Equity transactions:
Purchase payments received from contract owners (note 3)	5,769	45,668	832,026	434,610	28,870	11,447	139,998	67,902
Transfers between funds	92,946	458,624	(16,620,526)	31,721,063	338,203	(699,645)	(106,668)	1,638,145
Redemptions (note 3)	(52,718)	(104,722)	(9,516,001)	(8,191,368)	(143,118)	(176,017)	(747,147)	(96,679)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(887)	(2,814)	(30,342)	(76,504)	(1,276)	(861)	(9,682)	(39)
Adjustments to maintain reserves	(201)	381	53	3,326	(150)	(210)	32	364

Net equity transactions	44,909	397,137	(25,334,790)	23,891,127	222,529	(865,286)	(723,467)	1,609,693

Net change in contract owners’ equity	(186,198)	(11,913)	(24,180,337)	27,167,201	673,017	(944,736)	(374,830)	1,811,647
Contract owners’ equity beginning of period	405,179	417,092	33,011,718	5,844,517	1,271,269	2,216,005	3,905,956	2,094,309

Contract owners’ equity end of period	$218,981	405,179	8,831,381	33,011,718	1,944,286	1,271,269	3,531,126	3,905,956

CHANGES IN UNITS:
Beginning units	620,012	505,722	2,239,656	438,199	143,905	250,619	236,108	153,779
Units purchased	14,237,779	40,729,902	3,200,110	14,380,689	1,427,069	511,835	750,139	698,559
Units redeemed	(14,245,095)	(40,615,612)	(4,850,865)	(12,579,232)	(1,403,189)	(618,549)	(802,361)	(616,230)

Ending units	612,696	620,012	588,901	2,239,656	167,785	143,905	183,886	236,108

	PROBM		PROBR		PROBIO		PROBL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(72,734)	(45,822)	(8,257)	(17,339)	(106,623)	(88,062)	(166,577)	(149,200)
Realized gain (loss) on investments	691,530	356,246	(130,671)	(332,003)	722,573	(1,280,829)	1,644,785	(210,666)
Change in unrealized gain (loss) on investments	362,829	223,585	19,104	(8,835)	413,809	78,539	47,789	365,897
Reinvested capital gains	-	-	-	-	-	79,873	292,662	220,116

Net increase (decrease) in contract owners’ equity resulting from operations	981,625	534,009	(119,824)	(358,177)	1,029,759	(1,210,479)	1,818,659	226,147

Equity transactions:
Purchase payments received from contract owners (note 3)	271,623	224,506	-	47,457	133,013	1,101,949	65,250	70,786
Transfers between funds	6,637,853	5,196,928	(184,807)	459,002	931,570	(1,405,456)	(3,158,042)	(11,243,785)
Redemptions (note 3)	(728,742)	(317,965)	(57,804)	(153,524)	(972,496)	(1,088,690)	(816,259)	(1,315,311)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,828)	(3,049)	-	(30)	(13,146)	(8,629)	(1,576)	(11,788)
Adjustments to maintain reserves	(50)	219	(83)	276	(133)	(174)	(381)	(1,512)

Net equity transactions	6,178,856	5,100,639	(242,694)	353,181	78,808	(1,401,000)	(3,911,008)	(12,501,610)

Net change in contract owners’ equity	7,160,481	5,634,648	(362,518)	(4,996)	1,108,567	(2,611,479)	(2,092,349)	(12,275,463)
Contract owners’ equity beginning of period	6,742,656	1,108,008	788,514	793,510	4,604,995	7,216,474	13,105,082	25,380,545

Contract owners’ equity end of period	$13,903,137	6,742,656	425,996	788,514	5,713,562	4,604,995	11,012,733	13,105,082

CHANGES IN UNITS:
Beginning units	708,738	136,926	242,023	210,408	199,002	259,473	767,266	1,599,922
Units purchased	2,592,013	2,093,497	3,904,514	8,061,827	487,200	459,719	5,565,015	9,674,780
Units redeemed	(2,091,210)	(1,521,685)	(3,984,698)	(8,030,212)	(481,522)	(520,190)	(5,786,134)	(10,507,436)

Ending units	1,209,541	708,738	161,839	242,023	204,680	199,002	546,147	767,266

	PROCG		PROCS		PROEM		PROE30
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(34,350)	(41,708)	(67,326)	(65,326)	(104,765)	(61,310)	22,310	32,318
Realized gain (loss) on investments	153,044	410,323	380,981	(222,598)	1,426,698	335,367	503,592	(340,772)
Change in unrealized gain (loss) on investments	96,935	(131,908)	170,512	249,089	279,577	(113,560)	(1,256)	388,069
Reinvested capital gains	36,918	-	-	38,056	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	252,547	236,707	484,167	(779)	1,601,510	160,497	524,646	79,615

Equity transactions:
Purchase payments received from contract owners (note 3)	95,121	714,256	33,021	245,401	108,170	255,077	20,876	87,194
Transfers between funds	(365,431)	(4,003,743)	2,805,744	899,528	4,369,221	2,861,632	1,111,542	(1,163,347)
Redemptions (note 3)	(1,003,414)	(456,080)	(755,917)	(276,959)	(930,309)	(1,003,334)	(326,376)	(240,657)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,228)	(10,405)	(1,581)	(677)	(7,442)	(9,062)	(4,794)	(3,823)
Adjustments to maintain reserves	(135)	(13)	(140)	(53)	(831)	(2,141)	(180)	(53)

Net equity transactions	(1,275,087)	(3,755,985)	2,081,127	867,240	3,538,809	2,102,172	801,068	(1,320,686)

Net change in contract owners’ equity	(1,022,540)	(3,519,278)	2,565,294	866,461	5,140,319	2,262,669	1,325,714	(1,241,071)
Contract owners’ equity beginning of period	3,428,554	6,947,832	7,857,628	6,991,167	3,857,383	1,594,714	2,905,976	4,147,047

Contract owners’ equity end of period	$2,406,014	3,428,554	10,422,922	7,857,628	8,997,702	3,857,383	4,231,690	2,905,976

CHANGES IN UNITS:
Beginning units	223,172	458,236	420,130	382,999	538,359	244,196	266,682	404,677
Units purchased	696,784	554,604	653,291	417,059	3,332,592	4,978,412	680,611	537,736
Units redeemed	(782,783)	(789,668)	(594,365)	(379,928)	(2,909,498)	(4,684,249)	(617,972)	(675,731)

Ending units	137,173	223,172	479,056	420,130	961,453	538,359	329,321	266,682

	PROFIN		PROHC		PROIND		PROINT
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(84,016)	(56,861)	(171,643)	(148,473)	(121,455)	(74,851)	(55,092)	(21,349)
Realized gain (loss) on investments	1,415,849	(412,394)	494,407	(631,388)	1,325,357	(210,144)	434,814	(146,880)
Change in unrealized gain (loss) on investments	(415,069)	797,916	147,782	(272,154)	541,921	329,336	220,562	44,017
Reinvested capital gains	-	-	934,232	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	916,764	328,661	1,404,778	(1,052,015)	1,745,823	44,341	600,284	(124,212)

Equity transactions:
Purchase payments received from contract owners (note 3)	345,895	292,124	168,885	598,464	347,636	242,841	29,419	77,662
Transfers between funds	(1,077,633)	(2,975,569)	1,444,778	(2,784,780)	2,101,230	5,199,249	3,653,746	117,446
Redemptions (note 3)	(1,134,901)	(354,278)	(1,148,875)	(560,541)	(1,352,455)	(432,590)	(335,690)	(212,953)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(20,015)	(2,345)	(18,739)	(6,225)	(11,896)	(3,092)	(5,336)	(3,974)
Adjustments to maintain reserves	(201)	(23)	(235)	(122)	(128)	(201)	(2,673)	(1,264)

Net equity transactions	(1,886,855)	(3,040,091)	445,814	(2,753,204)	1,084,387	5,006,207	3,339,466	(23,083)

Net change in contract owners’ equity	(970,091)	(2,711,430)	1,850,592	(3,805,219)	2,830,210	5,050,548	3,939,750	(147,295)
Contract owners’ equity beginning of period	8,705,406	11,416,836	7,373,999	11,179,218	12,284,545	7,233,997	1,918,056	2,065,351

Contract owners’ equity end of period	$7,735,315	8,705,406	9,224,591	7,373,999	15,114,755	12,284,545	5,857,806	1,918,056

CHANGES IN UNITS:
Beginning units	539,835	801,013	406,975	583,272	792,642	540,448	184,497	193,125
Units purchased	942,239	1,068,773	820,153	759,005	1,594,333	2,039,152	1,005,561	617,235
Units redeemed	(1,071,032)	(1,329,951)	(799,152)	(935,302)	(1,577,029)	(1,786,958)	(718,734)	(625,863)

Ending units	411,042	539,835	427,976	406,975	809,946	792,642	471,324	184,497

	PRONET		PROJP		PRON		PROOG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(81,589)	(59,042)	(24,052)	(25,696)	(174,604)	(121,692)	(59,017)	(44,270)
Realized gain (loss) on investments	667,348	(324,069)	301,369	(592,115)	2,825,399	(576,043)	436,082	(2,602,837)
Change in unrealized gain (loss) on investments	947,129	(123,595)	(21,563)	405,376	84,887	310,056	(1,324,993)	4,973,582
Reinvested capital gains	-	225,852	-	-	46,217	279,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,532,888	(280,854)	255,754	(212,435)	2,781,899	(108,100)	(947,928)	2,326,475

Equity transactions:
Purchase payments received from contract owners (note 3)	40,841	282,753	4,587	79,209	132,512	594,800	615,543	1,346,466
Transfers between funds	921,616	(2,220,102)	193,771	(1,030,500)	(1,153,654)	(3,853,705)	(1,187,087)	525,634
Redemptions (note 3)	(624,638)	(269,219)	(175,962)	(114,089)	(1,350,371)	(924,362)	(1,027,026)	(1,001,182)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,992)	(348)	(371)	(202)	(12,365)	(3,763)	(5,202)	(12,039)
Adjustments to maintain reserves	(205)	(265)	(115)	(36)	(832)	(2,031)	(139)	576

Net equity transactions	330,622	(2,207,181)	21,910	(1,065,618)	(2,384,710)	(4,189,061)	(1,603,911)	859,455

Net change in contract owners’ equity	1,863,510	(2,488,035)	277,664	(1,278,053)	397,189	(4,297,161)	(2,551,839)	3,185,930
Contract owners’ equity beginning of period	4,238,715	6,726,750	1,748,199	3,026,252	10,640,584	14,937,745	13,903,142	10,717,212

Contract owners’ equity end of period	$6,102,225	4,238,715	2,025,863	1,748,199	11,037,773	10,640,584	11,351,303	13,903,142

CHANGES IN UNITS:
Beginning units	231,575	382,997	131,868	226,725	513,642	747,756	1,258,835	1,185,343
Units purchased	214,674	199,402	193,019	255,744	2,633,097	3,403,934	646,832	1,661,708
Units redeemed	(197,530)	(350,824)	(194,250)	(350,601)	(2,730,658)	(3,638,048)	(826,895)	(1,588,216)

Ending units	248,719	231,575	130,637	131,868	416,081	513,642	1,078,772	1,258,835

	PROPHR		PROPM		PRORE		PRORRO
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(20,382)	(23,056)	(52,803)	(85,449)	(30,202)	(19,792)	(16,537)	(11,916)
Realized gain (loss) on investments	152,003	(472,605)	90,943	1,598,283	(71,923)	18,350	(184,838)	4,186
Change in unrealized gain (loss) on investments	56,419	27,111	178,034	(145,184)	(65,461)	(108,856)	4,202	(15,936)
Reinvested capital gains	8,896	139,956	-	-	311,258	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	196,936	(328,594)	216,174	1,367,650	143,672	(110,298)	(197,173)	(23,666)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,605	336,941	90,681	1,435,233	43,214	1,003,317	34,762	4,729
Transfers between funds	(430,260)	(1,703,228)	188,149	(564,613)	(34,778)	(4,628,786)	(2,493,064)	2,866,091
Redemptions (note 3)	(240,065)	(194,747)	(366,142)	(493,586)	(581,165)	(1,191,431)	(104,990)	(317,452)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(610)	(1,403)	(10,250)	(5,047)	(2,907)	(31,927)	(16)	(5,023)
Adjustments to maintain reserves	(113)	146	(119)	69	(150)	38	50	(873)

Net equity transactions	(639,443)	(1,562,291)	(97,681)	372,056	(575,786)	(4,848,789)	(2,563,258)	2,547,472

Net change in contract owners’ equity	(442,507)	(1,890,885)	118,493	1,739,706	(432,114)	(4,959,087)	(2,760,431)	2,523,806
Contract owners’ equity beginning of period	2,312,517	4,203,402	3,478,027	1,738,321	3,246,449	8,205,536	3,009,715	485,909

Contract owners’ equity end of period	$1,870,010	2,312,517	3,596,520	3,478,027	2,814,335	3,246,449	249,284	3,009,715

CHANGES IN UNITS:
Beginning units	137,426	235,796	1,076,007	828,838	242,989	641,284	849,813	128,910
Units purchased	160,567	265,573	3,074,689	6,922,799	730,058	1,656,555	4,092,939	4,621,364
Units redeemed	(195,370)	(363,943)	(3,072,057)	(6,675,630)	(774,547)	(2,054,850)	(4,862,095)	(3,900,461)

Ending units	102,623	137,426	1,078,639	1,076,007	198,500	242,989	80,657	849,813

	PROSCN		PROSEM		PROSIN		PROSN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(59,075)	(24,722)	(1,725)	(6,166)	(1,621)	(8,189)	(4,416)	(11,557)
Realized gain (loss) on investments	1,084,612	291,273	(45,713)	(92,555)	(39,813)	(41,106)	(130,234)	(165,185)
Change in unrealized gain (loss) on investments	107,362	70,903	(4,035)	(4,332)	12,556	(16,301)	15,039	(12,051)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,132,899	337,454	(51,473)	(103,053)	(28,878)	(65,596)	(119,611)	(188,793)

Equity transactions:
Purchase payments received from contract owners (note 3)	43,566	209,942	452	2,953	445	(4,180)	-	2,883
Transfers between funds	1,525,423	1,595,001	84,256	41,453	(359,845)	334,241	(463,175)	749,458
Redemptions (note 3)	(316,071)	(95,625)	(6,083)	(58,695)	(6,509)	(53,739)	(13,627)	(13,060)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,107)	(8)	-	(93)	-	(5)	-	-
Adjustments to maintain reserves	(162)	(53)	(384)	1,323	(1,995)	9,862	(8)	(29)

Net equity transactions	1,251,649	1,709,257	78,241	(13,059)	(367,904)	286,179	(476,810)	739,252

Net change in contract owners’ equity	2,384,548	2,046,711	26,768	(116,112)	(396,782)	220,583	(596,421)	550,459
Contract owners’ equity beginning of period	3,414,804	1,368,093	106,769	222,881	483,657	263,074	709,190	158,731

Contract owners’ equity end of period	$5,799,352	3,414,804	133,537	106,769	86,875	483,657	112,769	709,190

CHANGES IN UNITS:
Beginning units	196,042	98,642	16,032	28,179	102,919	52,420	280,028	54,422
Units purchased	486,629	614,557	801,848	1,178,384	263,075	1,259,284	2,140,905	5,482,547
Units redeemed	(433,691)	(517,157)	(789,936)	(1,190,531)	(341,853)	(1,208,785)	(2,360,705)	(5,256,941)

Ending units	248,980	196,042	27,944	16,032	24,141	102,919	60,228	280,028

	PROTEC		PROTEL		PROGVP		PROUN
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(154,176)	(89,427)	17,976	259	(17,681)	(64,835)	(134,274)	(47,164)
Realized gain (loss) on investments	2,079,785	12,862	(351,303)	200,138	158,130	(600,081)	2,978,132	(30,764)
Change in unrealized gain (loss) on investments	540,560	183,614	(15,168)	44,602	(8,114)	34,006	34,230	96,709
Reinvested capital gains	-	-	45,548	-	-	-	259,845	325,440

Net increase (decrease) in contract owners’ equity resulting from operations	2,466,169	107,049	(302,947)	244,999	132,335	(630,910)	3,137,933	344,221

Equity transactions:
Purchase payments received from contract owners (note 3)	129,109	455,747	32,720	101,363	44,040	1,109,999	203,598	207,151
Transfers between funds	7,536,303	(3,556,807)	(38,238)	847,897	(186,475)	(1,746,960)	(550,133)	2,076,357
Redemptions (note 3)	(1,469,701)	(421,048)	(124,939)	(205,134)	(204,556)	(881,316)	(2,371,998)	(514,426)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,886)	(3,580)	(1,001)	(4,629)	(313)	(15,767)	(36,204)	(3,637)
Adjustments to maintain reserves	(350)	(481)	(85)	(94)	(109)	(476)	(283)	(251)

Net equity transactions	6,186,475	(3,526,169)	(131,543)	739,403	(347,413)	(1,534,520)	(2,755,020)	1,765,194

Net change in contract owners’ equity	8,652,644	(3,419,120)	(434,490)	984,402	(215,078)	(2,165,430)	382,913	2,109,415
Contract owners’ equity beginning of period	4,559,670	7,978,790	1,352,938	368,536	1,428,728	3,594,158	4,959,448	2,850,033

Contract owners’ equity end of period	$13,212,314	4,559,670	918,448	1,352,938	1,213,650	1,428,728	5,342,361	4,959,448

CHANGES IN UNITS:
Beginning units	284,726	550,302	94,732	30,985	99,532	246,664	118,652	73,879
Units purchased	1,285,138	679,875	480,677	1,184,455	1,598,510	2,433,534	1,237,717	792,424
Units redeemed	(949,877)	(945,451)	(508,432)	(1,120,708)	(1,619,372)	(2,580,666)	(1,278,139)	(747,651)

Ending units	619,987	284,726	66,977	94,732	78,670	99,532	78,230	118,652

	PROUTL		PVEIB		RVMFU		RSRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$43,676	(36,742)	2,645	2,592	8,287	121,182	(78,945)	(119,290)
Realized gain (loss) on investments	296,332	915,735	14,735	2,104	(369,452)	(688,451)	144,734	343,268
Change in unrealized gain (loss) on investments	(245,185)	(46,001)	369,349	138,400	782,557	(481,516)	844,542	(442,034)
Reinvested capital gains	235,256	167,181	59,580	13,894	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	330,079	1,000,173	446,309	156,990	421,392	(1,048,785)	910,331	(218,056)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,615	855,796	1,375,778	1,013,686	815,196	2,650,523	101,652	553,038
Transfers between funds	196,204	622,214	172,516	72,054	(824,895)	(2,089,127)	(41,526)	(2,661,976)
Redemptions (note 3)	(951,435)	(425,162)	(34,234)	(14,282)	(869,897)	(716,010)	(1,012,654)	(674,573)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(112)	(19)	(172)	(40)	(55)	-
Contingent deferred sales charges (note 2)	(1,079)	(5,969)	(180)	-	(3,742)	(2,503)	(11,377)	(1,439)
Adjustments to maintain reserves	(98)	254	(59)	(16)	(289)	(153)	(168)	(185)

Net equity transactions	(698,793)	1,047,133	1,513,709	1,071,423	(883,799)	(157,310)	(964,128)	(2,785,135)

Net change in contract owners’ equity	(368,714)	2,047,306	1,960,018	1,228,413	(462,407)	(1,206,095)	(53,797)	(3,003,191)
Contract owners’ equity beginning of period	4,714,339	2,667,033	1,718,133	489,720	6,152,011	7,358,106	7,891,364	10,894,555

Contract owners’ equity end of period	$4,345,625	4,714,339	3,678,151	1,718,133	5,689,604	6,152,011	7,837,567	7,891,364

CHANGES IN UNITS:
Beginning units	307,568	197,035	162,774	52,116	976,706	991,335	562,396	776,095
Units purchased	929,198	1,992,639	159,872	122,565	239,807	618,257	68,605	102,643
Units redeemed	(976,404)	(1,882,106)	(25,776)	(11,907)	(376,188)	(632,886)	(135,259)	(316,342)

Ending units	260,362	307,568	296,870	162,774	840,325	976,706	495,742	562,396

	RBKF		RBMF		RBF		RVCMD
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(49,570)	(9,290)	(46,463)	(72,743)	(143,726)	(135,455)	(19,362)	(22,546)
Realized gain (loss) on investments	496,846	187,181	577,386	462,562	1,228,257	(4,112,330)	46,179	(548,353)
Change in unrealized gain (loss) on investments	(235,229)	515,812	293,961	439,399	1,014,831	1,271,647	1,851	615,443
Reinvested capital gains	-	-	13,408	91,136	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	212,047	693,703	838,292	920,354	2,099,362	(2,976,138)	28,668	44,544

Equity transactions:
Purchase payments received from contract owners (note 3)	165,514	291,039	224,827	177,726	136,539	577,742	30,143	224,833
Transfers between funds	(1,738,566)	1,624,439	(558,402)	3,321,468	839,082	(2,777,872)	(353,400)	399,076
Redemptions (note 3)	(651,414)	(330,616)	(650,096)	(697,038)	(943,474)	(1,456,844)	(200,835)	(222,991)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,850)	(415)	(1,170)	(1,943)	(2,588)	(40,518)	(2,056)	(2,501)
Adjustments to maintain reserves	(141)	(132)	(177)	(108)	(294)	(82)	(118)	(120)

Net equity transactions	(2,227,457)	1,584,315	(985,018)	2,800,105	29,265	(3,697,574)	(526,266)	398,297

Net change in contract owners’ equity	(2,015,410)	2,278,018	(146,726)	3,720,459	2,128,627	(6,673,712)	(497,598)	442,841
Contract owners’ equity beginning of period	5,365,058	3,087,040	5,817,974	2,097,515	7,859,297	14,533,009	1,935,730	1,492,889

Contract owners’ equity end of period	$3,349,648	5,365,058	5,671,248	5,817,974	9,987,924	7,859,297	1,438,132	1,935,730

CHANGES IN UNITS:
Beginning units	557,503	404,243	262,544	118,511	309,616	453,190	889,510	764,311
Units purchased	1,127,865	1,956,395	365,353	1,031,113	748,821	830,683	1,746,714	1,736,997
Units redeemed	(1,369,646)	(1,803,135)	(408,188)	(887,080)	(747,762)	(974,257)	(1,984,027)	(1,611,798)

Ending units	315,722	557,503	219,709	262,544	310,675	309,616	652,197	889,510

	RCPF		RVLDD		RELF		RENF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(35,346)	(98,625)	(142,512)	(105,528)	(77,593)	(50,483)	(117,423)	(118,900)
Realized gain (loss) on investments	(119,162)	857,198	3,670,394	891,489	1,744,210	361,507	(673,566)	(735,820)
Change in unrealized gain (loss) on investments	680,845	(898,217)	305,055	180,176	(430,124)	281,072	(825,053)	5,494,813
Reinvested capital gains	228,156	585,411	178,857	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	754,493	445,767	4,011,794	966,137	1,236,493	592,096	(1,616,042)	4,640,093

Equity transactions:
Purchase payments received from contract owners (note 3)	122,061	1,654,714	133,400	133,148	13,254	53,458	386,581	548,166
Transfers between funds	(1,983,667)	(7,418,237)	(2,330,398)	(6,220,356)	846,798	861,661	(3,957,839)	2,459,629
Redemptions (note 3)	(843,473)	(1,810,426)	(2,199,748)	(632,909)	(622,395)	(463,877)	(1,588,032)	(1,981,579)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,187)	(2,293)	(53,255)	(5,165)	(530)	(1,609)	(10,633)	(7,118)
Adjustments to maintain reserves	(208)	(229)	(154)	(181)	(236)	(90)	(1,254)	(1,672)

Net equity transactions	(2,710,474)	(7,576,471)	(4,450,155)	(6,725,463)	236,891	449,543	(5,171,177)	1,017,426

Net change in contract owners’ equity	(1,955,981)	(7,130,704)	(438,361)	(5,759,326)	1,473,384	1,041,639	(6,787,219)	5,657,519
Contract owners’ equity beginning of period	8,984,959	16,115,663	9,227,553	14,986,879	4,829,681	3,788,042	17,665,511	12,007,992

Contract owners’ equity end of period	$7,028,978	8,984,959	8,789,192	9,227,553	6,303,065	4,829,681	10,878,292	17,665,511

CHANGES IN UNITS:
Beginning units	293,161	553,132	386,051	800,214	352,421	335,163	952,588	839,869
Units purchased	282,904	672,699	3,224,914	5,552,885	1,112,715	828,811	1,247,529	2,354,592
Units redeemed	(369,051)	(932,670)	(3,374,288)	(5,967,048)	(1,105,444)	(811,553)	(1,566,759)	(2,241,873)

Ending units	207,014	293,161	236,677	386,051	359,692	352,421	633,358	952,588

	RESF		RLCE		RFSF		RUGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(113,048)	(44,847)	(5,804)	3,342	(79,464)	3,639	(4,107)	(56,482)
Realized gain (loss) on investments	(1,014,544)	(1,962,105)	310,334	(89,176)	1,064,008	(114,392)	40,735	1,792,654
Change in unrealized gain (loss) on investments	(888,576)	3,563,716	35,973	51,047	(17,806)	821,814	331,644	(246,857)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,016,168)	1,556,764	340,503	(34,787)	966,738	711,061	368,272	1,489,315

Equity transactions:
Purchase payments received from contract owners (note 3)	139,783	363,382	31,840	12,915	413,056	149,396	35,549	318,035
Transfers between funds	(1,255,296)	360,071	1,661,106	(115,423)	(2,561,146)	1,471,810	(860,347)	(2,007,719)
Redemptions (note 3)	(672,300)	(768,408)	(368,393)	(70,221)	(796,460)	(773,067)	(868,681)	(1,791,908)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,762)	(4,884)	(170)	(19)	(17,201)	(19,617)	(6,341)	(7,794)
Adjustments to maintain reserves	(91)	(192)	(104)	(70)	(139)	(214)	(1,780)	1,084

Net equity transactions	(1,790,666)	(50,031)	1,324,279	(172,818)	(2,961,890)	828,308	(1,701,600)	(3,488,302)

Net change in contract owners’ equity	(3,806,834)	1,506,733	1,664,782	(207,605)	(1,995,152)	1,539,369	(1,333,328)	(1,998,987)
Contract owners’ equity beginning of period	9,471,392	7,964,659	829,321	1,036,926	9,094,946	7,555,577	6,448,764	8,447,751

Contract owners’ equity end of period	$5,664,558	9,471,392	2,494,103	829,321	7,099,794	9,094,946	5,115,436	6,448,764

CHANGES IN UNITS:
Beginning units	587,594	597,799	92,509	108,694	735,445	693,822	349,360	456,187
Units purchased	2,338,577	1,649,294	759,210	752,829	1,142,025	1,399,193	2,815,415	5,956,068
Units redeemed	(2,498,115)	(1,659,499)	(620,248)	(769,014)	(1,375,110)	(1,357,570)	(2,909,747)	(6,062,895)

Ending units	428,056	587,594	231,471	92,509	502,360	735,445	255,028	349,360

	RHCF		RINF		RVIDD		RJNF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(197,927)	(202,498)	(85,802)	(64,740)	(47,312)	(58,140)	(16,133)	(27,527)
Realized gain (loss) on investments	1,048,836	(3,345,576)	1,289,631	(397,499)	(1,485,319)	(1,700,957)	(122,319)	(28,785)
Change in unrealized gain (loss) on investments	874,176	1,017,812	290,849	(195,724)	(81,762)	(10,648)	(5,012)	(11,686)
Reinvested capital gains	538,362	519,189	33,799	390,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,263,447	(2,011,073)	1,528,477	(267,039)	(1,614,393)	(1,769,745)	(143,464)	(67,998)

Equity transactions:
Purchase payments received from contract owners (note 3)	335,284	653,069	6,448	97,945	5,532	169,484	151,973	89,689
Transfers between funds	322,228	(4,733,820)	(629,098)	(396,824)	4,133,630	858,710	148,544	(333,827)
Redemptions (note 3)	(1,352,959)	(2,198,342)	(636,981)	(517,450)	(243,997)	(259,268)	(208,245)	(339,201)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,090)	(54,950)	(622)	(978)	(9,377)	(3,597)	(68)	(938)
Adjustments to maintain reserves	(2,316)	(1,806)	(80)	(139)	206	158	(54)	16

Net equity transactions	(706,853)	(6,335,849)	(1,260,333)	(817,446)	3,885,994	765,487	92,150	(584,261)

Net change in contract owners’ equity	1,556,594	(8,346,922)	268,144	(1,084,485)	2,271,601	(1,004,258)	(51,314)	(652,259)
Contract owners’ equity beginning of period	11,016,500	19,363,422	4,936,192	6,020,677	1,107,827	2,112,085	1,267,887	1,920,146

Contract owners’ equity end of period	$12,573,094	11,016,500	5,204,336	4,936,192	3,379,428	1,107,827	1,216,573	1,267,887

CHANGES IN UNITS:
Beginning units	510,299	798,201	169,573	214,786	2,041,696	2,794,435	452,215	664,416
Units purchased	800,933	701,925	541,274	500,316	176,472,338	140,942,620	6,533,974	10,845,182
Units redeemed	(831,423)	(989,827)	(574,408)	(545,529)	(167,630,176)	(141,695,359)	(6,521,564)	(11,057,383)

Ending units	479,809	510,299	136,439	169,573	10,883,858	2,041,696	464,625	452,215

	RVIMC		RAF		RVISC		RUF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,764)	(6,563)	(4,147)	(9,410)	(49,148)	(91,872)	(25,704)	(37,908)
Realized gain (loss) on investments	(34,701)	(134,722)	(85,957)	(105,278)	(665,736)	(2,176,270)	(294,945)	(303,699)
Change in unrealized gain (loss) on investments	4,342	(10,613)	(356)	(5,014)	(17,365)	(13,615)	(28,910)	6,968
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,123)	(151,898)	(90,460)	(119,702)	(732,249)	(2,281,757)	(349,559)	(334,639)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,643	14,871	7,929	54,991	(21,286)	223,726	4,255	151,024
Transfers between funds	(21,230)	(60,956)	(165,957)	299,302	(9,126,769)	9,909,599	24,261	(353,292)
Redemptions (note 3)	(9,486)	(24,097)	(31,616)	(83,492)	(164,479)	(478,543)	(94,827)	(230,592)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(86)	(5)	(35)	(2,271)	(1,271)	(24)	(117)
Adjustments to maintain reserves	(22)	(29)	(23)	(33)	(38)	(39)	(37)	(69)

Net equity transactions	(29,099)	(70,297)	(189,672)	270,733	(9,314,843)	9,653,472	(66,372)	(433,046)

Net change in contract owners’ equity	(62,222)	(222,195)	(280,132)	151,031	(10,047,092)	7,371,715	(415,931)	(767,685)
Contract owners’ equity beginning of period	191,195	413,390	449,375	298,344	10,617,019	3,245,304	1,473,865	2,241,550

Contract owners’ equity end of period	$128,973	191,195	169,243	449,375	569,927	10,617,019	1,057,934	1,473,865

CHANGES IN UNITS:
Beginning units	121,474	208,444	535,422	318,657	7,555,153	1,622,820	777,519	1,035,469
Units purchased	1,655,776	2,087,623	5,228,206	11,152,475	27,171,681	89,545,195	9,226,921	14,778,364
Units redeemed	(1,681,481)	(2,174,593)	(5,516,076)	(10,935,710)	(34,276,377)	(83,612,862)	(9,331,441)	(15,036,314)

Ending units	95,769	121,474	247,552	535,422	450,457	7,555,153	672,999	777,519

	RLCJ		RLF		RMED		RVARS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,764)	(13,708)	(49,933)	(40,031)	(66,740)	(86,187)	(91,518)	(105,527)
Realized gain (loss) on investments	437,174	186,320	687,916	(493,454)	794,962	(1,067,489)	(5,999)	127,394
Change in unrealized gain (loss) on investments	74,060	(10,282)	71,694	540,228	(764,115)	1,483,295	220,416	(177,522)
Reinvested capital gains	-	-	7,692	64,843	1,372,968	269,416	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	495,470	162,330	717,369	71,586	1,337,075	599,035	122,899	(155,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,215	19,965	66,961	152,534	1,306,929	2,175,906	153,190	620,805
Transfers between funds	249,153	(536,522)	(832,864)	(2,366,114)	(12,812,007)	850,347	(444,035)	(889,741)
Redemptions (note 3)	(234,741)	(98,877)	(547,203)	(514,902)	(541,813)	(214,744)	(1,159,412)	(658,477)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(38)	(31)
Contingent deferred sales charges (note 2)	(251)	-	(980)	(690)	(280)	(616)	(7,394)	(1,410)
Adjustments to maintain reserves	(174)	(49)	(159)	(237)	9	(278)	(186)	(158)

Net equity transactions	32,202	(615,483)	(1,314,245)	(2,729,409)	(12,047,162)	2,810,615	(1,457,875)	(929,012)

Net change in contract owners’ equity	527,672	(453,153)	(596,876)	(2,657,823)	(10,710,087)	3,409,650	(1,334,976)	(1,084,667)
Contract owners’ equity beginning of period	781,163	1,234,316	4,185,284	6,843,107	14,284,951	10,875,301	7,227,702	8,312,369

Contract owners’ equity end of period	$1,308,835	781,163	3,588,408	4,185,284	3,574,864	14,284,951	5,892,726	7,227,702

CHANGES IN UNITS:
Beginning units	59,041	101,533	146,875	256,578	343,638	336,043	801,612	902,632
Units purchased	289,858	828,541	223,061	317,851	155,926	469,738	69,254	271,614
Units redeemed	(280,697)	(871,033)	(266,299)	(427,554)	(425,880)	(462,143)	(232,861)	(372,634)

Ending units	68,202	59,041	103,637	146,875	73,684	343,638	638,005	801,612

	RVF		ROF		RNF		RPMF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(282,701)	(141,682)	(296,732)	(246,330)	(163,244)	(156,169)	339,521	(208,571)
Realized gain (loss) on investments	5,529,112	(1,402,076)	2,571,875	(3,424,565)	3,122,983	1,595,324	(879,576)	5,900,551
Change in unrealized gain (loss) on investments	4,122,597	305,287	928,466	506,033	121,160	314,850	789,484	(429,653)
Reinvested capital gains	279,028	1,165,592	1,583,322	2,254,895	442,419	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,648,036	(72,879)	4,786,931	(909,967)	3,523,318	1,754,005	249,429	5,262,327

Equity transactions:
Purchase payments received from contract owners (note 3)	25,440	412,470	548,115	1,038,409	67,994	55,781	288,707	932,334
Transfers between funds	11,409,436	(12,188,291)	1,063,489	(6,983,184)	(5,277,670)	5,393,737	730,310	(2,261,104)
Redemptions (note 3)	(1,396,588)	(851,748)	(2,223,590)	(2,124,977)	(1,367,952)	(1,182,812)	(1,478,847)	(1,751,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,258)	(1,408)	(12,719)	(9,857)	(1,771)	(787)	(16,082)	(4,302)
Adjustments to maintain reserves	(317)	53	(81)	(215)	(61)	(148)	(847)	(866)

Net equity transactions	10,034,713	(12,628,924)	(624,786)	(8,079,824)	(6,579,460)	4,265,771	(476,759)	(3,085,334)

Net change in contract owners’ equity	19,682,749	(12,701,803)	4,162,145	(8,989,791)	(3,056,142)	6,019,776	(227,330)	2,176,993
Contract owners’ equity beginning of period	8,067,938	20,769,741	16,007,952	24,997,743	16,663,086	10,643,310	10,158,457	7,981,464

Contract owners’ equity end of period	$27,750,687	8,067,938	20,170,097	16,007,952	13,606,944	16,663,086	9,931,127	10,158,457

CHANGES IN UNITS:
Beginning units	216,334	611,925	540,704	900,604	796,712	566,895	940,721	1,368,428
Units purchased	1,130,035	2,199,241	1,643,196	3,245,006	3,332,441	4,614,775	3,521,729	6,705,101
Units redeemed	(912,988)	(2,594,832)	(1,653,246)	(3,604,906)	(3,640,102)	(4,384,958)	(3,606,711)	(7,132,808)

Ending units	433,381	216,334	530,654	540,704	489,051	796,712	855,739	940,721

	RREF		RRF		RMEK		RTF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$59,228	(28,347)	(30,112)	(33,751)	(63,077)	(86,649)	(308,686)	(181,390)
Realized gain (loss) on investments	107,121	595,258	72,394	(330,623)	19,320	682,412	5,234,872	1,346,625
Change in unrealized gain (loss) on investments	75,760	(128,761)	161,299	161,695	74,741	173,767	1,939,688	762,794
Reinvested capital gains	-	-	-	147,720	102,786	-	896,119	1,614,512

Net increase (decrease) in contract owners’ equity resulting from operations	242,109	438,150	203,581	(54,959)	133,770	769,530	7,761,993	3,542,541

Equity transactions:
Purchase payments received from contract owners (note 3)	163,573	214,442	8,976	41,358	79,041	135,982	1,366,315	2,464,664
Transfers between funds	(91,110)	(1,592,576)	404,371	(535,472)	371,637	1,548,911	(582,204)	3,083,807
Redemptions (note 3)	(696,941)	(925,661)	(253,377)	(386,560)	(608,737)	(1,105,757)	(650,522)	(264,725)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,058)	(2,047)	(114)	(347)	(1,966)	(3,617)	(792)	(1,378)
Adjustments to maintain reserves	(177)	(88)	(173)	(38)	(1,737)	(1,316)	(73)	(115)

Net equity transactions	(626,713)	(2,305,930)	159,683	(881,059)	(161,762)	574,203	132,724	5,282,253

Net change in contract owners’ equity	(384,604)	(1,867,780)	363,264	(936,018)	(27,992)	1,343,733	7,894,717	8,824,794
Contract owners’ equity beginning of period	5,250,115	7,117,895	2,148,144	3,084,162	4,105,214	2,761,481	15,450,323	6,625,529

Contract owners’ equity end of period	$4,865,511	5,250,115	2,511,408	2,148,144	4,077,222	4,105,214	23,345,040	15,450,323

CHANGES IN UNITS:
Beginning units	223,411	338,751	87,325	124,823	138,655	119,456	709,399	369,480
Units purchased	481,773	1,400,893	299,666	221,999	926,198	6,005,283	2,135,015	3,798,296
Units redeemed	(507,491)	(1,516,233)	(295,222)	(259,497)	(949,581)	(5,986,084)	(2,091,065)	(3,458,377)

Ending units	197,693	223,411	91,769	87,325	115,272	138,655	753,349	709,399

	RVLCG		RVLCV		RVMCG		RVMCV
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(422,724)	(373,383)	(213,025)	(92,970)	(173,977)	(197,966)	(180,257)	(160,773)
Realized gain (loss) on investments	3,040,333	(3,443,298)	2,065,999	(253,143)	1,439,945	(2,510,862)	1,302,683	411,546
Change in unrealized gain (loss) on investments	1,825,177	1,028,437	363,863	3,021,796	593,939	2,054,316	(1,993,140)	2,838,669
Reinvested capital gains	1,248,165	1,157,791	1,362,040	685,466	-	-	1,794,496	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,690,951	(1,630,453)	3,578,877	3,361,149	1,859,907	(654,512)	923,782	3,089,442

Equity transactions:
Purchase payments received from contract owners (note 3)	958,416	1,451,731	1,041,765	1,403,937	124,076	360,150	279,004	406,028
Transfers between funds	2,646,574	(16,686,866)	(1,050,452)	7,384,772	(1,069,406)	(7,787,613)	(9,306,304)	9,193,829
Redemptions (note 3)	(3,591,894)	(3,974,196)	(5,402,529)	(2,371,981)	(2,374,787)	(1,350,500)	(1,617,822)	(1,357,537)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,847)	(28,216)	(9,703)	(8,371)	(12,764)	(5,362)	(13,905)	(5,350)
Adjustments to maintain reserves	(232)	(205)	(98)	(262)	(237)	(236)	(212)	(194)

Net equity transactions	(9,983)	(19,237,752)	(5,421,017)	6,408,095	(3,333,118)	(8,783,561)	(10,659,239)	8,236,776

Net change in contract owners’ equity	5,680,968	(20,868,205)	(1,842,140)	9,769,244	(1,473,211)	(9,438,073)	(9,735,457)	11,326,218
Contract owners’ equity beginning of period	29,264,332	50,132,537	30,875,245	21,106,001	11,946,334	21,384,407	19,318,534	7,992,316

Contract owners’ equity end of period	$34,945,300	29,264,332	29,033,105	30,875,245	10,473,123	11,946,334	9,583,077	19,318,534

CHANGES IN UNITS:
Beginning units	1,468,718	2,553,715	1,523,979	1,217,367	509,527	930,696	911,057	479,147
Units purchased	3,061,455	2,802,361	963,355	2,783,901	949,678	2,112,757	338,579	2,182,358
Units redeemed	(3,095,150)	(3,887,358)	(1,232,940)	(2,477,289)	(1,078,412)	(2,533,926)	(844,823)	(1,750,448)

Ending units	1,435,023	1,468,718	1,254,394	1,523,979	380,793	509,527	404,813	911,057

	RVSCG		RVSCV		RVSDL		RTEC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(164,369)	(146,135)	(146,076)	(148,084)	(17,859)	(22,665)	(175,003)	(120,937)
Realized gain (loss) on investments	1,282,680	(1,723,488)	216,185	(276,217)	(131,029)	(132,516)	2,375,640	(137,039)
Change in unrealized gain (loss) on investments	(485,551)	2,641,442	(1,281,336)	2,680,742	(140,596)	139,304	351,727	317,094
Reinvested capital gains	471,344	-	225,250	-	17,657	82,931	331,242	387,866

Net increase (decrease) in contract owners’ equity resulting from operations	1,104,104	771,819	(985,977)	2,256,441	(271,827)	67,054	2,883,606	446,984

Equity transactions:
Purchase payments received from contract owners (note 3)	358,937	563,723	304,967	757,032	67,538	126,679	482,859	223,888
Transfers between funds	2,331,428	(3,497,083)	(3,937,771)	8,020,387	(876,476)	1,100,594	30,413	384,717
Redemptions (note 3)	(1,438,841)	(1,006,475)	(1,429,167)	(2,628,665)	(176,600)	(294,716)	(1,162,801)	(651,602)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(18,035)	(4,214)	(15,350)	(3,663)	(2,847)	(3,447)	(12,019)	(2,347)
Adjustments to maintain reserves	(220)	(166)	(173)	(172)	(58)	(70)	(266)	(161)

Net equity transactions	1,233,269	(3,944,215)	(5,077,494)	6,144,919	(988,443)	929,040	(661,814)	(45,505)

Net change in contract owners’ equity	2,337,373	(3,172,396)	(6,063,471)	8,401,360	(1,260,270)	996,094	2,221,792	401,479
Contract owners’ equity beginning of period	10,572,159	13,744,555	16,213,550	7,812,190	2,290,986	1,294,892	8,985,933	8,584,454

Contract owners’ equity end of period	$12,909,532	10,572,159	10,150,079	16,213,550	1,030,716	2,290,986	11,207,725	8,985,933

CHANGES IN UNITS:
Beginning units	465,553	705,352	836,193	528,126	294,555	179,801	440,399	457,774
Units purchased	985,625	1,114,206	917,802	2,231,435	427,060	1,185,028	835,789	613,268
Units redeemed	(954,825)	(1,354,005)	(1,225,020)	(1,923,368)	(554,075)	(1,070,274)	(856,682)	(630,643)

Ending units	496,353	465,553	528,975	836,193	167,540	294,555	419,506	440,399

	RTEL		RTRF		RUTL		RVWDL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,122)	(12,511)	(66,032)	(58,785)	6,070	(41,865)	(7,165)	(7,379)
Realized gain (loss) on investments	(17,374)	76,094	914,195	(1,750,436)	459,700	777,646	(39,164)	(59,642)
Change in unrealized gain (loss) on investments	34,431	81,443	97,412	819,590	(198,676)	162,710	16,664	2,825
Reinvested capital gains	13,009	-	-	1,498,624	79,457	82,407	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,944	145,026	945,575	508,993	346,551	980,898	(29,665)	(64,196)

Equity transactions:
Purchase payments received from contract owners (note 3)	34,544	11,083	248,393	72,014	73,266	764,774	6,574	189
Transfers between funds	(272,779)	(129,338)	(541,617)	1,645,568	(850,401)	(2,878,904)	28,489	(251,025)
Redemptions (note 3)	(200,088)	(76,506)	(631,590)	(488,280)	(650,562)	(1,572,042)	(17,508)	(6,400)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(287)	(3,802)	(1,231)	(1,274)	(7,693)	(1)	(6)
Adjustments to maintain reserves	(76)	(88)	(163)	(162)	(101)	(166)	(40)	(53)

Net equity transactions	(438,407)	(195,136)	(928,779)	1,227,909	(1,429,072)	(3,694,031)	17,514	(257,295)

Net change in contract owners’ equity	(411,463)	(50,110)	16,796	1,736,902	(1,082,521)	(2,713,133)	(12,151)	(321,491)
Contract owners’ equity beginning of period	993,798	1,043,908	6,040,756	4,303,854	4,823,502	7,536,635	348,742	670,233

Contract owners’ equity end of period	$582,335	993,798	6,057,552	6,040,756	3,740,981	4,823,502	336,591	348,742

CHANGES IN UNITS:
Beginning units	102,863	127,757	224,030	174,576	280,829	512,587	61,576	110,043
Units purchased	646,686	790,072	583,779	262,185	675,609	1,831,418	631,834	553,395
Units redeemed	(691,187)	(814,966)	(624,535)	(212,731)	(756,845)	(2,063,176)	(642,967)	(601,862)

Ending units	58,362	102,863	183,274	224,030	199,593	280,829	50,443	61,576

	GVFRB		RHYS		TRHS2		VVGGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$214,127	519,618	42,004	134,915	(66,913)	(27,839)	(3,413)	-
Realized gain (loss) on investments	154,573	(80,232)	49,596	(45,258)	682	(52,699)	(18,559)	-
Change in unrealized gain (loss) on investments	(111,066)	338,728	(981)	22,930	946,587	(180,088)	(4,110)	-
Reinvested capital gains	-	38,060	-	-	307,154	26,957	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,634	816,174	90,619	112,587	1,187,510	(233,669)	(26,082)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	282,348	306,397	8,832	105,352	3,032,942	2,096,861	239,999	-
Transfers between funds	(7,868,351)	9,237,640	(193,383)	1,037,176	(272,773)	292,175	281,914	-
Redemptions (note 3)	(1,487,237)	(1,422,382)	(167,984)	(154,577)	(68,308)	(51,293)	(12,406)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(466)	(287)	(3)	-
Contingent deferred sales charges (note 2)	(3,532)	(7,244)	(74)	(1,925)	(539)	(128)	(180)	-
Adjustments to maintain reserves	(201)	(165)	21	(540)	(96)	(38)	(3)	-

Net equity transactions	(9,076,973)	8,114,246	(352,588)	985,486	2,690,760	2,337,290	509,321	-

Net change in contract owners’ equity	(8,819,339)	8,930,420	(261,969)	1,098,073	3,878,270	2,103,621	483,239	-
Contract owners’ equity beginning of period	20,484,574	11,554,154	1,929,928	831,855	3,649,358	1,545,737	-	-

Contract owners’ equity end of period	$11,665,235	20,484,574	1,667,959	1,929,928	7,527,628	3,649,358	483,239	-

CHANGES IN UNITS:
Beginning units	1,886,568	1,142,012	180,571	85,475	451,417	168,760	-	-
Units purchased	1,053,088	2,100,513	109,663	1,506,556	390,590	363,161	132,086	-
Units redeemed	(1,882,414)	(1,355,957)	(141,612)	(1,411,460)	(101,914)	(80,504)	(86,982)	-

Ending units	1,057,242	1,886,568	148,622	180,571	740,093	451,417	45,104	-

	VWHAS		VWHA		WRASP		WRENG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(42,617)	(16,546)	(66,501)	(54,586)	13,135	(168,357)	(3,528)	(4,660)
Realized gain (loss) on investments	114,280	21,856	221,571	(1,154,047)	(1,759,538)	(3,036,098)	41,045	18,988
Change in unrealized gain (loss) on investments	(15,293)	579,194	(399,240)	2,683,966	4,235,827	2,378,920	(180,531)	154,825
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,370	584,504	(244,170)	1,475,333	2,489,424	(825,535)	(143,014)	169,153

Equity transactions:
Purchase payments received from contract owners (note 3)	2,443,151	1,760,340	225,555	1,119,129	658,061	1,131,933	535,449	389,235
Transfers between funds	(57,803)	25,988	(722,170)	388,904	(1,262,363)	(3,526,978)	(179,022)	278,763
Redemptions (note 3)	(93,199)	(59,284)	(577,240)	(661,209)	(1,951,788)	(1,507,943)	(12,460)	(11,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(189)	(57)	-	-	(72)	(16)	(63)	(14)
Contingent deferred sales charges (note 2)	(1,681)	(1,139)	(3,425)	(5,101)	(8,620)	(5,434)	-	(12)
Adjustments to maintain reserves	(56)	(73)	(147)	(189)	(291)	(195)	(44)	(22)

Net equity transactions	2,290,223	1,725,775	(1,077,427)	841,534	(2,565,073)	(3,908,633)	343,860	656,871

Net change in contract owners’ equity	2,346,593	2,310,279	(1,321,597)	2,316,867	(75,649)	(4,734,168)	200,846	826,024
Contract owners’ equity beginning of period	3,036,037	725,758	5,499,904	3,183,037	16,318,949	21,053,117	897,079	71,055

Contract owners’ equity end of period	$5,382,630	3,036,037	4,178,307	5,499,904	16,243,300	16,318,949	1,097,925	897,079

CHANGES IN UNITS:
Beginning units	309,007	104,748	877,139	717,439	1,460,461	1,806,564	85,714	9,027
Units purchased	446,849	293,013	388,806	697,584	230,833	215,387	84,727	87,662
Units redeemed	(190,246)	(88,754)	(577,313)	(537,884)	(445,274)	(561,490)	(48,876)	(10,975)

Ending units	565,610	309,007	688,632	877,139	1,246,020	1,460,461	121,565	85,714

	NOVMH2		NLFOSP		NVFIP		NVFMGP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$353,465	(97,080)	(10,532)	11,873	(2,077)	25,576	(18,745)	64,464
Realized gain (loss) on investments	(1,672,804)	(370,363)	29,907	(3,203)	3,790	(20,606)	91,305	(15,903)
Change in unrealized gain (loss) on investments	1,561,859	(175,441)	(44,326)	95,136	12,550	61,866	(17,502)	177,319
Reinvested capital gains	-	-	133,805	-	-	-	102,245	72,156

Net increase (decrease) in contract owners’ equity resulting from operations	242,520	(642,884)	108,854	103,806	14,263	66,836	157,303	298,036

Equity transactions:
Purchase payments received from contract owners (note 3)	79,096	348,166	117,028	405,030	50,168	233,401	73,540	476,930
Transfers between funds	(3,242,044)	(11,538)	(3,125,884)	(38,409)	(1,365,116)	(12,379)	(5,180,377)	1,734,912
Redemptions (note 3)	(2,497,350)	(475,553)	(111,487)	(29,975)	(1,448)	(6,299)	(111,665)	(33,115)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5)	-	-	(53)
Contingent deferred sales charges (note 2)	(1,348)	(5,272)	-	-	-	(36)	-	(424)
Adjustments to maintain reserves	(49)	(95)	(19)	(26)	(15)	(32)	(10)	(14)

Net equity transactions	(5,661,695)	(144,292)	(3,120,362)	336,620	(1,316,416)	214,655	(5,218,512)	2,178,236

Net change in contract owners’ equity	(5,419,175)	(787,176)	(3,011,508)	440,426	(1,302,153)	281,491	(5,061,209)	2,476,272
Contract owners’ equity beginning of period	5,419,175	6,206,351	3,011,508	2,571,082	1,302,153	1,020,662	5,061,209	2,584,937

Contract owners’ equity end of period	$-	5,419,175	-	3,011,508	-	1,302,153	-	5,061,209

CHANGES IN UNITS:
Beginning units	627,989	650,267	298,392	264,531	132,510	110,518	481,577	265,618
Units purchased	14,515	187,615	13,368	42,254	8,891	46,147	7,921	224,747
Units redeemed	(642,504)	(209,893)	(311,760)	(8,393)	(141,401)	(24,155)	(489,498)	(8,788)

Ending units	-	627,989	-	298,392	-	132,510	-	481,577

	PIVEM2		RVAMR		RVBER		RVCLR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(7,226)	(5,534)	(4,004)	4,464	(3,370)	(66,137)	27,758	(133,307)
Realized gain (loss) on investments	150,463	(188,589)	152,381	(1,408,440)	133,146	(651,088)	(5,284)	(1,421,684)
Change in unrealized gain (loss) on investments	(3,519)	215,894	(65,971)	1,848,629	(79,174)	1,108,989	(20,858)	1,838,912
Reinvested capital gains	-	-	-	204,358	-	-	41,243	847,030

Net increase (decrease) in contract owners’ equity resulting from operations	139,718	21,771	82,406	649,011	50,602	391,764	42,859	1,130,951

Equity transactions:
Purchase payments received from contract owners (note 3)	661	608	446	168,536	100	44,100	100	285,360
Transfers between funds	(526,158)	(33,168)	(1,925,668)	(11,713,281)	(1,358,779)	(6,996,200)	(2,439,082)	(17,091,076)
Redemptions (note 3)	(35,880)	(43,167)	(126,345)	(1,593,844)	(127,999)	(1,177,459)	(16,596)	(2,669,372)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(183)	-	(33)	(7,995)	-	(6,896)	-	(14,205)
Adjustments to maintain reserves	(47)	(28)	(360)	(37)	(32)	(63)	4	(80)

Net equity transactions	(561,607)	(75,755)	(2,051,960)	(13,146,621)	(1,486,710)	(8,136,518)	(2,455,574)	(19,489,373)

Net change in contract owners’ equity	(421,889)	(53,984)	(1,969,554)	(12,497,610)	(1,436,108)	(7,744,754)	(2,412,715)	(18,358,422)
Contract owners’ equity beginning of period	421,889	475,873	1,969,554	14,467,164	1,436,108	9,180,862	2,412,715	20,771,137

Contract owners’ equity end of period	$-	421,889	-	1,969,554	-	1,436,108	-	2,412,715

CHANGES IN UNITS:
Beginning units	62,739	74,082	160,546	1,257,580	126,569	853,997	214,319	1,986,155
Units purchased	61,672	76,277	2,895	176,311	17,533	196,822	2,044	849,607
Units redeemed	(124,411)	(87,620)	(163,441)	(1,273,345)	(144,102)	(924,250)	(216,363)	(2,621,443)

Ending units	-	62,739	-	160,546	-	126,569	-	214,319

	GSBLMO		CAF2
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	32,695	-	(6,009)
Realized gain (loss) on investments	-	(61,725)	-	(606,536)
Change in unrealized gain (loss) on investments	-	57,474	-	301,214
Reinvested capital gains	-	-	-	227,095

Net increase (decrease) in contract owners’ equity resulting from operations	-	28,444	-	(84,236)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	363,452	-	25,387
Transfers between funds	-	(2,125,277)	-	(3,160,135)
Redemptions (note 3)	-	(165,706)	-	(11,659)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(33)	-	(1)
Adjustments to maintain reserves	-	(42)	-	(26)

Net equity transactions	-	(1,927,606)	-	(3,146,434)

Net change in contract owners’ equity	-	(1,899,162)	-	(3,230,670)
Contract owners’ equity beginning of period	-	1,899,162	-	3,230,670

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	185,315	-	244,341
Units purchased	-	133,513	-	5,463
Units redeemed	-	(318,828)	-	(249,804)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELEWARE FUNDS BY MACQUIRE

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Mid Cap Stock Portfolio - Service Shares (DVMCSS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)

VI International Growth Fund - Series II Shares (AVIE2)

V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)

NVIT Small Cap Index Fund - Class II (NVSIX2)

NVIT S&P 500 Index Fund - Class I (GVEX1)

NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

OPPENHEIMER FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PIMCO FUNDS

PIMCO Income Portfolio: Advisor Class (PMVIV)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)

Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

PUTNAM INVESTMENTS

VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Global Gold Fund: Service Class (VVGGS)

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.45% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2017.

	Total	ALVBWB	AAEIP3	ARLPE3	ACVIG	ACVIP2	ACVU1	ACVV

0.45%	$260,299	$-	$56	$92	$457	$906	$-	$1,604
0.65%	46,572	167	154	232	262	468	-	436
0.70%	2,147	-	-	-	-	-	-	-
0.80%	143	-	-	-	-	-	-	-
0.85%	339,538	-	-	-	308	5,115	-	321
0.90%	571	-	-	-	-	-	-	-
0.95%	9,485	-	-	-	-	-	-	192
1.00%	1,433,990	-	2,492	1,377	-	6,561	-	246
1.05%	156,286	-	-	372	-	-	-	-
1.10%	2,868	-	-	-	-	-	-	-
1.15%	1,431,139	1,418	2,592	-	7,664	6,417	9,638	16,941
1.20%	761,188	-	2,034	464	-	5,605	-	-
1.25%	3,363,060	3,354	6,411	3,641	22,354	24,074	-	42,194
1.30%	1,102,680	-	594	1,402	-	4,466	-	-
1.35%	3,007,007	3,818	4,857	2,108	16,240	6,053	3,211	42,740
1.40%	593,810	249	159	36	5,614	2,584	642	11,357
1.45%	791,082	-	1,431	1,221	4,197	6,950	-	9,548
1.50%	55,269	-	-	-	-	-	-	-
1.55%	2,791,176	156	9,744	2,335	20,158	25,568	95	49,313
1.60%	2,534,907	2,099	6,003	3,356	11,758	25,439	208	32,260
1.65%	3,426,873	358	1,857	1,327	21,998	17,383	-	12,537
1.80%	1,563,488	451	3,165	604	5,633	10,116	-	10,344
1.85%	433,373	-	2,483	1,458	3,028	6,834	-	7,005
1.90%	1,633,888	539	2,111	1,557	18,289	9,257	-	25,010
1.95%	491,933	926	834	465	3,826	7,300	-	4,168
2.00%	177,433	-	10	-	577	305	-	666
2.05%	18,252	-	-	-	-	-	-	3,513
2.10%	530,474	-	1,458	136	2,522	3,178	-	12,960
2.15%	349,311	61	614	278	3,689	6,352	-	6,484
2.20%	88,782	-	50	-	2,974	764	-	940
2.25%	5,329	-	-	-	-	-	-	1,163
2.30%	53,284	-	-	-	231	-	-	-
2.35%	72,878	-	83	-	276	601	-	7,600
2.40%	7,120	-	-	-	-	-	-	234
2.45%	70,569	-	-	162	100	1,205	-	2,522
2.50%	87,124	-	-	-	748	189	-	3,392

Totals	$27,693,328	$13,596	$49,192	$22,623	$152,903	$183,690	$13,794	$305,690

	AMVGS4	AMVI4	AMVBC4	AMVNW4	AMVCB4	BRVHY3	BRVTR3	BRVED3

0.45%	$523	$-	$-	$-	$416	$-	$74	$109
0.65%	200	-	-	-	178	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	248	452	14,076	1,170	2,168	162	-	6,097
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	3,263	9,124	27,295	9,781	12,905	12,373	1,405	6,329
1.05%	-	-	1,566	-	4,127	31,352	-	1,584
1.10%	-	-	-	-	-	-	-	-
1.15%	1,328	2,855	814	2,400	1,050	639	445	3,266
1.20%	3,933	6,889	17,824	6,104	6,510	5,335	1,416	6,136
1.25%	8,295	-	-	-	9,322	-	3,170	5,719
1.30%	5,930	7,050	24,413	6,741	12,943	12,288	153	3,422
1.35%	3,891	1,791	12,733	1,835	15,570	5,819	1,216	6,395
1.40%	405	-	-	-	2,652	-	-	468
1.45%	5,889	-	-	-	14,176	-	5,827	2,211
1.50%	-	-	-	-	-	-	-	-
1.55%	4,226	475	1,080	-	13,424	587	352	2,696
1.60%	4,963	-	-	-	3,109	-	190	6,108
1.65%	3,041	308	1,737	174	20,949	1,482	397	962
1.80%	1,318	-	-	-	5,585	-	1,416	3,513
1.85%	626	-	-	-	2,691	-	61	135
1.90%	2,650	-	-	-	2,227	-	-	4,436
1.95%	2,569	-	-	-	1,710	-	-	985
2.00%	558	-	-	-	44	-	-	311
2.05%	-	-	-	-	-	-	-	-
2.10%	2,136	-	-	-	1,546	-	339	4,194
2.15%	1,611	-	-	-	941	-	-	727
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,061
2.35%	245	-	-	-	-	-	-	916
2.40%	-	-	-	-	31	-	-	-
2.45%	27	-	-	-	-	-	-	1,126
2.50%	779	-	-	-	717	-	-	-

Totals	$58,654	$28,944	$101,538	$28,205	$134,991	$70,037	$16,461	$68,906

	MLVGA3	BRVDA3	CLVHY2	CLVQF2	CSCRS	DWVSVS	DVMCSS	ETVFR

0.45%	$2,706	$817	$-	$43	$270	$-	$534	$1,362
0.65%	478	322	-	121	141	-	154	13
0.70%	-	-	-	-	-	-	-	-
0.80%	73	-	-	-	-	-	-	-
0.85%	5,415	-	239	314	-	695	11,630	4,411
0.90%	-	-	-	-	-	-	-	-
0.95%	124	-	-	-	-	-	-	-
1.00%	12,144	-	581	862	260	6,217	6,489	10,934
1.05%	1,057	-	-	-	-	46	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	19,140	-	71	286	553	296	1,178	5,121
1.20%	11,728	-	393	191	-	3,900	2,499	4,963
1.25%	57,143	2,246	8	7	2,313	-	5,425	15,304
1.30%	6,467	-	173	415	-	8,747	7,932	13,793
1.35%	46,383	1,905	168	921	263	3,734	8,783	16,593
1.40%	17,246	-	-	54	40	-	1,450	708
1.45%	10,283	557	-	-	504	-	1,040	3,623
1.50%	-	-	-	-	-	-	-	-
1.55%	54,771	756	105	64	702	215	10,712	13,861
1.60%	26,653	262	-	-	652	-	4,088	8,603
1.65%	62,937	847	44	15	259	118	4,274	13,715
1.80%	22,251	418	-	-	504	-	9,873	9,415
1.85%	9,843	463	31	174	65	-	587	1,252
1.90%	29,144	7	83	-	507	-	2,683	4,100
1.95%	12,091	631	110	-	114	-	746	791
2.00%	9,650	-	-	-	-	-	552	1,678
2.05%	-	-	-	-	-	-	-	-
2.10%	4,265	111	-	-	266	-	135	2,290
2.15%	1,236	-	-	-	-	-	3,319	472
2.20%	2,683	-	-	-	-	-	-	86
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	356	-	-	-	-	-	148	-
2.40%	-	-	-	-	-	-	-	-
2.45%	902	-	-	-	-	-	97	761
2.50%	-	-	-	-	-	-	3,646	56

Totals	$427,169	$9,342	$2,006	$3,467	$7,413	$23,968	$87,974	$133,905

	FQB	FC2	FAM2	FB2	FEI2	FGI2	FG2	FHI2

0.45%	$-	$-	$140	$868	$2,536	$87	$9,451	$18,553
0.65%	-	-	429	90	96	128	746	774
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	2,318	1,623	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	106	-	-	-	-	258	-
1.00%	-	-	-	30,651	-	8,696	21,185	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	19,342	464	1,388	18,169	6,573	22,164	2,650
1.20%	-	-	-	6,743	-	4,796	12,801	499
1.25%	-	-	904	3,678	17,629	2,917	62,265	8,200
1.30%	69	-	-	14,258	-	7,549	18,450	-
1.35%	-	38,627	900	10,866	31,437	8,270	42,636	10,124
1.40%	-	17,014	39	-	5,297	404	7,615	211
1.45%	-	-	446	954	2,806	1,896	19,150	12,051
1.50%	-	-	-	-	-	-	-	-
1.55%	-	7,770	220	5,497	17,938	8,670	52,393	2,834
1.60%	-	3,696	549	458	18,727	1,003	57,441	5,991
1.65%	-	-	354	5,686	17,413	13,427	46,387	6,469
1.80%	-	-	1,484	1,969	32,602	6,119	88,752	936
1.85%	-	-	-	1,343	1,966	1,329	7,169	646
1.90%	-	-	883	2,746	5,863	2,155	38,804	8,775
1.95%	-	-	315	127	4,287	377	12,256	4,338
2.00%	-	-	121	-	439	404	5,635	495
2.05%	-	-	-	-	-	-	191	-
2.10%	-	-	-	1,806	343	2,715	15,104	936
2.15%	-	-	-	-	7,515	599	8,205	82
2.20%	-	-	-	771	4,089	-	6,079	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	1,112	-
2.35%	-	-	-	-	433	51	4,340	-
2.40%	-	-	-	-	47	-	272	-
2.45%	-	-	-	-	2,697	-	4,274	576
2.50%	-	-	-	-	2,131	-	2,843	1,205

Totals	$69	$86,555	$7,248	$89,899	$194,460	$80,483	$569,601	$86,345

	FIGBP2	FRESS2	FVSIS2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	IVBRA2

0.45%	$1,147	$-	$810	$1,347	$533	$1,394	$293	$325
0.65%	-	-	316	379	-	139	288	1,028
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,529	1,095	1,253	1,310	2,400	6,928	1,240	1,234
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	232	-
1.00%	4,662	9,483	11,648	12,775	2,585	27,288	3,914	2,496
1.05%	-	1,069	-	2,493	303	3,173	-	1,570
1.10%	-	-	-	-	-	-	-	-
1.15%	2,107	345	5,705	2,391	2,534	2,622	12,261	1,297
1.20%	1,622	2,947	3,638	4,841	4,542	15,450	873	875
1.25%	2,005	148	21,238	25,693	16,943	5,793	6,606	8,920
1.30%	4,395	8,851	13,270	7,915	5,631	19,032	2,511	3,378
1.35%	5,149	2,901	9,961	21,159	7,340	20,204	6,115	7,902
1.40%	103	-	1,405	2,681	567	586	7,856	892
1.45%	3,679	-	7,498	18,911	5,980	2,118	618	8,203
1.50%	-	-	-	-	-	-	-	-
1.55%	4,667	755	11,997	17,980	28,455	6,716	2,353	2,676
1.60%	1,339	-	10,177	29,723	7,932	3,891	1,628	5,954
1.65%	1,286	179	27,299	39,466	6,556	15,105	1,960	3,521
1.80%	1,966	-	12,128	16,098	2,947	2,341	1,561	6,361
1.85%	650	102	8,338	6,480	2,612	3,682	13	2,812
1.90%	2,045	-	7,642	4,173	13,308	6,031	511	1,370
1.95%	-	-	4,416	9,591	2,679	2,978	1,374	2,201
2.00%	230	-	846	2,234	1,264	85	-	197
2.05%	-	-	-	3,123	-	-	-	-
2.10%	2,034	-	4,594	18,811	1,852	2,749	-	411
2.15%	-	-	207	11,062	2,407	1,007	15	79
2.20%	-	-	638	2,358	-	110	248	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	616	5,706	50	70	-	-
2.40%	-	-	-	1,037	17	-	-	1,083
2.45%	-	-	-	413	-	57	-	244
2.50%	-	-	-	730	-	-	-	735

Totals	$40,615	$27,875	$165,640	$270,880	$119,437	$149,549	$52,470	$65,764

	AVIE2	IVEW52	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS	JAGTS

0.45%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,403	3,677	1,517	-	2,758	1,036	633	2,848
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,827	17,530	835	862	11,691	15,791	10,110	6,157
1.05%	-	1,385	-	-	-	-	-	118
1.10%	-	-	-	-	-	-	-	-
1.15%	719	2,690	-	-	-	1,874	1,405	220
1.20%	221	9,970	5,374	167	3,525	7,769	12,010	7,898
1.25%	-	-	-	-	-	-	-	-
1.30%	750	18,464	-	806	12,377	10,341	10,269	13,049
1.35%	56	8,531	1,736	3,553	4,906	2,949	4,201	1,971
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	14	683	132	-	2,991	215	191	150
1.60%	-	-	-	-	-	-	-	-
1.65%	-	1,685	590	-	1,755	1,095	791	1,041
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-

Totals	$4,990	$64,615	$10,184	$5,388	$40,003	$41,070	$39,610	$33,452

	LZREMS	LPWHY2	LPVCA2	SBVI	SBVSG2	LOVTRC	LOVSDC	MNCPS2

0.45%	$927	$412	$-	$-	$-	$76	$-	$43
0.65%	222	144	-	-	-	-	-	122
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	4,208	1,192	11,857	-	-	1,890	9,424	710
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	19,893	6,876	4,154	-	2,942	8,313	10,404	6,036
1.05%	289	276	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,942	3,656	-	-	-	1,756	-	52
1.20%	6,632	3,244	569	-	2,520	3,263	2,898	2,224
1.25%	12,833	13,495	-	-	-	1,474	-	316
1.30%	9,452	3,104	5,008	23,011	4,464	5,114	9,623	2,125
1.35%	10,348	9,358	665	-	2,585	2,845	20,884	607
1.40%	616	34	-	-	-	948	-	208
1.45%	6,081	9,469	-	-	-	-	-	646
1.50%	-	-	-	-	-	-	-	-
1.55%	30,501	5,927	194	-	-	4,779	-	479
1.60%	9,182	2,616	-	-	-	342	-	379
1.65%	22,905	8,236	13	-	57	893	124	473
1.80%	6,191	3,546	-	-	-	541	-	47
1.85%	3,017	7,049	-	-	-	1,971	-	225
1.90%	5,032	1,078	-	-	-	715	-	-
1.95%	4,867	706	-	-	-	475	-	412
2.00%	76	521	-	-	-	11	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,060	4,013	-	-	-	957	-	214
2.15%	641	2,716	-	-	-	254	-	-
2.20%	349	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	148	80	-	-	-	-	-	-
2.40%	150	-	-	-	-	-	-	-
2.45%	196	-	-	-	-	-	-	-
2.50%	106	-	-	-	-	-	-	-

Totals	$162,864	$87,748	$22,460	$23,011	$12,568	$36,617	$53,357	$15,318

	MV3MVS	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB

0.45%	$-	$-	$28	$-	$-	$242	$579	$338
0.65%	-	-	145	-	-	518	44	142
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,315	1,402	-	828	9,389	88	914	3,136
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	5,553	10,153	1,473	3,742	23,694	3,938	9,457	18,201
1.05%	-	-	-	-	-	-	-	446
1.10%	-	-	-	-	-	-	-	-
1.15%	215	-	243	-	1,301	491	2,258	663
1.20%	3,605	708	3,347	1,021	10,795	3,982	1,731	7,213
1.25%	-	-	3,966	-	-	8,344	12,573	9,074
1.30%	7,137	7,400	604	5,507	23,670	2,260	8,628	8,925
1.35%	2,355	843	2,233	1,432	7,149	2,681	5,715	7,878
1.40%	-	-	4,962	-	-	44	481	149
1.45%	-	-	2,883	-	-	6,711	3,767	3,783
1.50%	-	-	-	-	-	-	-	-
1.55%	301	241	2,803	86	572	5,009	7,047	7,822
1.60%	-	-	3,533	-	-	941	4,235	10,643
1.65%	146	70	4,991	1,259	621	4,060	4,915	20,584
1.80%	-	-	1,770	-	-	677	1,947	3,277
1.85%	-	-	1,803	-	-	1,356	1,197	7,268
1.90%	-	-	2,848	-	-	136	1,760	3,610
1.95%	-	-	693	-	-	899	841	3,485
2.00%	-	-	-	-	-	139	167	36
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	387	-	-	99	1,042	878
2.15%	-	-	-	-	-	11	184	1,124
2.20%	-	-	780	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	109
2.40%	-	-	-	-	-	998	471	-
2.45%	-	-	137	-	-	1	91	3
2.50%	-	-	-	-	-	700	295	124

Totals	$20,627	$20,817	$39,629	$13,875	$77,191	$44,325	$70,339	$118,911

	MSVGT2	VKVGR2	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2

0.45%	$-	$107	$1,486	$1,807	$-	$-	$-	$3,131
0.65%	-	120	144	1,051	-	-	-	1,392
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	3,929	667	1,447	2,198	-	553	16,693
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,351	25,818	36,510	29,126	7,274	7,832	7,941	49,940
1.05%	-	718	626	7,429	-	2,559	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,467	2,190	5,481	18,735	-	-	270	27,918
1.20%	319	12,170	16,285	21,186	4,721	3,236	8,135	32,655
1.25%	5,801	8,954	36,880	12,640	-	-	-	72,774
1.30%	138	13,770	22,136	18,182	4,058	3,226	9,178	35,519
1.35%	2,001	14,696	14,790	17,148	-	786	3,224	80,723
1.40%	62	162	1,732	621	-	-	-	19,417
1.45%	471	4,966	1,302	3,136	-	-	-	32,704
1.50%	-	-	-	11,149	-	-	-	-
1.55%	2,198	22,258	10,667	25,682	-	-	10	60,887
1.60%	2,568	12,822	5,946	22,209	-	-	-	44,212
1.65%	1,676	20,583	29,276	17,637	860	751	125	134,257
1.80%	1,513	2,712	19,519	8,359	-	-	-	34,162
1.85%	644	5,705	9,288	3,255	-	-	-	18,036
1.90%	2,226	7,312	6,504	12,993	-	-	-	30,286
1.95%	263	2,532	4,846	4,955	-	-	-	13,022
2.00%	31	87	151	154	-	-	-	5,281
2.05%	-	-	-	-	-	-	-	-
2.10%	1,006	1,204	2,389	3,243	-	-	-	8,824
2.15%	405	659	182	877	-	-	-	13,892
2.20%	-	303	-	557	-	-	-	7,054
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,563
2.35%	-	-	1,698	451	-	-	-	1,676
2.40%	-	425	-	-	-	-	-	35
2.45%	-	90	2	-	-	-	-	3,904
2.50%	-	740	-	323	-	-	-	2,566

Totals	$24,140	$165,032	$228,507	$244,352	$19,111	$18,390	$29,436	$752,523

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6

0.45%	$-	$-	$-	$-	$21	$148	$-	$-
0.65%	-	-	-	-	-	545	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	482	4,470	6,229	5,987	578	-	675	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	143	-	-	-
1.00%	12,036	28,541	36,864	21,437	5,804	9	1,888	1,937
1.05%	-	5,837	1,668	4,180	9,041	-	-	192
1.10%	-	-	-	-	-	-	-	-
1.15%	256	953	215	2,158	7,492	2,796	-	-
1.20%	9,433	5,993	26,749	10,142	751	-	1,198	2,124
1.25%	-	-	-	-	4,132	11,646	-	-
1.30%	8,265	14,041	26,429	21,938	4,852	-	633	1,882
1.35%	7,849	11,806	14,029	12,487	7,085	4,061	3,421	2,390
1.40%	-	-	-	-	2,333	293	-	-
1.45%	-	-	-	-	-	1,933	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	81	2	785	341	8,223	9,242	-	-
1.60%	-	-	-	-	138	15,514	-	-
1.65%	231	167	1,754	6,760	2,351	4,257	1,245	162
1.80%	-	-	-	-	-	6,327	-	-
1.85%	-	-	-	-	-	1,167	-	-
1.90%	-	-	-	-	114	5,813	-	-
1.95%	-	-	-	-	-	866	-	-
2.00%	-	-	-	-	-	107	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	3,562	-	-
2.15%	-	-	-	-	-	1,443	-	-
2.20%	-	-	-	-	-	36	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	40	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	54	-	-

Totals	$38,633	$71,810	$114,722	$85,430	$53,058	$69,859	$9,060	$8,687

	NVNMO2	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.45%	$-	$-	$351	$1,426	$-	$315	$737	$339
0.65%	-	-	-	-	-	261	131	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	1,865	370	1,146	787	-	252
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,940	3,488	1,657	7,730	548	6,161	3,577	3,840
1.05%	2,501	-	-	-	-	-	11,789	-
1.10%	-	-	-	-	-	-	-	-
1.15%	87	-	435	10,808	7,951	8,636	15,117	11,549
1.20%	135	402	4,296	540	479	482	98	63
1.25%	1,145	-	15,230	44,333	23,881	14,061	33,207	30,852
1.30%	1,640	925	1,792	1,135	1,441	3,924	3,292	514
1.35%	3,490	414	8,826	12,184	2,040	11,373	31,422	14,774
1.40%	-	-	522	3,789	704	1,535	6,973	6,514
1.45%	173	-	1,637	6,322	9,769	2,316	18,599	4,743
1.50%	-	-	-	-	-	-	-	-
1.55%	4,387	20	64,929	16,180	20,898	7,989	27,452	1,708
1.60%	878	-	19,614	27,222	38,957	13,097	85,523	38,488
1.65%	4,266	10	6,993	19,622	49,971	36,649	120,099	43,327
1.80%	359	-	1,284	9,916	12,843	2,432	19,617	9,358
1.85%	26	-	162	8,353	23,812	1,412	7,240	518
1.90%	428	-	4,975	10,903	15,389	87,149	13,359	2,114
1.95%	1,717	-	435	2,045	13,497	14,734	16,908	746
2.00%	-	-	-	5,596	4,991	3,917	4,265	892
2.05%	-	-	-	-	-	-	-	-
2.10%	569	-	371	621	1,470	227	3,618	110
2.15%	551	-	-	358	5,029	4,533	3,351	1,049
2.20%	-	-	-	2,269	-	1,575	4,046	347
2.25%	-	-	-	-	-	139	-	-
2.30%	-	-	-	958	187	101	496	-
2.35%	-	-	-	351	-	-	-	-
2.40%	-	-	-	-	-	-	175	-
2.45%	-	-	-	-	-	-	-	1,802
2.50%	-	-	-	196	595	-	1,846	949

Totals	$24,292	$5,259	$135,374	$193,227	$235,598	$223,805	$432,937	$174,848

	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA

0.45%	$68	$-	$1,535	$756	$-	$1,904	$-	$551
0.65%	-	-	280	-	-	6	-	75
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	259	64	-	-	37	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	721	-	-	-	-	277	-	-
1.00%	1,957	4,256	2,902	568	2,685	-	1,882	1,136
1.05%	-	5,233	1	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	331	-	4,526	328	-	12,788	-	7,744
1.20%	3,188	11,993	102	-	-	-	1,184	60
1.25%	10,741	-	11,326	6,337	-	8,545	-	8,156
1.30%	502	3,687	1,828	-	1,231	-	6,553	581
1.35%	10,266	1,057	4,970	1,581	-	15,206	3,033	19,784
1.40%	4,283	-	583	832	-	5,087	-	690
1.45%	1,557	-	1,041	828	-	3,893	-	287
1.50%	-	-	-	-	-	-	-	-
1.55%	2,530	-	14,061	3,194	-	21,023	-	2,779
1.60%	16,882	-	11,545	3,638	-	11,154	-	20,618
1.65%	57,872	1,126	23,495	23,873	30	18,085	29	7,830
1.80%	5,336	-	6,271	1,005	-	4,616	-	5,561
1.85%	287	-	5,343	722	-	714	-	71
1.90%	4,069	-	5,906	1,631	-	8,588	-	3,886
1.95%	4,719	-	3,442	252	-	1,091	-	445
2.00%	370	-	205	66	-	709	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	329	-	3,291	944	-	6,062	-	2,009
2.15%	1,753	-	1,522	-	-	399	-	-
2.20%	854	-	1,031	-	-	31	-	-
2.25%	-	-	103	-	-	-	-	-
2.30%	7,358	-	-	110	-	-	-	-
2.35%	-	-	-	-	-	438	-	-
2.40%	-	-	80	-	-	-	-	-
2.45%	2,478	-	367	-	-	199	-	1,631
2.50%	79	-	1	-	-	143	-	-

Totals	$138,530	$27,611	$105,821	$46,665	$3,946	$120,995	$12,681	$83,894

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.45%	$1,006	$101	$95	$2,007	$655	$1,505	$823	$-
0.65%	273	-	347	662	-	-	436	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	6,674	26	23,230	813	1,080	7,259	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	10,690	4,971	8,398	79,129	42,685	22,371	42,792	-
1.05%	-	-	-	16,116	-	-	1,242	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,862	175	15,730	34,904	20,562	8,140	14,262	-
1.20%	527	13	405	59,036	7,906	26,422	16,754	-
1.25%	7,212	7,815	6,502	13,071	6,402	19,102	30,870	-
1.30%	5,478	1,373	2,655	44,666	19,096	10,630	40,763	772
1.35%	18,277	9,420	57,458	110,146	42,236	67,911	21,677	-
1.40%	2,066	105	3,101	17,703	8,215	12,230	920	-
1.45%	2,552	3,252	890	25,736	3,411	75	6,446	-
1.50%	-	-	-	-	-	-	8,791	-
1.55%	2,759	10,625	15,485	52,641	17,835	12,961	16,029	-
1.60%	3,228	11,307	12,409	23,711	15,421	11,218	15,515	-
1.65%	18,354	23,647	65,587	99,080	17,755	48,873	26,921	-
1.80%	312	2,491	2,310	3,624	5,407	1,495	12,892	-
1.85%	-	416	3,122	15,622	3,182	2,177	5,379	-
1.90%	2,878	8,447	5,916	19,336	7,805	18,223	11,669	-
1.95%	1,041	1,708	3,478	15,965	4,143	7,687	5,228	-
2.00%	1,184	-	494	8,594	-	-	1,066	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,548	1,131	330	1,353	-	946	3,839	-
2.15%	361	-	2,061	-	214	143	962	-
2.20%	-	-	-	225	-	638	404	-
2.25%	-	89	-	-	-	100	-	-
2.30%	904	4,000	-	241	-	-	-	-
2.35%	-	-	-	1,987	-	-	114	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	150	1,640	3,446	-	-	-
2.50%	-	-	2,194	527	-	85	498	-

Totals	$82,512	$97,760	$209,143	$670,952	$227,189	$274,012	$293,551	$772

	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.45%	$671	$920	$1,108	$1,492	$-	$496	$1,350	$471
0.65%	198	177	222	125	-	129	314	156
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	422	150	187	1,043	-	302	770	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	101	-	-	-	-
1.00%	618	1,700	2,438	2,966	-	2,255	5,363	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,841	10,692	8,686	13,792	135	5,290	5,583	1,725
1.20%	-	41	1,280	490	-	590	5,597	-
1.25%	10,477	4,136	7,491	14,987	-	8,144	29,990	4,055
1.30%	288	240	594	1,366	-	2,894	6,254	-
1.35%	6,352	6,966	4,745	12,533	363	9,798	13,768	3,060
1.40%	1,575	1,402	1,478	2,143	751	483	1,984	773
1.45%	769	1,454	1,428	4,577	-	3,485	4,420	1,192
1.50%	-	-	-	-	-	-	-	-
1.55%	19,612	24,919	24,817	34,315	37	5,638	14,551	6,606
1.60%	6,633	15,068	5,344	5,652	59	5,706	12,172	5,179
1.65%	3,749	7,401	9,926	15,087	-	9,603	15,935	6,699
1.80%	4,534	4,790	20,816	20,394	-	13,242	8,465	13,173
1.85%	359	990	447	1,666	-	50	1,393	361
1.90%	9,984	7,289	3,068	8,443	-	6,715	7,957	4,961
1.95%	2,518	2,191	7,098	9,170	-	2,072	3,447	441
2.00%	63	310	2,044	1,777	-	611	1,801	940
2.05%	-	-	186	-	-	-	-	-
2.10%	1,452	3,154	7,847	5,131	-	12,178	7,142	11,099
2.15%	469	610	2,601	3,674	-	853	1,708	290
2.20%	36	437	431	430	-	-	175	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	1,595	42
2.35%	-	-	278	118	-	301	2,163	256
2.40%	174	89	-	-	-	130	88	78
2.45%	440	534	440	122	-	121	2,024	196
2.50%	13	15	3,262	27	-	2,611	161	2,659

Totals	$80,247	$95,675	$118,262	$161,621	$1,345	$93,697	$156,170	$64,412

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2

0.45%	$-	$1,121	$-	$501	$-	$1,055	$1,379	$280
0.65%	-	129	-	3	-	202	1,052	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	757	221	207	-	5,356	2,361	3,334	2,211
0.90%	-	-	-	-	-	-	-	-
0.95%	-	47	-	-	-	-	-	-
1.00%	2,844	129	1,774	5	1,159	6,795	12,866	4,906
1.05%	-	-	-	-	-	15	102	-
1.10%	-	-	-	-	-	-	-	-
1.15%	579	2,889	1,303	6,795	-	4,834	25,786	2,716
1.20%	571	-	871	23	904	3,328	2,824	4,335
1.25%	-	14,723	-	11,216	-	20,684	14,655	4,581
1.30%	1,999	-	4,567	-	2,432	6,732	7,264	6,622
1.35%	215	5,932	2,138	14,597	257	8,105	15,225	8,263
1.40%	-	2,800	-	3,707	-	672	163	428
1.45%	-	823	-	945	-	6,418	6,105	1,603
1.50%	-	-	-	-	-	-	-	-
1.55%	3	7,682	-	12,641	-	18,534	59,133	8,303
1.60%	-	7,494	-	4,470	-	4,539	14,830	3,556
1.65%	261	12,136	273	3,021	-	15,623	14,766	2,231
1.80%	-	6,828	-	2,525	-	5,487	4,164	3,351
1.85%	-	911	-	166	-	923	9,820	536
1.90%	-	4,648	-	1,592	-	6,515	3,476	5,218
1.95%	-	800	-	423	-	5,088	4,048	386
2.00%	-	1,026	-	-	-	218	237	49
2.05%	-	-	-	-	-	-	-	-
2.10%	-	4,832	-	253	-	7,128	2,018	528
2.15%	-	1,303	-	-	-	2,185	1,642	-
2.20%	-	585	-	-	-	1,978	1,345	-
2.25%	-	-	-	-	-	105	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	60	-	-	-	183	-	-
2.40%	-	153	-	-	-	-	-	-
2.45%	-	176	-	55	-	-	147	661
2.50%	-	182	-	277	-	125	38	2,719

Totals	$7,229	$77,630	$11,133	$63,215	$10,108	$129,832	$206,419	$63,483

	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2

0.45%	$-	$-	$195	$34,909	$980	$136	$848	$-
0.65%	-	-	334	5,252	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	345	143	2,341	22,922	187	-	-	503
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	78	-	-	-	-
1.00%	1,914	2,693	2,344	36,584	4,693	1,346	2,664	1,770
1.05%	-	-	-	10,823	-	-	-	-
1.10%	-	-	-	224	-	-	-	-
1.15%	1,273	217	808	182,546	406	471	302	-
1.20%	544	506	901	35,435	1,406	426	33	207
1.25%	-	-	4,966	199,842	29,152	4,964	595	542
1.30%	3,200	3,833	2,430	20,927	497	650	-	-
1.35%	156	1,264	4,116	357,597	42	1,239	31	511
1.40%	-	-	967	111,270	650	318	-	-
1.45%	-	-	1,828	55,177	-	154	674	155
1.50%	-	-	-	-	-	-	-	-
1.55%	-	101	3,018	255,510	1,441	1,511	2,607	6,069
1.60%	-	-	1,285	180,938	25,839	1,681	104	1,011
1.65%	6	92	4,849	479,163	13,278	11,301	17,804	2,081
1.80%	-	-	715	175,529	373	52	480	356
1.85%	-	-	1,114	21,919	-	-	2,629	32
1.90%	-	-	2,047	91,621	8,883	2,943	463	825
1.95%	-	-	1,099	28,281	640	75	-	191
2.00%	-	-	21	17,261	-	-	-	80
2.05%	-	-	-	34	-	-	-	-
2.10%	-	-	135	51,125	-	18	781	408
2.15%	-	-	61	10,771	2,103	1,356	-	3,238
2.20%	-	-	-	3,515	-	236	536	-
2.25%	-	-	-	645	-	-	-	-
2.30%	-	-	-	10,990	-	513	-	-
2.35%	-	-	-	577	-	-	-	33
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	687	6,133	-	-	-	-
2.50%	-	-	304	3,739	-	-	-	-

Totals	$7,438	$8,849	$36,565	$2,411,337	$90,570	$29,390	$30,551	$18,012

	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS	NO7TB	NOVPI2

0.45%	$-	$-	$1,457	$4,264	$58	$-	$-	$339
0.65%	1	-	285	1,921	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	7,630	34,048	1,251	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,689	6,288	32,052	156,587	5,062	3,459	-	-
1.05%	-	-	1,938	17,371	1,065	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	75	9,400	56,862	11	712	1,356	1,070
1.20%	122	703	14,726	84,284	593	-	-	-
1.25%	2,902	1,511	16,444	165,212	46	415	4,111	10,470
1.30%	355	433	22,012	137,929	1,583	1,924	-	-
1.35%	9,235	-	15,723	180,788	227	195	2,450	571
1.40%	497	-	638	2,206	-	90	-	-
1.45%	-	-	5,027	34,688	104	461	1,024	3,027
1.50%	-	-	3,861	31,468	-	-	-	-
1.55%	1,473	3,381	9,300	111,992	154	1,215	6,995	10,361
1.60%	3,102	206	14,407	53,503	-	-	401	23,820
1.65%	4,699	2,325	21,421	82,575	18	455	1,751	28,656
1.80%	25	318	9,257	51,875	163	-	1,582	3,822
1.85%	801	1,351	1,947	35,456	-	37	209	3,380
1.90%	-	-	12,306	187,430	71	-	4,288	13,187
1.95%	-	2,191	3,299	20,781	-	129	2,040	6,067
2.00%	-	31	204	3,176	-	-	-	152
2.05%	-	-	-	-	-	-	-	-
2.10%	106	68	579	8,514	-	443	3,079	1,852
2.15%	-	-	3,328	1,117	280	-	-	1,487
2.20%	-	-	-	1,692	116	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	7,086	-	-	-	-
2.35%	-	-	8	5,289	-	-	-	41
2.40%	-	-	-	-	-	-	-	782
2.45%	-	-	-	1,052	-	-	-	2
2.50%	-	-	-	1,211	-	-	-	62

Totals	$25,007	$18,881	$207,249	$1,480,377	$10,802	$9,535	$29,286	$109,148

	NOTBBA	OVIGS	OVGSS	OVSCS	PMVIV	PMVAAD	PMVFAD	PMVLAD

0.45%	$8,131	$-	$657	$-	$6	$991	$467	$982
0.65%	118	-	772	-	-	238	327	97
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	122	898	603	2,719	472	-	239	92
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	32	-	-
1.00%	-	5,506	4,670	9,782	1,813	2,365	1,724	462
1.05%	-	-	-	-	-	-	5	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,230	1,551	4,182	260	1,388	4,349	792	9,287
1.20%	23	1,595	2,430	7,701	833	258	368	-
1.25%	82,597	-	20,375	-	753	5,545	1,635	33,053
1.30%	-	6,618	1,995	11,274	749	400	1,030	-
1.35%	10,097	448	4,132	3,626	867	33,824	1,683	28,944
1.40%	22	-	932	-	-	661	130	2,522
1.45%	9,538	-	5,050	-	116	6,495	614	19,075
1.50%	-	-	-	-	-	-	-	-
1.55%	20,427	94	8,733	259	958	22,958	5,952	79,521
1.60%	18,727	-	7,233	-	82	2,483	2,302	23,747
1.65%	181,237	836	13,714	495	1,245	22,121	636	13,982
1.80%	24,061	-	6,239	-	133	2,052	483	5,745
1.85%	9,401	-	1,009	-	2,889	1,368	310	5,087
1.90%	4,409	-	6,141	-	424	45,599	3,326	11,653
1.95%	3,694	-	1,066	-	1,009	3,817	477	6,569
2.00%	1,075	-	250	-	-	63	190	258
2.05%	-	-	-	-	-	-	-	5,673
2.10%	5,072	-	5,227	-	209	883	2,136	1,402
2.15%	-	-	1,728	-	-	3,098	-	860
2.20%	6,119	-	-	-	-	-	-	2,558
2.25%	-	-	-	-	-	-	-	1,878
2.30%	-	-	-	-	-	460	-	-
2.35%	216	-	47	-	-	237	-	15,864
2.40%	-	-	35	-	-	-	-	-
2.45%	-	-	158	-	-	58	-	12
2.50%	378	-	1,578	-	-	1,493	670	5,243

Totals	$388,694	$17,546	$98,956	$36,116	$13,946	$161,848	$25,496	$274,566

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PMUBA	PMVSTA	PMVFHV

0.45%	$4,787	$137	$568	$537	$11,284	$132	$-	$-
0.65%	1,458	211	354	70	1,014	-	-	-
0.70%	-	49	70	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9,673	7	1,199	26	82	408	812	238
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	195	192	305	-	-	-
1.00%	20,481	1,270	2,942	-	172	1,084	8,730	56
1.05%	-	-	25	6	-	-	419	-
1.10%	-	-	-	-	-	-	-	-
1.15%	10,619	303	3,465	3,052	29,050	96	-	1,012
1.20%	5,971	417	983	-	-	65	2,326	14
1.25%	49,345	3,249	9,213	14,114	48,598	5,608	-	-
1.30%	14,084	2,304	779	-	-	999	6,840	-
1.35%	26,291	656	5,712	1,750	104,806	794	4,008	5
1.40%	4,974	-	401	1,542	8,011	462	-	-
1.45%	17,695	918	1,178	3,861	23,775	6,668	-	58
1.50%	-	-	-	-	-	-	-	-
1.55%	59,091	5,125	6,932	9,460	63,299	9,829	169	-
1.60%	18,436	3,583	4,129	22,312	50,184	4,368	-	-
1.65%	39,302	2,321	6,814	11,729	76,563	2,536	551	-
1.80%	9,954	18,069	1,471	3,939	10,126	2,241	-	-
1.85%	8,037	846	1,391	3,915	1,938	4,567	-	75
1.90%	14,180	4,565	4,930	4,018	19,629	2,374	-	-
1.95%	2,862	905	2,013	3,619	3,086	1,058	-	-
2.00%	1,408	187	31	149	1,379	70	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	4,827	277	1,107	3,288	2,249	3,629	-	-
2.15%	2,296	-	288	1,353	6,044	148	-	-
2.20%	1,841	-	61	-	400	1,698	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	162	132	6	325	447	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,523	39	-	193	70	263	-	-
2.50%	874	12	-	141	825	-	-	-

Totals	$330,171	$45,582	$56,257	$89,591	$463,336	$49,097	$23,855	$1,458

	GVGMNS	GVHQFA	GVSIA	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK

0.45%	$-	$2	$8	$-	$39	$44,297	$319	$314
0.65%	-	-	-	-	-	1,882	188	86
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	149	234	-	-	72	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	135	-	-	-	-
1.00%	426	2,255	656	-	-	602	-	2
1.05%	-	-	-	-	-	120	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1	15,469	115	217	291	12,687	776	1,620
1.20%	86	150	1,898	-	-	-	-	23
1.25%	1,813	2,497	1,776	747	431	55,592	5,877	6,807
1.30%	-	2,532	1,625	-	-	-	-	-
1.35%	467	5,799	2,705	1,156	185	48,539	1,416	4,171
1.40%	-	268	-	457	15	2,916	445	143
1.45%	3,111	1,908	5,402	-	1	3,534	723	2,592
1.50%	-	-	-	-	-	-	-	-
1.55%	1,499	5,374	206	1,981	264	48,567	3,834	6,830
1.60%	965	547	573	160	2,385	29,576	4,686	4,432
1.65%	470	758	391	173	101	91,709	388	3,714
1.80%	240	446	188	118	304	64,564	4,410	6,296
1.85%	1,058	825	710	-	127	1,055	187	576
1.90%	212	552	5,358	-	374	11,239	3,615	4,008
1.95%	62	1,430	377	-	-	3,589	453	1,911
2.00%	-	-	-	-	189	168	34	293
2.05%	-	1,128	-	-	-	-	-	-
2.10%	161	142	30	-	49	7,198	2,480	3,593
2.15%	54	29	-	-	424	1,097	-	5,055
2.20%	-	-	-	-	-	31	-	329
2.25%	-	373	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	40
2.35%	-	2,474	-	-	-	-	-	237
2.40%	-	-	-	-	-	-	-	-
2.45%	706	-	-	-	-	89	-	106
2.50%	-	1,039	-	-	-	199	-	-

Totals	$11,331	$46,146	$22,252	$5,144	$5,179	$429,322	$29,831	$53,178

	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30

0.45%	$856	$389	$585	$5,970	$272	$253	$2,412	$315
0.65%	167	195	179	314	3	-	739	82
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	228	-	413	466	155	102
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	77	-	-	83	13	2	113	107
1.05%	-	-	-	-	-	-	9	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,268	383	2,160	7,717	1,585	2,468	2,321	2,603
1.20%	-	-	-	-	2	1	-	-
1.25%	17,356	1,767	18,661	38,894	10,328	14,539	13,865	5,101
1.30%	-	-	-	-	-	-	-	-
1.35%	2,744	282	4,422	4,911	3,233	3,703	7,592	2,816
1.40%	213	3	714	75	623	849	755	997
1.45%	4,365	1,344	5,392	1,656	1,960	1,803	2,165	4,194
1.50%	-	-	-	-	-	-	-	-
1.55%	3,386	1,258	12,620	6,007	6,079	4,762	8,972	7,154
1.60%	21,335	273	16,300	35,421	20,345	16,825	20,638	9,033
1.65%	31,467	540	6,748	33,697	10,583	11,270	22,659	3,801
1.80%	4,507	712	7,922	7,138	5,293	2,491	9,035	8,073
1.85%	1,075	335	1,306	4,185	1,362	1,053	1,247	933
1.90%	5,426	483	13,705	3,598	1,318	2,980	7,878	7,202
1.95%	1,197	94	2,807	3,486	265	156	2,577	941
2.00%	699	-	754	365	317	216	433	198
2.05%	-	-	-	-	43	-	30	-
2.10%	557	102	2,297	5,278	316	2,763	4,673	1,566
2.15%	7,875	-	8,446	-	117	700	1,287	2,288
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	27	-	499	239	-	-	-
2.35%	149	70	206	138	159	26	135	16
2.40%	-	-	-	-	-	-	-	-
2.45%	2	-	63	354	148	-	24	219
2.50%	-	-	1,108	6,791	994	-	-	-

Totals	$104,774	$8,257	$106,623	$166,577	$66,010	$67,326	$109,714	$57,741

	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG

0.45%	$239	$313	$869	$1,631	$326	$76	$1,721	$233
0.65%	36	186	6	108	5	146	1,562	184
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	101	-	45	-	-	71	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	98	56	-	158	-	-	170	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,313	5,913	4,482	1,070	2,843	140	3,761	1,603
1.20%	-	263	-	-	-	-	-	-
1.25%	13,413	24,858	20,437	15,008	17,256	5,787	43,021	22,127
1.30%	-	-	-	-	-	-	-	-
1.35%	7,075	6,411	13,495	719	6,408	494	11,841	5,320
1.40%	163	874	1,352	30	519	231	717	530
1.45%	2,280	3,491	4,792	1,268	4,171	3,676	7,515	2,724
1.50%	-	-	-	-	-	-	-	-
1.55%	11,361	24,164	10,296	4,226	9,795	4,731	12,007	17,579
1.60%	22,631	33,323	29,298	3,890	10,861	4,164	25,061	42,753
1.65%	22,598	30,840	27,858	21,201	20,221	2,137	27,409	20,859
1.80%	15,495	12,834	7,683	1,623	2,763	567	13,706	12,041
1.85%	2,242	3,440	1,576	145	783	58	2,060	404
1.90%	4,950	7,350	11,908	2,334	1,822	245	10,605	26,154
1.95%	1,150	5,594	893	1,017	1,376	874	950	1,682
2.00%	568	1,148	777	374	653	1	762	620
2.05%	43	-	-	-	-	-	-	591
2.10%	3,925	2,612	645	11	193	13	3,525	1,599
2.15%	506	7,533	923	234	685	712	6,246	39,092
2.20%	725	55	-	-	-	-	335	-
2.25%	-	-	-	-	-	-	-	195
2.30%	-	-	1,727	-	-	-	374	68
2.35%	198	109	188	-	-	-	701	1,752
2.40%	66	-	-	-	-	-	-	-
2.45%	127	86	-	-	909	-	484	234
2.50%	182	89	-	-	-	-	-	551

Totals	$113,384	$171,643	$139,205	$55,092	$81,589	$24,052	$174,604	$198,895

	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN

0.45%	$42	$406	$500	$303	$206	$-	$-	$77
0.65%	-	588	2	21	41	13	2	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	100	-	-	32	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	11	-	3	-	-	-	-	-
1.05%	-	-	-	2	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	696	2,112	1,198	685	1,229	532	78	10
1.20%	-	-	-	-	-	-	-	-
1.25%	4,538	5,927	12,295	698	14,685	78	53	612
1.30%	-	-	-	-	-	-	-	-
1.35%	1,276	3,028	1,215	1,113	7,581	140	25	120
1.40%	39	561	285	61	243	5	203	78
1.45%	1,484	868	909	225	3,414	74	69	35
1.50%	-	-	-	-	-	-	-	-
1.55%	6,804	8,572	7,663	207	4,291	412	353	88
1.60%	4,409	3,668	4,060	4,085	20,105	115	6	197
1.65%	3,322	3,045	19,758	885	4,773	196	36	139
1.80%	2,887	6,948	932	2,581	1,500	-	-	2,946
1.85%	263	780	1,105	189	1,906	1	25	19
1.90%	2,022	2,206	5,780	2,228	4,431	21	150	66
1.95%	245	932	2,468	466	454	11	447	4
2.00%	106	496	-	101	65	2	2	-
2.05%	-	922	-	-	-	-	-	-
2.10%	2,934	1,664	1,274	2,142	2,133	51	61	-
2.15%	8,095	6,418	4	503	576	30	78	20
2.20%	-	104	-	-	26	-	-	-
2.25%	-	304	-	-	-	-	-	-
2.30%	-	38	-	-	64	12	33	4
2.35%	-	2,211	-	42	149	-	-	-
2.40%	-	-	4	-	-	-	-	-
2.45%	14	35	-	-	113	-	-	-
2.50%	1,156	970	5	-	-	-	-	-

Totals	$40,343	$52,803	$59,560	$16,537	$67,985	$1,725	$1,621	$4,416

	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	PVEIB	RVMFU	RSRF

0.45%	$503	$54	$364	$481	$269	$-	$227	$196
0.65%	75	186	106	2	4	-	213	333
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	349	-	210	100	61	762	1,366	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	33	-	-	-	6	7,780	11,089	1,193
1.05%	-	-	-	-	-	1,051	360	-
1.10%	-	-	-	-	-	-	68	154
1.15%	2,578	289	837	6,098	1,688	2,354	1,907	12,608
1.20%	23	1	-	105	2	4,305	5,656	503
1.25%	22,890	2,539	1,828	22,343	18,569	-	3,069	13,485
1.30%	-	-	-	-	-	13,510	6,741	470
1.35%	5,769	583	467	2,598	3,174	872	9,602	16,388
1.40%	702	282	365	573	542	-	647	3,416
1.45%	3,460	201	379	711	3,294	-	2,642	3,716
1.50%	-	-	-	-	-	-	-	-
1.55%	7,480	2,133	1,011	5,458	4,745	356	13,654	28,952
1.60%	37,697	4,870	5,027	20,250	17,758	-	4,272	5,298
1.65%	26,028	4,432	572	1,103	16,959	3	11,593	7,276
1.80%	19,333	1,449	2,327	31,187	16,267	-	2,034	443
1.85%	2,136	212	147	188	1,946	-	1,970	1,038
1.90%	3,672	655	1,597	1,478	5,160	-	7,789	5,220
1.95%	4,472	47	120	2,603	1,273	-	736	1,161
2.00%	662	81	99	4,732	382	-	239	579
2.05%	-	-	-	-	710	-	-	-
2.10%	7,477	783	3,287	21,937	1,063	-	164	957
2.15%	13,954	186	5,480	1,113	2,504	-	8	99
2.20%	-	-	-	5,382	-	-	-	34
2.25%	-	-	-	-	235	-	-	-
2.30%	18	8	-	22	-	-	-	-
2.35%	201	115	-	139	1,590	-	-	57
2.40%	-	-	-	-	-	-	-	-
2.45%	11	5	53	1,489	326	-	-	-
2.50%	-	-	-	4,182	1,396	-	-	723

Totals	$159,523	$19,111	$24,276	$134,274	$99,923	$30,993	$86,046	$104,299

	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD	RELF	RENF

0.45%	$559	$364	$1,026	$86	$144	$801	$754	$377
0.65%	74	153	99	127	243	9	290	48
0.70%	-	165	-	-	170	-	159	144
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	32	-	105
0.90%	-	17	96	-	64	-	62	12
0.95%	-	459	-	-	538	-	498	260
1.00%	3	12	3	-	5	-	3	-
1.05%	9	1	6	-	-	-	12	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,158	8,359	9,320	1,449	12,617	18,946	5,226	5,951
1.20%	-	-	23	-	-	23	61	11
1.25%	5,762	7,360	24,505	4,036	16,454	10,967	7,499	20,925
1.30%	-	-	-	-	-	-	-	-
1.35%	7,455	12,447	17,795	4,117	20,483	24,949	15,444	15,182
1.40%	4,048	4,103	6,319	336	10,203	3,211	8,053	5,431
1.45%	2,016	660	5,426	427	1,638	307	1,304	4,905
1.50%	-	-	-	-	-	-	-	-
1.55%	5,668	7,110	15,864	3,507	18,479	15,501	4,475	23,293
1.60%	7,782	5,786	16,824	963	8,639	2,631	21,018	41,174
1.65%	2,667	7,060	10,392	433	9,272	1,907	2,252	9,454
1.80%	4,771	3,446	8,382	441	3,010	61,003	1,894	15,976
1.85%	268	913	1,233	98	1,324	-	719	1,023
1.90%	10,953	13,419	10,282	1,124	7,746	2,032	4,926	29,410
1.95%	449	918	2,328	85	1,285	956	1,456	3,087
2.00%	244	133	311	369	880	164	3	369
2.05%	-	-	-	-	5	-	-	-
2.10%	1,746	278	4,518	1,430	451	727	1,288	1,466
2.15%	1,398	724	6,910	329	658	1,503	23	10,067
2.20%	-	126	58	-	59	235	-	74
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	226	-	1,799	13	-	148
2.35%	61	-	65	-	190	357	169	132
2.40%	-	-	-	-	3	-	-	-
2.45%	32	78	903	-	14	846	5	4
2.50%	-	-	812	5	-	519	-	65

Totals	$59,123	$74,091	$143,726	$19,362	$116,373	$147,639	$77,593	$189,093

	RESF	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF

0.45%	$146	$856	$515	$1,780	$1,245	$467	$236	$321
0.65%	165	183	56	822	131	132	4	54
0.70%	-	-	136	-	143	208	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	156	125	-	-	33
0.90%	-	-	-	-	72	-	-	-
0.95%	-	-	415	-	275	491	-	-
1.00%	-	-	5	16	34	3	-	-
1.05%	2	5	4	25	7	5	-	-
1.10%	-	-	-	40	-	-	-	-
1.15%	3,263	4,583	11,527	16,077	10,362	7,239	1,308	4,552
1.20%	224	-	-	-	23	-	-	-
1.25%	10,152	1,801	20,291	3,026	37,317	8,538	1,235	1,448
1.30%	-	-	-	-	-	-	-	-
1.35%	12,694	6,459	19,327	8,427	22,690	15,414	4,211	2,268
1.40%	2,234	1,316	5,969	4,383	11,436	9,744	1,152	254
1.45%	2,023	-	2,081	1,014	9,382	1,134	10	184
1.50%	-	-	-	-	-	-	-	-
1.55%	11,575	2,217	12,071	6,236	26,467	11,652	1,198	1,350
1.60%	32,010	1,956	9,659	7,999	24,767	8,698	1,709	1,728
1.65%	7,082	314	5,110	2,272	11,412	2,480	117	1,321
1.80%	7,548	107	11,794	1,783	12,082	5,753	35,293	259
1.85%	2,020	-	1,166	491	1,514	232	5	31
1.90%	18,519	1,755	7,526	2,181	13,974	6,800	471	446
1.95%	1,438	427	638	2,258	1,854	2,661	95	715
2.00%	76	1	1,585	2,750	737	121	11	931
2.05%	-	-	8	37	19	-	-	2
2.10%	1,038	329	711	2,262	6,560	2,991	160	211
2.15%	770	369	2,099	180	4,191	729	91	5
2.20%	-	-	955	-	-	44	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	150	25	6	9
2.35%	-	-	-	-	676	172	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	282	69	-	11
2.50%	69	-	658	-	-	-	-	-

Totals	$113,048	$22,678	$114,306	$64,215	$197,927	$85,802	$47,312	$16,133

	RVIMC	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS

0.45%	$76	$75	$77	$184	$220	$474	$91	$503
0.65%	-	13	-	33	149	118	3	407
0.70%	-	-	-	-	-	219	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	556	-	-
1.00%	-	-	-	-	-	36	-	1,109
1.05%	-	-	-	-	-	4	-	-
1.10%	-	-	-	-	-	-	-	281
1.15%	163	483	1,208	4,353	2,681	8,092	7,855	6,373
1.20%	-	-	58	-	-	-	23	132
1.25%	177	472	1,323	3,486	1,092	4,109	26,715	18,440
1.30%	-	-	-	-	-	-	-	1,716
1.35%	365	423	2,632	5,019	3,522	15,449	7,614	11,807
1.40%	5	56	910	632	1,445	9,499	1,993	439
1.45%	76	109	1,696	144	407	2,413	434	3,351
1.50%	-	-	-	-	-	-	-	-
1.55%	1,110	1,152	2,378	2,052	1,939	7,274	7,591	16,691
1.60%	2	520	576	2,119	2,650	3,617	2,689	6,859
1.65%	176	23	292	3,099	111	2,873	1,149	12,851
1.80%	235	407	16,707	2,692	156	1,744	1,301	664
1.85%	1	-	96	616	-	356	-	906
1.90%	192	274	1,016	1,125	674	1,301	739	3,338
1.95%	91	25	118	-	64	293	2,567	2,642
2.00%	12	12	975	10	62	-	233	726
2.05%	-	-	-	-	-	-	-	-
2.10%	-	24	13,208	44	7	550	1,054	626
2.15%	83	79	96	96	522	-	2,149	73
2.20%	-	-	3,732	-	25	72	862	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	7	-	-	510	710	226
2.35%	-	-	-	-	38	-	38	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	808	-
2.50%	-	-	2,043	-	-	-	122	1,358

Totals	$2,764	$4,147	$49,148	$25,704	$15,764	$59,559	$66,740	$91,518

	RVF	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF

0.45%	$8,793	$2,822	$1,428	$512	$277	$3	$139	$542
0.65%	257	145	143	707	24	-	8	208
0.70%	-	-	-	81	135	168	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	123	237	42	12	-	-	24	52
0.90%	-	-	-	7	-	-	-	-
0.95%	-	-	-	508	521	354	-	-
1.00%	-	134	-	115	-	-	-	-
1.05%	-	-	-	-	1	-	-	-
1.10%	-	708	852	-	77	-	464	-
1.15%	20,573	22,872	48,800	16,611	9,229	4,325	10,347	15,412
1.20%	-	2	-	132	-	-	17	23
1.25%	174,603	36,218	6,346	22,272	6,553	2,620	3,201	196,158
1.30%	-	-	-	-	-	-	-	-
1.35%	14,168	27,750	50,806	28,863	14,945	7,723	7,844	15,489
1.40%	5,804	4,294	5,575	20,754	6,008	3,930	366	963
1.45%	533	5,824	355	3,901	1,794	1,749	488	655
1.50%	-	-	-	-	-	-	-	-
1.55%	11,679	50,205	17,550	17,109	11,362	4,458	6,266	6,193
1.60%	7,269	38,237	2,424	9,611	3,935	1,566	7,755	50,941
1.65%	10,260	30,095	5,251	13,039	6,693	1,288	4,378	6,383
1.80%	10,788	17,940	1,036	14,228	2,816	608	6,584	5,673
1.85%	91	5,135	555	816	699	-	1	117
1.90%	3,819	29,869	2,263	5,694	5,350	917	2,615	2,320
1.95%	913	5,226	4,336	2,117	2,167	260	3,022	249
2.00%	1,381	5,864	5,581	3,176	251	-	1,410	518
2.05%	703	21	-	313	-	-	170	40
2.10%	6,493	5,849	13,572	2,954	2,364	56	5,156	2,180
2.15%	2,444	5,759	54	1,940	860	87	637	1,298
2.20%	154	828	1,196	778	53	-	1,349	677
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	80	22	370	-	-	94
2.35%	1,340	408	-	82	30	-	91	264
2.40%	-	-	-	-	-	-	-	-
2.45%	72	290	20	70	-	-	-	1,631
2.50%	441	-	-	583	-	-	745	606

Totals	$282,701	$296,732	$168,265	$167,007	$76,514	$30,112	$63,077	$308,686

	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC

0.45%	$3,752	$2,994	$986	$919	$1,893	$1,762	$93	$1,039
0.65%	781	711	138	210	428	776	18	129
0.70%	-	-	-	-	-	-	-	157
0.80%	-	-	-	-	-	-	-	-
0.85%	38	121	114	-	116	-	20	-
0.90%	-	-	-	-	-	-	-	60
0.95%	92	87	80	80	69	-	29	446
1.00%	11	-	45	-	55	26	-	7
1.05%	76	73	3	2	5	6	-	8
1.10%	-	-	-	-	-	-	-	-
1.15%	19,425	16,205	13,873	10,267	6,149	4,985	1,909	16,845
1.20%	2	-	2	-	2	-	-	284
1.25%	105,933	84,646	33,671	18,399	30,570	27,831	2,168	19,938
1.30%	-	-	-	-	-	-	-	-
1.35%	35,209	20,675	17,939	22,534	21,965	15,336	1,851	23,084
1.40%	13,879	9,108	4,809	3,745	2,473	2,831	422	9,357
1.45%	19,342	15,773	4,836	2,760	5,251	3,826	351	3,638
1.50%	-	-	-	-	-	-	-	-
1.55%	49,883	44,802	22,791	23,260	21,770	16,794	1,925	19,534
1.60%	57,525	132,221	16,484	21,542	11,553	10,735	1,189	15,216
1.65%	50,546	22,485	24,262	9,961	21,143	22,640	2,234	5,893
1.80%	14,948	18,175	11,866	7,083	13,768	8,106	993	17,358
1.85%	2,923	4,171	1,147	1,309	763	1,654	290	1,455
1.90%	24,900	42,063	6,619	41,754	14,308	17,778	495	23,989
1.95%	6,394	3,237	3,293	4,679	3,283	3,372	2,619	2,662
2.00%	5,116	1,924	674	266	1,148	121	541	1,065
2.05%	368	261	30	16	21	26	-	17
2.10%	5,713	5,098	9,198	5,131	5,974	4,753	657	3,507
2.15%	4,439	3,681	377	407	1,233	483	14	7,488
2.20%	66	-	62	166	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	553	857	83	1,852	-	589	41	234
2.35%	206	841	51	123	95	192	-	172
2.40%	-	-	-	-	-	-	-	-
2.45%	604	4,221	544	3,783	334	1,454	-	1,421
2.50%	-	1,550	-	9	-	-	-	-

Totals	$422,724	$435,980	$173,977	$180,257	$164,369	$146,076	$17,859	$175,003

	RTEL	RTRF	RUTL	RVWDL	GVFRB	RHYS	TRHS2	VVGGS

0.45%	$2	$381	$352	$46	$266	$195	$-	$10
0.65%	126	143	284	13	212	-	-	-
0.70%	-	143	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	117	-	-	-	2,317	-
0.90%	37	61	83	-	-	-	-	-
0.95%	-	435	-	-	-	-	-	-
1.00%	-	44	38	-	31	-	20,602	112
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,381	11,578	7,636	3,204	4,918	952	1,200	59
1.20%	-	69	308	-	-	248	13,340	76
1.25%	2,501	9,602	10,904	529	26,314	2,042	-	301
1.30%	-	-	-	-	-	-	21,159	14
1.35%	1,979	16,001	12,280	379	38,754	320	5,814	1,231
1.40%	793	9,129	5,449	138	1,390	53	-	-
1.45%	315	472	1,403	1,261	8,749	193	-	237
1.50%	-	-	-	-	-	-	-	-
1.55%	1,455	4,918	6,207	299	42,860	3,859	345	15
1.60%	1,478	5,776	5,670	128	28,011	3,768	-	652
1.65%	233	2,989	2,618	103	10,450	827	2,136	234
1.80%	658	8,333	2,941	24	16,206	2,029	-	161
1.85%	21	226	1,066	-	5,516	39	-	94
1.90%	156	6,672	6,338	518	14,348	15,241	-	158
1.95%	96	1,445	2,124	96	4,813	233	-	36
2.00%	2	565	977	25	12,563	5	-	4
2.05%	-	-	8	-	-	-	-	-
2.10%	298	1,803	947	-	7,601	162	-	-
2.15%	291	39	314	-	1,482	-	-	4
2.20%	-	123	1,760	-	395	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	456	1,578	-	-	-	-	-
2.35%	-	61	192	-	15	-	-	15
2.40%	26	-	-	-	437	-	-	-
2.45%	159	-	18	402	267	9	-	-
2.50%	-	-	284	-	1	-	-	-

Totals	$13,007	$81,464	$71,896	$7,165	$225,599	$30,175	$66,913	$3,413

	VWHAS	VWHA	WRASP	WRENG	NOVMH2	NLFOSP	NVFIP	NVFMGP

0.45%	$-	$373	$441	$-	$128	$-	$-	$-
0.65%	-	-	76	-	71	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	70	-	-	-	-	-
0.85%	2,710	-	1,948	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	118	-	-	-	-	-
1.00%	13,823	-	6,312	3,401	-	512	337	879
1.05%	1,899	-	-	464	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	1,152	10,221	-	54	-	-	-
1.20%	7,308	-	1,389	2,942	-	-	-	2,263
1.25%	-	8,059	35,291	-	758	330	220	5,334
1.30%	9,191	-	4,743	3,494	-	108	50	179
1.35%	5,990	2,570	21,157	321	75	205	8	44
1.40%	54	356	16,530	-	-	30	-	-
1.45%	-	3,025	14,022	-	753	956	1,106	828
1.50%	-	-	-	-	-	-	-	-
1.55%	343	8,058	27,826	240	1,229	193	41	622
1.60%	-	9,671	32,341	-	1,834	848	163	1,696
1.65%	1,299	9,357	25,830	690	4,551	8,495	2,479	5,045
1.80%	-	6,364	3,145	-	413	9	-	-
1.85%	-	4,462	5,587	-	744	470	87	479
1.90%	-	7,425	12,078	-	3,082	438	22	835
1.95%	-	2,439	2,870	-	407	26	380	541
2.00%	-	245	6,675	-	22	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	2,202	2,312	-	121	296	-	-
2.15%	-	587	3,104	-	134	-	-	-
2.20%	-	-	1,392	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	48	285	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	62	153	-	-	-	-	-
2.50%	-	46	-	-	12	-	-	-

Totals	$42,617	$66,501	$235,916	$11,552	$14,388	$12,916	$4,893	$18,745

	PIVEM2	RVAMR	RVBER	RVCLR

0.45%	$20	$-	$3	$3
0.65%	14	-	-	24
0.70%	-	-	-	-
0.80%	-	-	-	-
0.85%	-	-	-	-
0.90%	-	-	-	-
0.95%	36	-	-	-
1.00%	-	-	-	-
1.05%	-	-	-	-
1.10%	-	-	-	-
1.15%	1,600	467	216	558
1.20%	-	42	-	-
1.25%	914	864	1,054	214
1.30%	-	-	-	-
1.35%	2,687	307	174	237
1.40%	176	216	94	122
1.45%	-	-	272	-
1.50%	-	-	-	-
1.55%	1,080	83	537	364
1.60%	180	132	88	51
1.65%	-	1,281	415	475
1.80%	75	1	12	-
1.85%	-	-	-	30
1.90%	394	93	99	42
1.95%	48	399	20	363
2.00%	-	12	-	-
2.05%	-	-	-	-
2.10%	2	-	28	-
2.15%	-	-	-	113
2.20%	-	-	-	42
2.25%	-	-	-	-
2.30%	-	107	358	-
2.35%	-	-	-	81
2.40%	-	-	-	-
2.45%	-	-	-	-
2.50%	-	-	-	-

Totals	$7,226	$4,004	$3,370	$2,719

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $3,773,037 and $4,727,648, respectively, and total transfers from the Separate Account to the fixed account were $3,825,654 and $4,746,229, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $304,589 and $627,671 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $78,864 and $232,170 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,318,822 and $2,817,101 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,123,442,737	$-	$-	$2,123,442,737

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	$507,995	$641,341
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,644,600	1,752,196
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	1,327,800	688,191
VP Income & Growth Fund - Class I (ACVIG)	2,683,048	4,570,493
VP Inflation Protection Fund - Class II (ACVIP2)	8,707,337	7,316,727
VP Ultra(R) Fund - Class I (ACVU1)	371,161	419,657
VP Value Fund - Class I (ACVV)	5,943,446	12,165,814
Global Small Capitalization Fund - Class 4 (AMVGS4)	1,889,483	944,297
Insurance Series(R) - International Fund: Class 4 (AMVI4)	2,662,018	162,418
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6,232,614	1,158,455
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	2,622,549	334,307
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	4,095,742	946,366
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	12,869,738	10,046,217
BlackRock Total Return V.I. Fund - Class III (BRVTR3)	1,919,580	364,203
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	5,364,608	1,754,246
Global Allocation V.I. Fund - Class III (MLVGA3)	4,820,781	5,644,691
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	431,763	194,877
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	548,059	12,748
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	1,492,525	56,443
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	417,228	337,081
VIP Small Cap Value Series: Service Class (DWVSVS)	1,898,058	432,581
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	2,813,498	1,754,962
Floating-Rate Income Fund (ETVFR)	12,301,259	9,536,836
Quality Bond Fund II - Primary Shares (FQB)	174	84
Contrafund(R)Portfolio - Service Class 2 (FC2)	1,112,343	1,614,240
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	73,727	108,024
VIP Balanced Portfolio - Service Class 2 (FB2)	7,300,516	1,669,963
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	8,492,364	12,375,862
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	6,579,014	3,587,117
VIP Growth Portfolio - Service Class 2 (FG2)	44,160,224	31,366,122
VIP High Income Portfolio - Service Class 2 (FHI2)	2,060,344	5,915,875
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	5,916,088	3,444,867
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	1,935,782	465,440
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	16,568,243	14,368,270
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,247,160	2,983,328
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	4,286,379	2,023,812
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	9,361,575	3,837,891
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,358,122	926,972
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	1,333,548	1,717,885
VI International Growth Fund - Series II Shares (AVIE2)	393,080	54,193
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)	3,082,366	509,857
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	265,861	44,113
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	162,800	22,853
Balanced Portfolio: Service Shares (JABS)	2,715,447	199,641
Enterprise Portfolio: Service Shares (JAMGS)	2,578,606	291,231
Flexible Bond Portfolio: Service Shares (JAFBS)	1,410,161	624,894
Global Technology Portfolio: Service Shares (JAGTS)	2,467,711	278,574
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,434,998	1,923,016
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	8,306,251	7,390,405
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)	2,423,012	41,322
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	76,339	104,233
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	522,329	77,682
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	2,985,168	1,635,870
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	3,291,844	1,649,077
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)	1,509,037	191,455
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	1,262,488	149,550
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	565,134	357,776
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	270,919	633,627
Utilities Series - Service Class (MVUSC)	750,698	234,465
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,805,779	971,203
The Merger Fund VL (MGRFV)	1,030,479	643,778
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	3,229,393	1,305,980
Emerging Markets Debt Portfolio - Class II (MSEMB)	4,221,210	1,427,937
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)	449,667	403,265
Global Real Estate Portfolio - Class II (VKVGR2)	3,997,833	2,079,677
NVIT Bond Index Fund Class I (NVBX)	14,130,913	6,821,353
NVIT International Index Fund Class I (NVIX)	19,248,244	2,997,198
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	1,045,569	47,033
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	1,486,098	817,463
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,580,409	281,982
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	23,895,379	5,908,000
American Funds NVIT Bond Fund - Class II (GVABD2)	2,922,005	1,499,738
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	6,482,368	901,526
American Funds NVIT Growth Fund - Class II (GVAGR2)	9,952,702	1,486,208
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	8,165,408	779,285
Federated NVIT High Income Bond Fund - Class I (HIBF)	5,666,509	5,100,561
NVIT Emerging Markets Fund - Class I (GEM)	6,833,775	3,572,339
NVIT Emerging Markets Fund - Class II (GEM2)	1,351,021	50,591
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	849,700	22,868
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	3,123,677	626,756
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	575,016	23,185
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	2,553,434	2,132,677
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,433,569	3,412,679
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	2,231,605	1,844,585
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	2,820,830	3,722,346
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,078,086	13,042,852
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	6,108,758	7,297,837
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,755,909	813,039
NVIT Core Bond Fund - Class II (NVCBD2)	838,780	186,416
NVIT Core Plus Bond Fund - Class II (NVLCP2)	3,434,547	7,199,273
NVIT Nationwide Fund - Class I (TRF)	9,273,588	7,953,998
NVIT Nationwide Fund - Class II (TRF2)	226,123	395,652
NVIT Government Bond Fund - Class I (GBF)	8,844,458	12,422,901
NVIT Government Bond Fund - Class II (GBF2)	838,473	395,947
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,423,141	920,856
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,886,373	546,730
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	5,219,674	500,542
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,975,508	3,882,063
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	24,415,991	6,911,518
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	7,254,763	2,531,726
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,274,813	3,892,429
NVIT Mid Cap Index Fund - Class I (MCIF)	19,786,692	6,637,199
NVIT Money Market Fund - Class I (SAM)	250	805
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	2,275,307	1,828,193
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	1,796,332	1,960,664
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	3,408,902	4,714,647
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	3,581,721	6,520,525
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	5,037	9,851
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	7,994,699	5,609,165
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,431,670	8,052,173
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	8,654,904	6,739,567
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	639,923	134,724
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,791,130	3,517,225
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	941,716	271,606
NVIT Multi-Manager Small Company Fund - Class I (SCF)	2,168,003	1,747,816
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	1,055,416	40,262
NVIT Multi-Sector Bond Fund - Class I (MSBF)	10,504,071	6,242,091
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,886,107	8,205,951
NVIT Large Cap Growth Fund - Class II (NVOLG2)	3,325,711	1,255,533
Templeton NVIT International Value Fund - Class III (NVTIV3)	387,786	40,528
Invesco NVIT Comstock Value Fund - Class II (EIF2)	866,692	29,030
NVIT Real Estate Fund - Class II (NVRE2)	2,660,671	2,405,652
NVIT Money Market Fund - Class II (NVMM2)	489,005,449	479,227,021
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	1,446,824	1,599,025
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,745,214	777,451
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	309,583	103,663
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)	587,512	339,314
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)	514,147	1,455,492
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)	421,036	133,688
NVIT Small Cap Index Fund - Class II (NVSIX2)	19,008,703	6,245,380
NVIT S&P 500 Index Fund - Class I (GVEX1)	60,903,848	16,867,671
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)	636,460	265,598
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	455,701	96,734
7Twelve Balanced Portfolio (NO7TB)	100,671	179,782
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	288,993	2,079,168
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	10,636,707	11,498,081
International Growth Fund/VA - Service Shares (OVIGS)	676,933	55,074
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	7,879,589	4,186,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,325,195	938,638
PIMCO Income Portfolio: Advisor Class (PMVIV)	3,439,708	251,222
All Asset Portfolio - Advisor Class (PMVAAD)	3,037,731	3,290,408
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,748,199	984,211
Low Duration Portfolio - Advisor Class (PMVLAD)	3,658,440	7,926,225
Total Return Portfolio - Advisor Class (PMVTRD)	18,626,766	16,382,809
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,249,464	937,354
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	2,640,448	2,038,466
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	4,707,906	5,307,996
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	34,333,441	44,761,946
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)	3,827,180	3,616,943
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)	2,328,431	482,731
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)	2,067,154	30,491
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	124,192	61,516
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	6,902,807	3,933,166
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	355,116	191,310
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	16,965	28,963
VP UltraShort NASDAQ-100 (PROUSN)	6,373,958	6,332,639
VP Access High Yield Fund (PROAHY)	43,945,468	67,766,661
VP Asia 30 (PROA30)	13,722,113	13,447,489
VP Banks (PROBNK)	11,640,834	12,408,857
VP Basic Materials (PROBM)	25,559,899	19,453,603
VP Bear (PROBR)	10,971,311	11,222,003
VP Biotechnology (PROBIO)	10,891,761	10,919,845
VP Bull (PROBL)	88,869,975	92,656,386
VP Consumer Goods (PROCG)	11,400,400	12,672,984
VP Consumer Services (PROCS)	13,226,607	11,212,940
VP Emerging Markets (PROEM)	19,962,759	16,530,879
VP Europe 30 (PROE30)	7,415,622	6,592,262
VP Financials (PROFIN)	15,158,367	17,129,246
VP Health Care (PROHC)	16,810,162	15,601,929
VP Industrials (PROIND)	24,623,874	23,661,134
VP International (PROINT)	10,525,384	7,242,270
VP Internet (PRONET)	3,974,545	3,725,740
VP Japan (PROJP)	2,386,892	2,389,082
VP NASDAQ-100 (PRON)	52,214,166	54,729,333
VP Oil & Gas (PROOG)	5,940,725	7,603,057
VP Pharmaceuticals (PROPHR)	2,748,813	3,399,603
VP Precious Metals (PROPM)	8,753,245	8,903,669
VP Real Estate (PRORE)	10,154,033	10,448,814
VP Rising Rates Opportunity (PRORRO)	12,112,559	14,693,246
VP Semiconductor (PROSCN)	8,543,866	7,351,343
VP Short Emerging Markets (PROSEM)	4,049,328	3,967,864
VP Short International (PROSIN)	1,029,155	1,389,071
VP Short NASDAQ-100 (PROSN)	4,251,933	4,733,195
VP Technology (PROTEC)	20,947,924	14,916,116
VP Telecommunications (PROTEL)	6,702,285	6,770,368
VP U.S. Government Plus (PROGVP)	20,240,765	20,606,357
VP UltraNASDAQ-100 (PROUN)	64,406,545	67,036,392
VP Utilities (PROUTL)	14,797,869	15,217,446
VT Equity Income Fund: Class IB (PVEIB)	1,711,683	135,773
Global Managed Futures Strategy (RVMFU)	1,144,963	2,020,648
Variable Fund - Long Short Equity Fund (RSRF)	816,095	1,859,375
Variable Trust - Banking Fund (RBKF)	7,905,307	10,182,513
Variable Trust - Basic Materials Fund (RBMF)	6,644,992	7,663,215
Variable Trust - Biotechnology Fund (RBF)	16,420,581	16,535,159
Variable Trust - Commodities Strategy Fund (RVCMD)	3,327,093	3,872,862
Variable Trust - Consumer Products Fund (RCPF)	8,417,806	10,935,648
Variable Trust - Dow 2x Strategy Fund (RVLDD)	71,386,109	75,800,153
Variable Trust - Electronics Fund (RELF)	15,475,096	15,315,865
Variable Trust - Energy Fund (RENF)	17,836,645	23,127,093
Variable Trust - Energy Services Fund (RESF)	25,602,602	27,506,518
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	6,180,908	4,862,469
Variable Trust - Financial Services Fund (RFSF)	10,662,146	13,703,741
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	40,261,268	41,965,879
Variable Trust - Health Care Fund (RHCF)	16,609,878	16,978,492
Variable Trust - Internet Fund (RINF)	15,249,910	16,562,509
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	70,806,356	66,968,285
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	16,126,727	16,050,609
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	2,110,367	2,142,269
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	2,938,202	3,132,070
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	32,997,103	42,361,157
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	14,490,283	14,582,456
Variable Trust - Japan 2x Strategy Fund (RLCJ)	4,219,267	4,202,827
Variable Trust - Leisure Fund (RLF)	6,006,027	7,362,642
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	7,159,698	17,900,898
Variable Fund - Multi-Hedge Strategies (RVARS)	487,709	2,037,286
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	42,435,741	32,404,762
Variable Trust - NASDAQ-100(R) Fund (ROF)	41,712,916	41,051,497
Variable Trust - Nova Fund (RNF)	67,726,593	74,027,108
Variable Trust - Precious Metals Fund (RPMF)	29,009,886	29,148,050
Variable Trust - Real Estate Fund (RREF)	10,067,531	10,635,226
Variable Trust - Retailing Fund (RRF)	7,024,587	6,895,048
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	24,812,375	24,935,847
Variable Trust - S&P 500 2x Strategy Fund (RTF)	36,724,372	36,004,461
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	59,309,657	58,494,422
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	16,948,922	21,221,306
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	19,452,839	22,960,161
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	6,740,188	15,785,404
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	19,315,761	17,775,706
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	13,149,719	18,148,231
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	2,315,810	3,304,547
Variable Trust - Technology Fund (RTEC)	16,729,452	17,235,222
Variable Trust - Telecommunications Fund (RTEL)	6,051,657	6,480,273
Variable Trust - Transportation Fund (RTRF)	14,599,643	15,594,638
Variable Trust - Utilities Fund (RUTL)	10,567,857	11,911,621
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	3,940,327	3,930,028
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	11,240,694	20,103,694
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	1,213,840	1,523,279
Health Sciences Portfolio - II (TRHS2)	3,566,757	635,782
VanEck VIP Global Gold Fund: Service Class (VVGGS)	1,407,823	903,225
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	2,931,650	684,127
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	1,759,482	2,903,625
Variable Insurance Portfolios - Asset Strategy (WRASP)	2,478,917	5,031,056
Variable Insurance Portfolios - Energy (WRENG)	774,636	434,315
Mariner Hyman Beck Portfolio: Class 2 (obsolete) (NOVMH2)	463,505	5,771,937
Lazard NVIT Flexible Opportunistic Strategies Fund P (obsolete) (NLFOSP)	238,646	3,235,782
NVIT Flexible Fixed Income Fund Class P (obsolete) (NVFIP)	80,587	1,399,116
NVIT Flexible Moderate Growth Fund Class P (obsolete) (NVFMGP)	181,385	5,316,461
Pioneer Emerging Markets VCT Portfolio - Class II (obsolete) (PIVEM2)	481,000	1,049,871
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)	33,892	2,089,956
Guggenheim Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)	174,025	1,664,193
Guggenheim Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)	96,384	2,483,060

	$2,710,032,591	$2,545,739,140

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2017	0.65%	to	1.95%	68,932	$15.15	to	$13.88	$991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416			10.37	159,842	0.00%			3.65%	****
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
VP Ultra(R) Fund - Class I (ACVU1)
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) - International Fund: Class 4 (AMVI4)
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2017	0.85%	to	1.65%	835,402	$11.11	to	$10.88	$9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
2017	0.45%	to	1.85%	145,404	10.17	to	10.08	1,471,759	0.07%	1.73%	to	0.78%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Floating-Rate Income Fund (ETVFR)
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
Quality Bond Fund II - Primary Shares (FQB)
2017			1.30%	300			18.04	5,413	3.23%			2.69%
2016			1.30%	300			17.57	5,271	3.54%			2.48%
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
2015	0.45%	to	2.45%	129,762	12.27	to	11.16	1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Balanced Portfolio - Service Class 2 (FB2)
2017	0.45%	to	2.20%	895,955	$12.13	to	$11.78	$10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%	****
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%	****
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI International Growth Fund - Series II Shares (AVIE2)
2017	0.85%	to	1.55%	62,932	$11.13	to	$10.94	$697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
V.I. Equally-Weighted S&P 500 Fund - Series II Shares (IVEW52)
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
2015	1.00%	to	1.65%	65,660	9.49	to	9.46	622,614	0.65%	-5.07%	to	-5.37%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
ClearBridge Variable Aggressive Growth Portfolio - Class II (LPVCA2)
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
2015	1.00%	to	1.30%	24,088	9.27	to	9.25	222,999	0.10%	-7.34%	to	-7.47%	****
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2017			1.30%	106,884			17.11	1,828,586	1.37%			13.35%
2016			1.30%	111,959			15.09	1,689,874	1.36%			11.54%
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2017	1.00%	to	1.65%	117,267	$12.03	to	$11.84	$1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%	****
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MainStay VP Convertible Portfolio: Service 2 Class (MNCPS2)
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
Utilities Series - Service Class (MVUSC)
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%			0.50%	****
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Real Estate Portfolio - Class II (VKVGR2)
2017	0.45%	to	2.50%	1,081,412	$13.75	to	$11.97	$14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
NVIT Bond Index Fund Class I (NVBX)
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
2015	1.00%	to	1.30%	13,798	10.01	to	9.99	137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.45%	to	2.50%	649,679	$12.27	to	$11.37	$7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2017	0.45%	to	2.50%	687,470	$14.85	to	$12.66	$9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
NVIT Core Bond Fund - Class II (NVCBD2)
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
NVIT Nationwide Fund - Class I (TRF)
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
2015	0.45%	to	2.50%	384,754	11.01	to	10.63	4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****
NVIT Nationwide Fund - Class II (TRF2)
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.45%	to	2.45%	1,644,988	$12.87	to	$11.95	$20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2017			1.30%	6,516			9.08	59,194	0.42%			-0.88%
2016			1.30%	6,519			9.17	59,747	0.01%			-1.29%
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2017	0.45%	to	2.50%	682,118	10.89	to	10.08	7,149,841	2.52%	21.98%	to	19.48%
2016	0.45%	to	2.50%	710,285	8.93	to	8.44	6,162,574	2.66%	4.51%	to	2.36%
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2017	0.45%	to	2.50%	582,611	21.08	to	17.98	11,339,335	1.22%	13.85%	to	11.51%
2016	0.45%	to	2.50%	774,134	18.52	to	16.12	13,386,869	2.65%	15.52%	to	13.15%
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
2015	0.45%	to	2.50%	439,773	17.33	to	15.41	7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.45%	to	2.50%	441,461	$24.65	to	$21.02	$10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%	****
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class II (NVRE2)
2017	0.45%	to	2.50%	216,204	$12.71	to	$11.53	$2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2017	0.45%	to	2.15%	492,304	14.17	to	13.01	6,648,436	1.32%	13.32%	to	11.39%
2016	0.45%	to	2.15%	512,774	12.50	to	11.68	6,165,789	1.32%	8.28%	to	6.44%
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2017	0.45%	to	2.20%	210,763	15.34	to	14.05	3,079,802	2.28%	17.36%	to	15.30%
2016	0.45%	to	2.30%	148,001	13.07	to	12.14	1,853,247	1.44%	10.89%	to	8.83%
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013	1.35%	to	1.30%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund - Class II (NCPGI2)
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%
NVIT Investor Destinations Managed Growth Fund - Class II (IDPG2)
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
2015	1.25%	to	1.85%	120,041	9.84	to	9.71	1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013	1.35%	to	1.30%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund - Class II (IDPGI2)
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013	1.35%	to	1.30%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund - Class II (NVSIX2)
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NVIT S&P 500 Index Fund - Class I (GVEX1)
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NVIT BlackRock NVIT Managed Global Allocation Fund - Class II (NVMGA2)
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2017	1.00%	to	2.10%	98,826	$9.81	to	$9.47	$962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
International Growth Fund/VA- Service Shares (OVIGS)
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
PIMCO Income Portfolio: Advisor Class (PMVIV)
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
Low Duration Portfolio - Advisor Class (PMVLAD)
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Advisor Class (PMVTRD)
2017	0.45%	to	2.50%	2,161,616	$11.80	to	$10.28	$24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
2015	0.45%	to	2.45%	1,805,992	11.08	to	10.08	19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class (PMUBA)
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%			-0.72%	****
Variable Insurance Trust - Short-Term Portfolio - Advisor Class (PMVSTA)
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class (PMVFHV)
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2017	0.45%	to	2.10%	170,315	9.42	to	8.94	1,556,625	0.77%	-2.76%	to	-4.37%
2016	0.45%	to	2.10%	152,168	9.69	to	9.35	1,442,252	2.11%	0.29%	to	-1.37%
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP UltraShort NASDAQ-100 (PROUSN)
2017	1.15%	to	2.15%	612,696	$0.37	to	$0.34	$218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
VP Access High Yield Fund (PROAHY)
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
VP Asia 30 (PROA30)
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
VP Banks (PROBNK)
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
VP Basic Materials (PROBM)
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
2015	0.45%	to	2.15%	136,926	8.57	to	7.91	1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
VP Bear (PROBR)
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
VP Biotechnology (PROBIO)
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
VP Bull (PROBL)
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
VP Consumer Goods (PROCG)
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Consumer Services (PROCS)
2017	0.45%	to	2.15%	479,056	$23.39	to	$20.86	$10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
VP Emerging Markets (PROEM)
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
VP Europe 30 (PROE30)
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
VP Financials (PROFIN)
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
VP Health Care (PROHC)
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
VP Industrials (PROIND)
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
VP International (PROINT)
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
2015	0.45%	to	2.10%	193,125	11.24	to	10.22	2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
VP Internet (PRONET)
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
VP Japan (PROJP)
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
VP NASDAQ-100 (PRON)
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Oil & Gas (PROOG)
2017	0.45%	to	2.50%	1,078,772	$11.57	to	$9.86	$11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
VP Pharmaceuticals (PROPHR)
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
VP Precious Metals (PROPM)
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
VP Real Estate (PRORE)
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
VP Rising Rates Opportunity (PRORRO)
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
VP Semiconductor (PROSCN)
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
VP Short Emerging Markets (PROSEM)
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
VP Short International (PROSIN)
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
2015	0.45%	to	2.30%	52,420	5.33	to	4.79	263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
VP Short NASDAQ-100 (PROSN)
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Technology (PROTEC)
2017	0.45%	to	2.15%	619,987	$23.03	to	$20.54	$13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
VP Telecommunications (PROTEL)
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
VP U.S. Government Plus (PROGVP)
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
VP UltraNASDAQ-100 (PROUN)
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
VP Utilities (PROUTL)
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
VT Equity Income Fund: Class IB (PVEIB)
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
Global Managed Futures Strategy (RVMFU)
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
Variable Fund - Long Short Equity Fund (RSRF)
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
Variable Trust - Banking Fund (RBKF)
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
Variable Trust - Basic Materials Fund (RBMF)
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
2015	0.45%	to	2.50%	118,511	8.77	to	9.69	2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Biotechnology Fund (RBF)
2017	0.45%	to	2.50%	310,675	$41.01	to	$28.49	$9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
Variable Trust - Commodities Strategy Fund (RVCMD)
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
Variable Trust - Consumer Products Fund (RCPF)
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%			25.05%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
Variable Trust - Electronics Fund (RELF)
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
Variable Trust - Energy Fund (RENF)
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
Variable Trust - Energy Services Fund (RESF)
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
Variable Trust - Financial Services Fund (RFSF)
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
2015	0.45%	to	2.50%	693,822	8.81	to	7.27	7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Health Care Fund (RHCF)
2017	0.45%	to	2.45%	479,809	$24.47	to	$20.25	$12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
Variable Trust - Internet Fund (RINF)
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Leisure Fund (RLF)
2017	0.45%	to	2.30%	103,637	$21.75	to	$29.28	$3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
2015	0.45%	to	2.50%	256,578	16.68	to	15.23	6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
Variable Trust - Nova Fund (RNF)
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
Variable Trust - Precious Metals Fund (RPMF)
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
Variable Trust - Real Estate Fund (RREF)
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
Variable Trust - Retailing Fund (RRF)
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2017	0.45%	to	2.50%	753,349	$24.21	to	$22.70	$23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%
2015	0.45%	to	2.50%	2,553,715	19.51	to	16.76	50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
Variable Trust - Technology Fund (RTEC)
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Telecommunications Fund (RTEL)
2017	0.65%	to	2.45%	58,362			$9.00	$582,335	1.08%			3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
Variable Trust - Transportation Fund (RTRF)
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
Variable Trust - Utilities Fund (RUTL)
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
2015	0.45%	to	2.45%	110,043	5.77	to	5.76	670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VanEck VIP Global Gold Fund: Service Class (VVGGS)
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Energy (WRENG)
2017	1.00%	to	1.65%	121,565	$9.07	to	$8.93	$1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Lazard NVIT Flexible Opportunistic Strategies Fund P (obsolete) (NLFOSP)
2016	1.00%	to	2.10%	298,392	10.25	to	9.95	3,011,508	2.03%	4.35%	to	3.20%
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (obsolete) (NVFIP)
2016	1.00%	to	1.95%	132,510	9.97	to	9.71	1,302,153	3.78%	6.87%	to	5.85%
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (obsolete) (NVFMGP)
2016	1.00%	to	1.95%	481,577	10.62	to	10.35	5,061,209	3.08%	8.20%	to	7.16%
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
Mariner Hyman Beck Portfolio: Class 2 (obsolete) (NOVMH2)
2016	0.45%	to	2.50%	627,989	9.11	to	8.29	5,419,175	0.00%	-8.55%	to	-10.42%
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
Pioneer Emerging Markets VCT Portfolio - Class II (obsolete) (PIVEM2)
2016	0.45%	to	1.95%	62,739	7.14	to	6.45	421,889	0.20%	5.51%	to	3.92%
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)
2016	1.15%	to	2.30%	160,546	12.72	to	11.30	1,969,554	1.48%	7.24%	to	6.00%
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
Guggenheim Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)
2016	0.45%	to	2.30%	126,569	12.55	to	10.47	1,436,108	0.57%	6.46%	to	4.48%
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
Guggenheim Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)
2016	0.45%	to	2.35%	214,319	11.95	to	10.14	2,412,715	0.68%	6.61%	to	4.58%
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	13.39	to	14.62	4,810,959	5.64%	6.46%	to	4.64%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	$11.27	to	$10.66	$3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
Series M (Macro Opportunities Series) (obsolete) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	16.81	to	25.48	3,283,214	0.15%	40.32%	to	37.99%
American Century NVIT Growth Fund -Class II (obsolete) (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%

2017	Reserves for annuity contracts in payout phase:								66,779
2017	Contract owners’ equity:								$2,123,466,643
2016	Reserves for annuity contracts in payout phase:								69,540
2016	Contract owners’ equity:								$1,791,511,137
2015	Reserves for annuity contracts in payout phase:								70,623
2015	Contract owners’ equity:								$1,613,745,449
2014	Reserves for annuity contracts in payout phase:								89,289
2014	Contract owners’ equity:								$1,524,687,920
2013	Reserves for annuity contracts in payout phase:								113,380
2013	Contract owners’ equity:								$1,358,664,885

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.